UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
March 31, 2023
MFS®  Municipal Income Fund
LMB-ANN

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	15.8%
Housing - Single Family	8.2%
General Obligations - General Purpose	6.3%
Airport Revenue	6.1%
Utilities - Other	5.3%
Miscellaneous Revenue - Other	4.9%
Healthcare Revenue - Long Term Care	4.7%
General Obligations - Schools	4.6%
Universities - Colleges	4.6%
State & Local Agencies	4.0%
Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	27.3%
A	31.3%
BBB	17.2%
BB	6.2%
B	0.4%
CCC	0.8%
CC	0.1%
C	0.3%
D	0.5%
Not Rated	9.7%
Cash & Cash Equivalents	2.8%
Other	(1.0)%
Portfolio facts
Average Duration (d)	8.3
Average Effective Maturity (m)	16.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended March 31, 2023, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of -2.18%, at net asset value. This compares with a return of 0.26% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators in March 2023 and set the stage for a substantial drop in longer-term interest rates and a dramatic uptick in fixed income market volatility. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy and sent ripple effects throughout the global economy.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
In the U.S., the rise in bond yields, combined with aggressive rate hiking actions taken by the Fed in response to high levels of inflation, proved a challenging backdrop for the municipal asset class. Over the trailing year, returns of municipal assets were flat for the investment grade index and modestly negative for the high yield index. Assets with the longest duration and the lowest quality suffered the most. Consistent with historical cycles, volatile and generally negative returns led to outflows from the asset class for most of the period. The adjustment to higher bond yields dramatically improved

Management Review - continued
valuations, and returns turned positive in the second half of the period. Tax collections will likely peak as economic activity declines, however, most municipal borrowers retained their solid financial positions following years of economic growth that bolstered liquidity positions.
Factors Affecting Performance
Relative to the Bloomberg Municipal Bond Index, the fund’s asset allocation decisions detracted from performance. From a sector perspective, the fund’s greater exposure to the health care, industrial revenue and housing sectors held back relative performance. From a quality perspective, the fund’s allocation to “Not Rated”, “BB” and “B” rated(r) bonds, for which the benchmark has no exposure, further weakened relative results. Additionally, the fund’s longer duration(d) stance hurt relative returns as interest rates rose over the reporting period.
On the positive side, favorable security selection contributed to the fund’s relative performance. From a sector perspective, bond selection within both the housing and industrial revenue sectors benefited relative returns. From a quality perspective, bond selection within “BBB” and “AAA” rated bonds also strengthened relative results.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 3/31/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/07/93	(2.18)%	1.56%	2.21%	N/A
B	12/29/86	(3.01)%	0.79%	1.45%	N/A
C	1/03/94	(2.89)%	0.81%	1.44%	N/A
I	8/01/11	(2.06)%	1.79%	2.46%	N/A
R6	8/01/17	(1.87)%	1.88%	N/A	1.79%
A1	6/25/07	(2.04)%	1.79%	2.45%	N/A
B1	6/25/07	(2.77)%	1.04%	1.69%	N/A
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.33)%	0.68%	1.76%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.81)%	0.42%	1.45%	N/A
C With CDSC (1% for 12 months) (v)	(3.84)%	0.81%	1.44%	N/A
A1 With Initial Sales Charge (4.25%)	(6.21)%	0.91%	2.01%	N/A
B1 With CDSC (Declining over six years from 4% to 0%) (v)	(6.57)%	0.67%	1.69%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.76%	$1,000.00	$1,064.87	$3.91
	Hypothetical (h)	0.76%	$1,000.00	$1,021.14	$3.83
B	Actual	1.51%	$1,000.00	$1,059.50	$7.75
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
C	Actual	1.51%	$1,000.00	$1,060.74	$7.76
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
I	Actual	0.50%	$1,000.00	$1,064.83	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52
R6	Actual	0.44%	$1,000.00	$1,066.55	$2.27
	Hypothetical (h)	0.44%	$1,000.00	$1,022.74	$2.22
A1	Actual	0.51%	$1,000.00	$1,064.83	$2.63
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
B1	Actual	1.26%	$1,000.00	$1,060.81	$6.47
	Hypothetical (h)	1.26%	$1,000.00	$1,018.65	$6.34
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.04% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
3/31/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.3%
Alabama - 2.9%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$640,541
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,266,407
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,863,086
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	10,165,000	10,474,411
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,160,208
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,315,000	1,034,073
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	249,784
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	190,000	194,678
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,271,136
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	245,000	249,060
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	415,000	407,767
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	5,170,000	5,176,722
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,798,366
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 4.024% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	15,870,000	15,849,747
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	12,729,776
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,187,617
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,386,531
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	2,050,074
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,270,729
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	800,126

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	$1,305,000	$929,806
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	937,526
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,664,177
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	360,000	363,169
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	2,465,000	2,674,976
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	11,470,000	11,468,873
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,300,065
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	490,000	535,617
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,370,022
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	2,041,308
		$135,346,378
Alaska - 0.1%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	$1,440,000	$1,552,471
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	870,000	939,120
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	1,580,000	1,681,300
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	2,087,054
		$6,259,945
Arizona - 2.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	$120,000	$116,925
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	420,675
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	396,356
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	975,000	984,436
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	780,567

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	$590,000	$555,287
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	92,631
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	118,111
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	299,232
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	825,828
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,896,992
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,507,214
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	126,758
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	118,111
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	218,842
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	412,773
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	418,338
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	303,315
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	384,838
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	525,733
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,100,000	1,246,771
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	860,233
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	462,269
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	568,751
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	600,359

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	$1,965,000	$1,729,100
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,526,396
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	881,116
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,550,000	1,483,083
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,360,000	2,260,463
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	2,893,583
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	546,620
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	465,332
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	653,378
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,648,119
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	136,523
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	246,186
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	645,135
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	440,150
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	321,395
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	555,722

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	$1,615,000	$1,398,286
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,487,543
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	557,529
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	5,115,000	5,526,720
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,314,288
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	369,972
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	114,991
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	413,718
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	246,771
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	561,686
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	446,723
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	703,173
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	657,755
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	657,475
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	429,593
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,594,330
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,883,513
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,802,267

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	$2,750,000	$2,210,788
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 3.5%, 12/01/2035 (Put Date 5/01/2023)	15,000,000	14,997,593
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	335,686
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	804,379
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	645,460
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2030	120,000	125,386
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2031	420,000	437,842
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2033	225,000	233,268
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	400,971
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	482,379
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	150,928
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	811,746
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	813,123
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	209,720

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	$250,000	$176,547
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	879,177
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	943,240
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,662,482
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,196,337
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,135,000	1,127,717
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,750,526
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,657,590
		$103,892,864
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$164,288
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	334,508
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	37,034
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,715,664
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,955,674
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,730,750
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,490,561
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	685,000	720,560
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	499,174

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	$380,000	$391,215
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	429,989
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,025,482
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	117,611
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	296,651
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	131,555
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	495,247
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,343,952
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	345,000	351,145
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,317,042
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,218,440
		$19,766,542
California - 7.2%
Alameda, CA, Corridor Transportation Authority Rev., Convertible Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,200,214
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	6,850,000	6,842,493
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	26,856,044
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,286,967
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,528,795
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	4,042,137
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	649,415

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	$115,000	$126,216
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	150,000	151,270
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	240,000	238,554
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	103,952
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	127,969
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	785,000	736,673
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,125,878
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,890,136	3,905,893
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	53,994,283	2,885,492
California Housing Finance Agency Municipal Certificates, “X”, 0.76%, 8/20/2036 (i)(n)	19,291,068	1,052,129
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,544,498
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	579,168
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,427,462
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,210,540
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	3,850,000	3,897,042
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	185,000	186,934
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,586,975
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,400,274
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,399,359
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	3,735,000	3,734,170

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,370,000	$3,069,819
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	230,000	238,875
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	310,000	310,702
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	1,982,041
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,953,114
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	205,000	214,670
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	416,434
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	406,732
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	337,287
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	315,000	323,250
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	285,000	293,284
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	677,362
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,469,998
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,065,000	1,001,792
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	1,620,000	1,537,122
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	7,220,000	7,306,909
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,513,045
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	461,711
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	718,001

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	$445,000	$447,749
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	465,000	469,886
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	400,000	412,815
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,062,766
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050	2,740,000	2,387,047
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	847,086
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,237,518
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,095,000	2,968,230
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	394,465
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	751,355
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,838,296
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,711,606
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,614
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	510,000	521,625
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,088,968
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	4,290,000	4,079,337
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,319,617
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,817,615

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	$490,000	$487,370
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	358,774
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,284,131
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	552,487
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,170,000	5,486,459
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	639,355
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,535,000	2,868,909
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,470,937
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,583,629
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	16,840,000	11,925,633
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,495,404
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	20,500,000	18,509,991
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	380,000	390,387
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,473,410
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,092,122
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,390,935
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,526,687
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	1,655,000	1,772,597

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	$370,000	$397,936
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	650,000	690,872
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	815,000	859,634
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,488,380
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,941,573
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,356,658
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	5,065,000	5,312,817
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	460,000	373,054
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,135,695
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	682,248
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,340,391
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,638,362
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,465,000	1,634,988
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,165,000	1,029,481
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,015,544
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,493,208
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	280,000	270,242
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	139,177
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	67,344
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	116,730

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	$315,000	$269,160
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	192,257
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	106,810
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	149,837
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	104,053
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,290,000	1,323,683
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	601,862
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,266,868
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	3,775,000	3,903,871
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,165,000	2,281,314
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,165,000	2,318,755
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	97,399
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,508,834
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,764,167
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,508,900
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	3,665,000	3,680,637
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,168,787
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,873,164
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024 (Prerefunded 7/01/2023)	395,000	396,955
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025 (Prerefunded 7/01/2023)	1,180,000	1,185,839
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,289,547

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	$1,500,000	$1,426,057
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,969,342
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,955,364
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,892,406
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	970,000	1,002,354
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,592,744
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	4,076,738
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,895,520
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	277,658
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,679,694
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	3,935,000	4,275,480
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	7,080,000	7,648,734
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,557,263
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,296,586
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	5,706,150
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,445,690
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,281,120
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,217,616
		$339,088,022

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 4.3%
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	$325,000	$343,300
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	668,577
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	45,000	48,075
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	44,000	47,015
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	44,000	46,991
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	76,000	85,735
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	80,000	90,154
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	87,000	97,869
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	59,768
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	87,000	97,575
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	99,000	110,076
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	35,000	38,621
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	415,000	437,604
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,397,395
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	817,665
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	3,062,768
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	5,162,598
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,648,857
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	155,000	157,155
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	589,479

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	$480,000	$482,983
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,540
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	399,491
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	398,549
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	722,051
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,454,360
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,499,594
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	249,369
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	295,485
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	309,948
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,951,511
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,732,723
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,178,524
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,086,406
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,274,167
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,449,576
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,913,956

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	$4,165,000	$4,269,945
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	420,000	451,068
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	343,842
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	599,482
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,402,998
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	8,192,862
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,154,674
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,676,190
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,681,300
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,840,000	3,425,640
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	940,000	944,410
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,815,991
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	965,088
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,458,207
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,955,472
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	3,635,000	3,696,900
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,578,266
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	800,000	889,883

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	$790,000	$874,997
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	820,000	904,710
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	615,032
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	356,853
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	280,061
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	278,461
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	236,829
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	3,355,000	3,422,900
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	3,415,000	3,461,013
Colorado Housing & Finance Authority, Single Family Mortgage, “F”, GNMA, 5.25%, 11/01/2052	6,000,000	6,372,992
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	18,725,000	20,459,714
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2032	300,000	329,803
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 1/15/2033	280,000	286,663
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2033	280,000	287,830
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2034	560,000	569,370
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2036	465,000	463,484
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	335,000	326,871
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,316,823
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	8,339,554
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	2,360,000	2,466,732
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,180,000	1,300,056

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$2,700,000	$2,626,093
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,421,502
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	760,000	772,938
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,290,913
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	572,191
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	960,047
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2034	1,995,000	2,150,433
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2035	3,935,000	4,235,892
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,247,863
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,405,449
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,483,922
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,478,463
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,210,430
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,357,107
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,263,924
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,043,458
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	12,093,355
		$201,903,456
Connecticut - 0.9%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,306,761
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,355,000	2,375,680
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,101,017

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	$495,000	$493,484
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,042,707
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,536,481
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	3,375,000	3,669,242
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	1,870,000	2,030,387
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	1,855,000	2,011,199
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,249,909
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	845,114
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2035	7,000,000	8,156,982
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	134,637
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	200,211
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	224,161
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	473,233
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	728,000	744,858
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	590,000	582,963
		$41,179,026
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$185,000	$190,552
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	375,000	378,272
		$568,824
District of Columbia - 0.7%
District of Columbia Rev. (KIPP D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,145,000	$1,153,900
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	2,705,000	2,705,024
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,494,191

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	$720,000	$687,259
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,524,790
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	4,720,000	5,371,352
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	3,150,000	3,577,398
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	7,870,000	8,850,759
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,982,831
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,575,000	1,515,773
		$31,863,277
Florida - 4.0%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$421,940
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	532,087
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	855,052
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,431,850
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,848,019
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,031
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	835,842
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	389,041
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	879,582
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,513,661
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,756,003

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	$2,755,000	$2,876,822
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,598,514
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	58,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	660,000	382,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	995,000	577,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	104,400
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,065,000	1,121,031
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	1,120,000	1,178,925
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	482,477
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	1,790,000	1,884,174
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	80,345
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	492,835
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	5,315,000	5,327,663
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	85,000	85,541
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	127,397
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	383,009
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	89,378
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	429,336
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	239,617

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	$880,000	$828,773
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,204,597
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	197,430
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	395,000	342,603
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	775,000	618,703
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	115,403
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	191,810
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	252,705
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	172,481
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	153,707
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	179,601
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	284,807
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	831,668
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,964,179
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	380,870
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	297,862
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,274,623
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	522,098
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	249,445

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	$390,000	$276,989
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	357,384
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	338,159
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	790,387
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,081,199
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	890,675
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	470,000	491,843
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	670,042
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	836,219
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,137,978
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,345,205
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,017,708
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	414,812
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	1,270,000	1,164,245
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,571,385
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	50,000	49,897
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	2,780,000	2,787,992
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	5,110,000	5,006,370
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,845,000	7,795,598
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	6,115,000	5,976,785

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	$2,560,000	$2,616,764
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,688,858
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	388,133
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,583,677
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	95,006
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	140,231
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	484,044
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	1,620,000	1,537,838
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	8,105,000	7,224,035
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,736,840
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,692,611
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	224,999
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	109,118
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	183,508
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	4,550,000	4,586,053
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2048	9,420,000	9,426,420
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	8,320,000	8,836,145
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042 (w)	1,250,000	1,058,128
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047 (w)	2,455,000	1,977,280
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	390,000	426,859

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	$590,000	$594,876
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	820,000	824,509
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	232,475
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	260,138
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	94,079
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	270,815
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	302,377
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	302,896
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	315,703
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	236,510
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	7,088,125
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	753,254
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	973,295
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	672,889
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	310,000	286,283
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	682,018

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	$515,000	$413,224
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,416,830
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,804,614
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	4,939,040
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	543,399
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	686,765
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	128,540
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,114,928
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,217,251
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,465,000	3,182,989
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	505,749
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	80,419
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	74,863
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	78,697
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	68,720
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	72,458
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	314,926
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	221,973
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	209,629
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	195,103

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	$42,764	$23,092
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	197,838
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	182,241
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	389,649
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,150,080
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	871,851
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	736,772
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	385,162
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	560,986
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	249,254
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	324,976
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	305,713
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	390,305
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	162,282
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	151,656

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	$245,000	$245,806
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	243,656
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	375,000	388,644
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,865,000	3,685,420
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	1,880,000	1,916,766
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,815,857
		$187,621,621
Georgia - 3.2%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	$7,710,000	$8,056,178
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	4,680,000	4,670,992
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,814,295
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	1,770,000	1,740,315
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	907,392
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	831,932
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,028,087
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,646,134
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	649,359
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	4,025,000	4,017,635
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,782,071
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), 4.125%, 11/01/2045	2,000,000	1,820,992
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	510,708

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	$10,000	$10,547
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	866,567
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, ETM, 5%, 7/15/2033 (Prerefunded 2/15/2025)	40,000	42,187
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	265,000	276,532
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	275,000	284,426
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	245,000	249,418
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	260,000	277,667
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	265,000	281,745
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	7,415,000	7,739,649
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,475,436
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	4,957,867
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	835,000	836,862
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	55,000	55,033
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	699,755
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,478,052
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,477,505
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 3.874% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	8,115,000	8,123,307
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,736,480
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,255,571

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	$5,030,000	$5,057,089
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,660,631
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	13,993,988
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,340,529
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	569,565
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,187,032
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,592,866
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,530,000	1,556,533
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	912,269
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,417,991
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,889,333
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,940,376
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	236,725
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	256,807
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	176,313
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,268,519
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	4,059,176
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,493,412
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,810,355

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	$1,325,000	$1,462,801
		$151,483,006
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$295,000	$314,241
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	220,000	234,999
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	317,044
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,235,000	2,020,801
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	551,999
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	598,735
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	4,770,000	4,845,705
		$8,883,524
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$375,000	$388,134
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	330,000	338,930
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	235,000	239,405
		$966,469
Illinois - 8.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,601,216
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,750,000	2,783,974
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,320,459
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,011,905
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	834,287
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	11,475,000	11,212,232
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,355,782

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	$3,065,000	$2,488,401
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	278,408
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	230,441
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	809,777
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	807,297
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,413,464
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,800,000	2,868,600
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,967,701
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	11,885,000	12,498,691
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,350,000	6,913,705
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	10,981,962
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	920,000	989,339
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	610,000	662,632
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	460,000	504,720
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,220,000	1,348,968
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,260,000	2,434,704
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	4,200,000	4,507,262
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	3,640,000	3,900,334
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	4,915,000	4,788,625
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	883,438
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	215,461

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	$200,000	$214,632
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	214,304
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	192,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	186,096
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	137,337
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	886,267
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,361,019
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	882,898
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,115,000	5,464,291
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	950,000	977,544
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	2,555,000	2,601,516
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,843,571
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	6,918,909
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,256,486
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	5,435,000	5,913,938
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,841,124
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	458,213
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	590,000	603,591
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,060,000	3,167,488
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,095,000	2,191,471
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	480,000	506,102

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	$5,580,000	$5,928,097
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,931,186
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,929,978
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,472,312
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	286,285
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,548,483
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,757,691
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	759,327
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	255,851
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,299,450
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,737,089
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,344,900
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	6,119,910
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	773,276
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,786,712
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,701,326
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,210,603
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	590,000	615,687
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,479,931
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	4,640,000	4,605,535
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	745,000	746,987
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	370,000	370,986
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	7,213,358

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	$2,610,000	$2,676,290
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,678,980
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,971,483
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,505,847
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,311,348
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	8,008,166
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,929,438
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	865,000	940,391
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,113,449
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	984,932
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	3,775,000	4,260,198
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	344,361
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	407,199
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	246,699
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	441,626
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	375,993
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	1,979,989
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,985,429
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	220,000	220,487
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,500,000	1,434,834
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	150,000	150,395
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	3,015,000	2,771,670

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	$2,525,000	$2,113,957
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,349,409
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,688,250
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,427,395
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	1,973,589
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,535,000	2,588,622
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-1”, 6%, 11/15/2027	2,425,000	2,430,847
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	869,491
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,260,687
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	4,970,000	5,002,045
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	407,327
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	820,378
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	644,993
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	628,138
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	8,027,857
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	780,000	762,608
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	345,975
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	393,165
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	610,000	569,127

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	$155,000	$158,895
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	390,885
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	775,000	737,629
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	366,937
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,455,000	1,439,396
Illinois Housing Development Authority Rev. “A”, GNMA, 4.8%, 10/01/2043	10,620,000	10,887,535
Illinois Housing Development Authority Rev. “A”, GNMA, 4.9%, 4/01/2047	2,775,000	2,845,692
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	3,425,000	3,479,892
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	7,436,103
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,560,000	2,507,579
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	3,032,612
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	2,969,694
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	2,697,744
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	1,848,275
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	485,000	480,725
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,421,592
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	200,000	212,308
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	207,391
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	654,171

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	$1,475,000	$1,521,511
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	642,533
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	658,464
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	320,000	308,156
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	295,304
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	176,975
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	492,233
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	539,936
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	495,410
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	234,585
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,325,179
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,098,778
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	780,855
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	739,064
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	614,534
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	315,000	329,264
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	771,018
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	710,000	718,888
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	510,149
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	772,176
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,116,478
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,683,228
State of Illinois, General Obligation, 5%, 2/01/2029	1,715,000	1,836,823

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, 4.125%, 11/01/2031	$1,355,000	$1,392,477
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,449,434
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,508,922
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,344,786
State of Illinois, General Obligation, AGM, 5%, 4/01/2024	3,935,000	3,940,442
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	570,000	592,146
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,602,459
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	2,042,024
State of Illinois, General Obligation, “A”, 5%, 3/01/2026	1,970,000	2,081,180
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,393,316
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	11,275,040
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	1,345,000	1,345,981
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,803,032
State of Illinois, General Obligation, “B”, 5%, 3/01/2025	3,150,000	3,265,165
State of Illinois, General Obligation, “B”, 5%, 3/01/2026	2,560,000	2,704,477
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,316,042
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,906,582
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,201,423
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,809,578
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,330,178
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,195,467
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,509,091
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	790,000	766,471
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	562,428
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	700,038
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	967,532
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,420,236

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	$1,575,000	$1,593,746
		$419,807,270
Indiana - 1.2%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$2,235,000	$2,275,393
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	421,858
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,028,961
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	1,725,000	1,734,169
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	150,000	162,140
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	320,000	360,201
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	180,000	187,935
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	185,000	191,942
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	218,460
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	145,816
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	2,033,971
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,785,185
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,976,497
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,440,000	1,423,158
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	3,760,000	3,819,352
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “D”, 5%, 1/01/2027	8,655,000	9,174,075
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,611,839
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,471,628

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	$495,000	$543,204
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	360,000	393,330
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	445,000	480,511
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,120,000	3,090,726
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	879,050
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	336,394
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	607,690
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,975,000	1,956,469
Whiting, IN, Environmental Facilities Rev. (BP Products North American, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,669,812
		$54,979,766
Iowa - 0.5%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$581,532
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	448,426
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	768,191
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	500,000	501,700
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,940,000	2,877,699
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	7,455,000	7,297,832
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	627,428
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	674,210
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	760,915
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	340,000	323,684
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	4,615,000	3,842,850

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	$2,510,000	$2,477,387
		$21,181,854
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,135,267
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,254,107
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,226,782
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	1,023,685
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	514,728
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	104,907
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	428,312
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	482,612
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,369,788
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	812,302
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	851,679
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	901,284
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	991,843
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,078,821
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,190,000	1,137,293

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	$2,635,000	$2,492,318
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	949,884
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	707,980
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,243,049
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,273,930
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	10,590,000	11,175,138
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	107,359
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	123,036
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	92,652
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	465,956
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	335,000	306,790
		$36,251,502
Kentucky - 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,783,287
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	465,000	487,618
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,454,709
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,168,284
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,020,930
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,315,520
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,045,757
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,634,924

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	$705,000	$705,251
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,331,307
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	100,000	108,034
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	60,000	62,072
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	125,000	126,266
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	93,967
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	187,532
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032 (Prerefunded 7/01/2023)	1,575,000	1,584,142
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,300,000	1,286,058
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	2,530,000	2,528,615
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	20,000,000	19,909,278
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,438,605
		$54,272,156
Louisiana - 1.4%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,324,999
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,720,000	3,104,254
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	465,000	479,672
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,059,332

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	$460,000	$446,907
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,195,000	2,068,441
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	380,000	364,235
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	796,443
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,149,327
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	3,950,000	3,910,373
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	3,205,000	3,172,847
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	2,470,000	2,445,221
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	445,000	483,957
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,160,000	1,250,160
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	806,782
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,131,018
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	7,810,000	7,626,920
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	3,111,244

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	$2,175,000	$2,095,245
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,486,569
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	4,605,000	4,611,213
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,045,000	1,049,712
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,000,000	1,004,453
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	790,000	793,042
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	590,000	624,154
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	1,002,056
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	671,931
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	761,885
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	907,890
		$63,740,282
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$880,802
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	449,148
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	432,644
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	438,328
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	443,733
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,182,886
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	952,060
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	987,007
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,217,630

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	$1,735,000	$1,720,694
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,796,645
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	2,095,000	2,110,212
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	440,000	438,095
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,510,000	1,597,320
		$18,647,204
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,130,527
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	384,284
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	805,028
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,919,754
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,577,950
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	1,008,249
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2039	1,180,000	1,193,212
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,242,162
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,131,344
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	292,537
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	338,481
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	736,074
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	142,108
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	145,987
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	796,239
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	5,970,000	6,098,998
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	4,840,000	4,904,949
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	530,000	530,630

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	$5,995,000	$5,872,031
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	7,010,000	6,923,266
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2040	280,000	272,584
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2041	1,105,000	1,068,354
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	577,991
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	215,350
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	574,562
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	120,974
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	326,864
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	898,139
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	575,000	596,812
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,153,766
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,446,816
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	901,248
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,904,427
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,239,872
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 2.1%, 4/01/2035	7,355,000	7,355,000
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,355,024
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,904,909

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	$3,665,000	$887,337
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,266,805
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	746,880
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	440,000	433,058
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	430,000	420,724
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	137,466
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	220,633
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	222,928
		$76,422,333
Massachusetts - 3.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,085,000	$2,092,846
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	7,310,000	7,805,956
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,736,189
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	7,865,000	8,624,346
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,115,000	5,579,862
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2042	1,770,000	1,918,715
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	1,885,000	1,888,381
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2031	890,000	1,000,271
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2032	905,000	1,015,688
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	7,008,560

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	$2,820,000	$2,745,901
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,430,847
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	705,000	720,489
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	203,930
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,784,970
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	536,122
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	830,758
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	2,144,670
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	365,447
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	111,012
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,160,526
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,160,910
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	280,605
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	444,388
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,091,484
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	125,000	125,897
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	368,869
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	913,605
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	507,003
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	560,000	589,778

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$4,140,000	$3,622,388
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,135,000	1,180,805
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,054,608
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	750,943
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	463,727
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,482,587
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,517,976
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,742,552
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	903,947
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,906
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	350,000	299,131
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	28,717
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	7,161,755
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	7,215,000	6,148,858
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	340,000	340,172
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	350,000	350,188
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	7,160,000	6,901,580
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,787,435
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,922,510
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	2,770,000	2,712,042
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,311,847
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	4,148,659
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,701,796

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	$395,000	$425,636
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	845,075
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,201,433
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	145,000	153,698
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	3,315,000	3,897,744
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,883,443
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,352,352
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,632,180
		$142,183,715
Michigan - 1.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$1,235,000	$1,244,167
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	400,000	435,383
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	365,000	390,798
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,747,288
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,617,939
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	2,920,000	3,128,455
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,040,430
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,324,863
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	2,142,302
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	539,800
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	680,000	680,993
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,799,938

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	$2,515,000	$2,285,053
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	860,272
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,707,480
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,905,000	2,992,496
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	4,145,000	4,208,084
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “A”, 5%, 12/01/2032	6,295,000	7,263,539
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	630,000	654,915
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	471,486
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	630,000	653,529
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	392,061
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	190,000	194,160
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	458,583
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	770,000	782,190
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,353,853
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,940,173
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,276,083

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	$2,300,000	$2,231,319
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	799,798
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	492,058
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	373,279
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	807,304
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,794,120
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	1,960,000	2,124,286
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,030,000	2,196,792
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	775,000	897,853
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	945,000	1,082,373
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,455,000	1,649,063
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,127,461
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	882,804
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	965,678
		$89,010,501
Minnesota - 0.9%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$805,000	$738,830
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,118,397
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	439,694
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,188,675
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,066,497
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,529,740
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,619,755
Duluth, MN, Independent School District No. 709, “A”, 4%, 3/01/2032	905,000	849,231
Duluth, MN, Independent School District No. 709, “A”, 4.2%, 3/01/2034	240,000	224,766

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2025	$190,000	$197,572
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	605,000	642,369
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	180,000	198,292
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	2,064,073
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,450,391
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	165,000	164,850
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	12,785,000	12,963,187
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	4,940,000	4,836,154
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	5,120,000	5,007,818
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	1,670,000	1,664,592
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	1,815,000	1,539,300
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	236,544
		$43,740,727
Mississippi - 0.6%
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	$1,935,000	$2,289,392
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	315,000	325,594
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	790,000	827,292
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	397,476
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,261,879
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	865,000	869,649

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	$2,925,000	$2,862,821
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,509,805
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	680,766
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	605,644
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	600,112
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	332,696
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2033	280,000	306,014
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	1,014,460
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	700,333
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	985,000	993,498
State of Mississippi, “B”, 5%, 12/01/2025	465,000	496,321
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,157,292
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,157,292
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,309,109
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	850,000	884,243
		$27,581,688

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.1%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$265,000	$265,000
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	665,000	647,442
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	8,235,542
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,593,021
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	3,640,000	3,754,609
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	126,098
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	199,479
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	921,387
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	286,085
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	347,926
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	920,833
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	575,000	581,554
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,374,419
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,766,677
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,737,013
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,681,686
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,298,419

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	$2,060,000	$2,109,034
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	205,000	204,761
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	4,250,000	4,159,060
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,725,000	2,751,963
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	1,395,000	1,425,593
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	230,404
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	175,000	146,093
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,112,316
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	110,139
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	87,172
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	175,075
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	160,000	138,567
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	465,126
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,341,042
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,514,402
		$53,707,937

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$2,965,000	$2,992,687
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	200,000	198,811
		$3,191,498
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$737,665
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	300,000	300,391
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	2,660,000	2,673,678
		$3,711,734
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$726,453
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,571,948
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	135,584
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	489,388
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	956,090
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	550,609
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,512,838
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,250,000	2,201,042
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	95,000	101,917
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	340,574
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	417,312

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	$195,000	$190,364
		$10,194,119
New Hampshire - 0.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$9,534,538	$9,440,479
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 4%, 10/20/2036	6,614,825	6,329,365
National Finance Authority, New Hampshire Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,491,933
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,724,671
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	697,503
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,684,893	6,663,826
		$26,347,777
New Jersey - 4.3%
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	$130,000	$139,376
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	130,000	138,673
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	225,000	239,368
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	225,000	236,287
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	125,000	141,177
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	205,000	205,611
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	170,000	169,469
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	245,000	241,783
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	3,875,000	4,196,506
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	475,000	495,517
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,310,000	1,418,690
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,391,821

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	$225,000	$244,306
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	665,865
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	608,708
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	1,996,008
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	670,000	647,573
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 5%, 7/01/2033	385,000	413,404
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, BAM, 5%, 7/01/2028	7,270,000	7,910,874
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	374,724
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	373,350
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,125,363
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	346,790
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	859,563
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,212,334
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	155,000	155,142
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	480,000	532,407
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	405,000	449,218
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,495,655
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	16,900,000	16,832,065
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,879,289

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	$3,185,000	$3,208,785
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,771,070
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,416,148
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2030	590,000	684,203
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	692,960
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2032	790,000	940,079
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2033	355,000	418,256
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,810,737
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,803,760
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,400,000	1,519,217
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,405,000	1,515,110
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,240,000	1,327,133
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,445,000	1,526,667
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,531,371
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	3,555,000	3,425,030
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	11,485,000	11,553,503
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	344,166

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	$435,000	$480,516
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,247,922
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,230,262
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	4,960,000	4,838,452
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,436,748
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	513,273
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	8,855,000	8,807,754
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	8,010,000	7,796,374
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,549,294
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,542,746
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,532,630
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,473,887
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	929,433
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,120,000	1,215,385
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	4,720,000	5,187,944
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,120,000	1,124,626
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,296,373
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,120,000	1,205,345
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,275,000	1,267,630
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	899,350
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,134,023

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	$2,775,000	$3,009,610
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,405,000	2,654,333
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	10,485,826
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,802,286
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,358,940
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,856,197
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	7,949,841
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	12,340,000	10,002,497
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,896,121
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,693,207
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	2,937,197
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	297,000	309,990
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	609,725
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2023	790,000	798,617
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2025	395,000	416,005
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,132,205
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2032	1,990,000	2,216,033
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	638,855
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	3,016,545
		$200,119,108

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.3%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$1,810,000	$1,988,167
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	410,000	402,436
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	745,000	748,794
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,525,000	1,532,264
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,635,000	6,034,245
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	215,000	204,933
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	147,940
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	146,508
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	368,854
		$11,574,141
New York - 6.5%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$730,000	$808,140
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	790,000	873,349
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	830,000	915,676
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	790,000	819,567
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,257,277
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,021,721
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	978,784
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,046,952
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	15,120,000	15,123,865
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	291,591

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	$2,170,000	$2,132,413
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,653,814
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	2,058,622
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	366,254
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2035	465,000	580,219
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	4,750,000	4,516,976
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	4,244,197
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	100,689
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	199,089
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	965,992
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,073,548
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	4,300,000	4,160,093
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	14,323,208
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	546,168
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,420,000	1,311,977
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,780,000	21,877,213
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,499,944
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,528,315
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,556,130
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	6,005,000	5,815,938
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,081,925

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	$1,740,000	$1,451,364
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	484,904
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,115,000	1,149,074
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,679,147
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,651,397
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,901,434
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,529,863
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	984,810
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,071,895
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	280,000	307,553
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	505,000	542,308
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	250,000	266,195
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	42,239
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	1,410,000	1,480,173

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	$170,000	$162,233
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	377,792
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,100,000	1,226,766
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	7,822,395
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,754,427
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,947,819
New York, NY, General Obligation, “F-1”, 5%, 3/01/2037	3,540,000	4,021,574
New York, NY, General Obligation, “F-1”, 5%, 3/01/2039	3,540,000	3,951,615
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,489,475
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,364,004
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,677,223
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,965,000	1,966,087
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,783,668
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,291,636
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	810,000	864,798
New York, NY, Transitional Finance Authority Future Tax Secured Rev., “A-4”, 4%, 11/01/2038	2,585,000	2,636,351
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	846,761
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2035	790,000	836,738
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	6,025,413
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,743,393
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2037	3,430,000	3,894,891

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “F”, 4%, 2/01/2051	$15,000,000	$14,476,243
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,648,833
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,778,979
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,632,475
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	931,275
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,750,000	1,763,491
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	725,000	719,291
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,170,000	1,133,214
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,082,023
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,646,229
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	8,315,391
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	2,213,516
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	645,000	634,950
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,594,152
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,911,630
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	605,534
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	979,675
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,426,675
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,098,875
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,359,625
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,510,650
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,212,650
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	1,981,700
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,644,750
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	864,200
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	750,000	781,059

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	$380,000	$393,856
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,177,381
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	8,283,761
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2034	1,180,000	1,372,882
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2035	1,255,000	1,444,246
Yonkers, NY, School Serial Bonds, “D”, AGM, 5%, 3/15/2035	960,000	1,112,089
		$302,688,361
North Carolina - 1.1%
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	$790,000	$829,430
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,090,000	1,098,762
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	10,560,000	10,332,589
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	204,903
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	889,758
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	286,709
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	4,170,000	2,900,343
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	388,534
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	133,925
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	105,000	105,455
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	205,145
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	220,700

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	$720,000	$718,325
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	669,153
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	425,169
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,403,186
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,007,149
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	295,000	306,603
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	82,674
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,065,000	1,106,889
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	487,865
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	949,835
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,937,339
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,663,513
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,360,902
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,898,729
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,458,411
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2027	1,105,000	1,183,913
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2028	1,475,000	1,605,430
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2029	1,175,000	1,297,990
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,101,871
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2031	1,065,000	1,190,740
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	881,981

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	$790,000	$880,022
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,246,338
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	1,017,102
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,112,453
		$53,589,835
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051 (u)	$9,815,000	$9,894,853
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	7,025,000	6,875,967
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,035,000	4,070,691
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,500,000	2,644,479
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,822,111
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	2,969,399
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,625,543
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	132,301
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	897,514
		$31,932,858
Ohio - 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	$355,000	$380,817
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,105,000	1,175,770
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	355,000	343,614
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	6,125,000	5,405,214
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	25,200,000	22,816,617

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	$39,410,000	$4,704,817
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	3,129,983
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	2,730,000	2,771,134
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2052	1,575,000	1,565,899
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,850,000	9,039,871
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	557,894
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	327,386
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	2,090,649
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,236,830
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	4,130,000	4,212,721
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,959,342
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,360,802
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,370,000	1,241,969
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	834,068
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,697,953
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	763,593
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	115,000	114,448
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	85,000	76,458
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,636,899
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,090,000	3,113,670

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	$3,630,000	$3,236,769
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,432,842
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	3,007,183
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,530,000	5,371,622
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	235,043
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	301,433
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,431,299
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,163,227
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,160,000	1,188,650
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,840,000	2,888,008
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	487,478
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	468,731
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	436,553
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,364,549
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,171,757
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,182,726
		$127,926,288
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$55,000	$52,944
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,605,000	2,605,302
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	974,705
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,834,558
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	3,836,800

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	$895,000	$849,232
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	302,003
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	852,670
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,770,000	7,497,870
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	1,285,000	1,229,203
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	2,900,000	2,446,988
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,255,000	1,285,722
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	595,000	607,453
		$26,375,450
Oregon - 0.7%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$1,190,000	$1,111,534
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,370,000	1,819,851
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,215,467
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	630,000	534,706
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,610,000	1,405,477
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	707,574
Oregon Facilities Authority Refunding Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	590,000	609,470
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	8,121,659
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,255,145
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,080,594
Washington, Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	3,150,000	3,474,072

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Washington, Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	$1,380,000	$1,513,297
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	575,000	501,109
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	534,921
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,054,338
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	580,000	435,098
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,432,251
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	700,000	581,987
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	280,000	252,021
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	380,000	354,531
		$33,995,102
Pennsylvania - 7.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$5,185,000	$4,852,488
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	947,410
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	901,044
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	255,718
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	137,228
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	321,346
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	784,851
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	1,575,000	1,606,453
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	412,434
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	881,183

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	$395,000	$406,504
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	402,335
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,987,058
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,868,855
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	697,897
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	673,215
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	2,276,324
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	1,165,715
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	504,121
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	695,256
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	3,843,325
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	6,690,981
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	2,646,936
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	745,000	746,047
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	705,000	658,357
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	3,530,000	3,203,415
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,922,603
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	180,000	189,011
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	135,000	139,566
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,275,877

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	$880,000	$884,556
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	422,304
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	511,147
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,160,000	1,264,638
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	995,000	1,082,320
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	250,870
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	860,124
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	577,950
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	26,022
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	119,700
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,522
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	3,135,926
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	377,521
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	670,000	718,520
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	422,650
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	421,060
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	470,210
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.075% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	5,080,294

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	$465,000	$322,495
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	465,000	367,418
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	290,000	305,267
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	370,000	389,478
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	385,000	395,565
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	210,000	215,763
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	6,255,000	5,730,853
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	5,503,415
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,065,000	4,129,473
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	535,000	542,936
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	565,113
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	500,000	539,198
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,235,000	1,358,300
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	210,399
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	744,639
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	546,246
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	562,247
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,772,724
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,469,852

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	$1,480,000	$1,370,620
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,680,862
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,635,254
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,810,662
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,736,048
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,036,123
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	750,426
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	4,340,000	3,614,537
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,567,684
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	372,585
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	497,827
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	1,037,956
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	626,352
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	10,825,000	10,928,324
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	715,067
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	707,429
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	640,876

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	$1,245,000	$614,584
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	632,576
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	569,956
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	513,021
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	460,908
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	413,707
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	857,879
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	843,690
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,029,476
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	12,007,206
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	14,044,151
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,236,184
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	885,255
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	607,630

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	$630,000	$638,179
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	6,295,000	6,143,238
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.5%, 8/01/2045 (Put Date 5/01/2023)	6,750,000	6,748,968
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,590,000	1,517,341
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	219,261
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,060,000	910,697
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	830,000	848,525
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	841,159
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	211,546
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	3,865,000	3,901,673
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	6,865,000	6,745,570
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2028	1,850,000	2,006,620
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2029	1,890,000	2,074,768
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2029	1,900,000	2,098,363
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,109,839
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,231,043
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	9,630,000	9,463,546
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	12,140,000	13,235,908
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	777,808

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	$475,000	$511,957
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	538,995
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	543,307
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,680,159
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,554,035
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,505,000	18,592,685
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	1,750,000	1,862,447
Philadelphia, PA, “B”, 5%, 2/01/2032	4,130,000	4,659,810
Philadelphia, PA, “B”, 5%, 2/01/2035	3,030,000	3,338,957
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	9,029,334
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,408,165
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	4,011,465
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	311,189
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	349,222
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	164,200
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	256,559
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	828,210
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,227,308
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	862,484

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	$150,000	$150,852
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	356,947
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	820,000	865,657
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,726,189
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,704,476
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,620,000	1,691,842
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,589,904
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	315,988
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	359,397
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	390,439
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,284,053
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,072,371
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,467,276
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,375,000	1,537,689
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	1,965,000	2,173,616
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,495,000	1,497,538
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	213,539

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	$245,000	$270,212
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	1,235,000	1,249,609
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	305,000	330,837
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	980,000	980,394
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	305,000	329,187
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	1,400,000	1,400,366
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	305,000	327,253
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	790,000	784,621
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	915,000	970,887
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	805,000	839,843
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	1,475,000	1,579,616
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,263,451
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,326,361
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	29,964
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	63,656
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	470,000	473,944
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	500,000	503,118
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	850,000	851,351
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,187,037
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	347,040
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	335,737
		$330,272,920
Puerto Rico - 2.7%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$487,632	$458,962
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,063,557
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	7,617,119	7,628,002

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	$1,625,722	$1,650,761
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	1,611,004	1,664,452
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,654,447
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,752,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,312,166
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,865,019	2,497,238
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	953,199
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,241,423
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,240,732
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	11,815,000	11,968,998
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	234,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	2,198,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	3,552,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	5,692,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	865,150
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	470,675
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	229,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	2,141,062
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	350,000	349,006
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,488,897
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	180,000	180,121

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	$130,000	$130,111
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	170,145
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	90,564
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	364,043
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	1,078,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	956,631
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	275,000	195,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	2,935,075
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	765,654
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,026
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,064,768
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	225,537
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	665,000	667,261
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	1,805,000	1,812,565
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,430,000	2,434,289
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	370,155
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	200,213
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	453,112
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	1,351,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,531,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	537,937

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	$2,320,000	$1,653,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	1,293,750
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	2,365,000	2,500,530
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,065,000	2,036,546
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	135,846
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	306,959
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	716,341
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,818,426
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	23,782,000	22,394,841
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	4,663,089
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	91,794
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,435,000	1,302,471
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	86,000	81,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,223,000	1,004,819
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	231,000	172,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	7,355,725
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	6,476,746
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,706,000	2,013,886
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	280,293
		$128,152,552

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 0.3%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2034	$365,000	$421,169
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2035	395,000	451,545
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2036	415,000	470,008
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	525,000	533,180
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	560,347
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	679,080
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	711,180
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	755,758
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	615,878
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	576,681
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,780,000	1,554,428
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,150,000	5,166,487
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	891,426
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	2,810,000	2,719,124
		$16,106,291
South Carolina - 1.8%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$560,366
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,206,779
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	3,425,000	3,312,500

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	$11,750,000	$12,431,797
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	324,216
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	314,654
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,627,107
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,810,927
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,415,990
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), “C”, 5%, 7/01/2032	3,935,000	4,307,835
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,753,420
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	668,569
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	791,657
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	2,420,000	2,538,879
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,716,792
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,164,817
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,058,796
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,542,570
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,705,491
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,593,625
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,897,952
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,221,390

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	$455,000	$383,830
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,930,000	1,883,474
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,737,060
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	850,000	833,260
		$82,803,753
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$790,000	$792,871
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	790,000	792,871
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,105,000	1,109,016
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	1,570,000	1,494,872
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.245%, 6/01/2025	2,755,000	2,540,459
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.495%, 6/01/2026	1,970,000	1,765,678
South Dakota Housing Development Authority, Homeownership Mortgage, “A”, GNMA, 6%, 5/01/2054	3,950,000	4,349,756
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	5,320,000	5,399,156
		$18,244,679
Tennessee - 2.6%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	$5,505,000	$5,640,465
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	660,185
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,297,827
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	4,525,000	4,895,216
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,556,094
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	200,000	224,343
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2032	910,000	1,018,938

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2033	$1,380,000	$1,540,838
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,232,236
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,364,282
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,496,957
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,648,727
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,812,677
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,982,628
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,644,160
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,115,000	2,217,904
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	135,000	139,724
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,461,221
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,494,030
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	8,148,427
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	315,325
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	424,833
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	243,924
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	296,772

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	$475,000	$270,032
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	303,694
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	238,226
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,409,685
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	18,000,000	18,525,326
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	1,880,000	1,890,515
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,289,482
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,753,895
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	948,678
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,665,212
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,943,995
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,986,518
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	942,932
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	2,134,208
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	672,952
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	985,000	988,519
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	210,000	210,200
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,210,000	1,220,561
		$124,152,363

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 5.6%
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$725,000	$695,961
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,704,400
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.125%, 8/15/2042	2,915,000	2,937,773
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.375%, 8/15/2052	3,130,000	3,154,632
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	945,000	1,013,285
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	775,000	827,026
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,226,702
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,373,334
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	866,492
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	585,483
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	859,033
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	161,243
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	392,690
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	253,230
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	369,171
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 2/15/2052	2,250,000	2,244,342
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,614
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	554,479
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,865
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), PSF, 4.25%, 8/15/2052	2,500,000	2,520,769
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,765,853
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	290,788
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	946,013

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	$355,000	$306,549
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	443,013
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	230,000	230,257
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	253,427
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	190,000	178,405
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	235,000	255,349
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	225,000	242,409
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	200,000	212,788
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	230,000	241,018
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	390,000	393,529
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	1,007,275
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,434,458
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,355,530
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	670,000	674,338
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	349,418
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	536,551
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	832,969
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	906,236
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	596,868
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	683,277
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	937,424
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	192,720

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	$205,000	$217,409
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	337,308
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	427,893
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	278,314
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	469,656
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,770,051
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	5,354,599
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2052	4,005,000	3,852,232
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,298,156
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,128,968
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,273,757
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,608,242
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2032	590,000	681,677
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	3,140,000	3,102,388
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	981,851
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2031	1,200,000	1,275,745
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,651,722
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2035	1,240,000	1,291,434
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2036	2,195,000	2,288,302
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2037	2,970,000	3,074,968
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2038	2,480,000	2,549,039

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	$180,000	$184,566
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	439,877
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	299,606
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	569,740
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,865,000	2,863,845
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,052
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	527,582
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,177,155
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	718,567
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	160,913
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	515,545
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,241,713
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	120,000	127,178
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	170,000	177,042
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	196,828
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	351,351
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,990,217
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,391,121
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,611,519
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,832,112
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,360,000	1,426,509
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,080,000	2,049,614

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	$1,035,000	$984,419
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,074,560
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	390,000	402,187
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,416,304
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	359,862
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	570,000	451,041
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	666,864
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	1,033,195
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,104,548
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,642,972
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	280,000	292,423
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	280,000	292,423
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	705,000	736,280

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	$185,000	$202,459
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, PSF, 4%, 6/15/2052	1,375,000	1,313,488
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 3%, 8/15/2051	2,645,000	2,063,926
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	495,000	513,785
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	630,000	639,330
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	315,000	317,594
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	241,815
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	280,705
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	279,766
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	11,895,050
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,023,932
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	912,821
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,432,817
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	6,979,921
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,445,000	3,506,335
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	335,000	367,457
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	335,000	366,939
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	4,720,000	5,028,673
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	295,000	322,189
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	370,000	403,531
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	8,563,028
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	6,430,283

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	$915,000	$908,097
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,051,390
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	4,782,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	2,535,000	2,530,271
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	4,298,138
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	170,259
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	211,614
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	163,823
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	136,175
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	158,129
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	9,465,000	9,656,238
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,815,000	5,776,413
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,185,000	2,228,723
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,685,000	5,057,657
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,570,000	10,307,363
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	785,000	819,466
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	2,245,000	2,352,730
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,147,547
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,180,000	1,193,233
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	940,000	949,026
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	837,189

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas State Affordable Housing Corp. Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	$3,955,000	$4,270,282
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,721,499
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,482,364
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,409,580
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	3,935,000	4,279,825
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,207,928
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	176,549
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	121,995
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	127,482
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	119,257
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	223,730
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	289,839
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	223,764
University of Texas, System Rev., “J”, 5%, 8/15/2028	3,935,000	4,267,726
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 8/15/2052	2,015,000	1,923,863
		$264,091,987
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$285,000	$289,329
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,365,000	1,391,236
		$1,680,565

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	$205,000	$211,185
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,482,529
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	813,370
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,804,162
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “A”, 5%, 5/15/2043	3,935,000	4,208,715
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	594,808	592,280
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	343,475	342,015
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	2,792,674	2,428,803
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	577,954	558,365
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	10,882,318	9,446,106
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	850,503	814,984
		$23,702,514
Vermont - 0.4%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$783,862
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,685,000	3,022,879
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	185,000	183,639
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	427,755
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	195,000	193,622
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	487,887
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	185,000	183,907
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	195,000	193,803

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	$4,845,000	$4,511,848
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	4,185,000	4,029,581
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	810,000	717,940
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,425,000	1,457,427
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	529,397
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	829,680
		$17,553,227
Virginia - 1.1%
Albemarle County, VA, Economic Development Authority, Hospital Facilities Rev. (Sentara Martha Jefferson Hospital), “A”, VRDN, 2.15%, 10/01/2048	$25,000,000	$25,000,000
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	320,000	286,765
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,297,790
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,392,345
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,715,000	1,786,322
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 3.46%, 8/23/2027 (p)	2,600,000	3,010,378
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,145,000	1,141,639
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	3,019,242
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	142,623
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	260,578
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	775,000	679,453

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,195,000	$1,092,656
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	616,366
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	557,868
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	306,893
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	315,000	329,953
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	315,000	331,710
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	509,168
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	168,743
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	414,028	4
		$52,930,496
Washington - 2.1%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$10,225,000	$10,831,305
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	10,030,000	9,670,117
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,588,308
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,982,397
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,748,027
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,900,108
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,107,763
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,337,686
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	3,165,000	3,379,190
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,206,319
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,205,416
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,026,724

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	$5,005,000	$5,125,451
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	421,332
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2034	1,080,000	1,120,196
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	407,022
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,367,611
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,571,557
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,325,543
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,584,604
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,368,998
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	12,533,631	11,744,900
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	5,250,000	5,140,587
		$100,161,161
West Virginia - 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,095,000	$971,573
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	770,000	698,677
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,525,468
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,402,922
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,303,623
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	688,299
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	204,768

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$5,505,000	$5,250,429
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	505,000	505,593
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	465,280
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	574,016
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	475,000	463,422
		$18,054,070
Wisconsin - 3.7%
University of Wisconsin Hospitals and Clinics Authority Rev. (Green Bonds), “B”, 4%, 4/01/2051	$10,905,000	$10,250,247
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	363,593
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	528,886
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	478,459
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	671,985
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	651,310
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	993,031
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,029,477
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,050,570
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	427,999
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	287,890
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	370,653
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	340,239
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	299,834

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	$600,000	$359,992
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	328,487
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	311,487
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	305,030
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	267,418
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	63,073
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	17,300,000	16,869,137
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	95,000	105,165
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,750,333
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	971,389
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	887,479
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,141,162
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	635,045
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	2,011,748
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	1,810,000	1,489,147
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,230,000	1,628,638
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	3,845,000	2,626,022
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	553,536
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,166,006
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	4,985,085

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	$370,000	$373,666
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	500,000	504,953
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,015,000	2,034,963
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	3,085,000	3,103,318
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,085,853
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,292,703
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	265,131
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,050,964
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	995,000	995,962
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,423,008
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,622,030
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	163,614
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	484,270
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	331,261
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	96,437
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	96,606
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	493,792
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	690,036

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	$665,000	$661,117
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,041,216
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,150,000	1,034,150
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	900,961
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	515,000	473,610
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	50,000	49,685
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	125,851
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	158,207
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	513,725
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	563,093
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	5,796,656
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,347,300
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,142,090
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	2,480,000	1,920,636
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,320,000	997,237
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	7,858,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	4,090,000	3,108,400

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	$190,000	$165,763
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	3,839,692
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	5,984,177
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,623,591
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	768,776
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	154,127
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	198,721
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	531,817
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	256,985
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	330,451
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,124,510
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	812,878
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	1,968,467
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	1,860,000	1,616,323
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	402,640

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	$360,000	$373,777
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	307,442
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	611,675
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	4,097,785
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	304,520
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	607,246
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	509,963
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	561,513
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	421,640
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,906,542
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,910,306
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	4,075,464
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	278,249
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	993,115
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,666,161

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	$335,000	$296,215
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	944,544
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,997,037
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “E”, VRDN, 2.25%, 10/01/2044	15,810,000	15,810,000
		$173,452,565
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$175,000	$180,642
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	160,000	161,678
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	6,675,000	6,735,379
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	3,960,000	3,936,084
		$11,013,783
Total Municipal Bonds (Identified Cost, $4,702,955,618)		$4,524,369,086
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,508,416
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	3,903,148
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	510,400
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	1,929,594
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,443,614
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	19,288,075	5,311,531
		$18,606,703

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$319,769
Total Bonds (Identified Cost, $21,812,690)		$18,926,472
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, 2.625%, 6/15/2035	$13,400,000	$11,359,233
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.222%, 7/25/2041 (i)(n)	12,527,012	1,283,435
FRETE 2022-ML13 Trust, “X-CA”, 0.953%, 7/25/2036 (i)	36,805,960	2,170,672
Total Other Municipal Bonds (Identified Cost, $17,215,848)		$14,813,340
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $4,047,070)	$6,910,575	$3,006,100
Investment Companies (h) - 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $134,005,042)	134,004,703	$134,031,504

Other Assets, Less Liabilities - 0.0%		1,955,485
Net Assets - 100.0%		$4,697,101,987

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $134,031,504 and $4,561,114,998, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $293,529,940, representing 6.2% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	$100,000	$58,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	713,358	382,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/17	1,083,653	577,100
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	180,000	104,400
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/21	9,360,964	7,436,103
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,817,615	3,032,612
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,809,478	2,969,694
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,476,142	2,697,744
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	2,392,240	1,848,275
Total Restricted Securities			$19,106,728
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds

Portfolio of Investments – continued
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,746,031,226)	$4,561,114,998
Investments in affiliated issuers, at value (identified cost, $134,005,042)	134,031,504
Cash	7,424
Receivables for
Investments sold	3,979,159
Fund shares sold	9,559,955
Interest	51,159,052
Other assets	10,408
Total assets	$4,759,862,500
Liabilities
Payables for
Distributions	$2,210,618
Investments purchased	2,295,332
Fund shares reacquired	7,024,800
When-issued investments purchased	3,223,123
Interest expense and fees	408,547
Payable to the holders of the floating rate certificates	46,425,367
Payable to affiliates
Investment adviser	90,700
Administrative services fee	3,538
Shareholder servicing costs	764,720
Distribution and service fees	29,388
Payable for independent Trustees' compensation	295
Accrued expenses and other liabilities	284,085
Total liabilities	$62,760,513
Net assets	$4,697,101,987
Net assets consist of
Paid-in capital	$5,034,942,786
Total distributable earnings (loss)	(337,840,799)
Net assets	$4,697,101,987
Shares of beneficial interest outstanding	578,874,048

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,888,157,824	232,626,578	$8.12
Class B	1,834,481	225,594	8.13
Class C	66,357,647	8,144,546	8.15
Class I	1,709,032,328	210,674,302	8.11
Class R6	747,220,544	92,182,666	8.11
Class A1	284,439,643	35,013,043	8.12
Class B1	59,520	7,319	8.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.48 [100 / 95.75 x $8.12] and $8.48 [100 / 95.75 x $8.12], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 3/31/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$157,467,244
Dividends from affiliated issuers	3,276,020
Other	37,853
Total investment income	$160,781,117
Expenses
Management fee	$16,788,958
Distribution and service fees	6,006,377
Shareholder servicing costs	3,017,799
Administrative services fee	676,398
Independent Trustees' compensation	76,560
Custodian fee	396,859
Shareholder communications	143,954
Audit and tax fees	71,116
Legal fees	47,858
Interest expense and fees	1,666,726
Miscellaneous	468,043
Total expenses	$29,360,648
Fees paid indirectly	(5,793)
Reduction of expenses by investment adviser and distributor	(628,854)
Net expenses	$28,726,001
Net investment income (loss)	$132,055,116
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(177,985,421)
Affiliated issuers	(8,187)
Net realized gain (loss)	$(177,993,608)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(94,582,842)
Affiliated issuers	25,103
Net unrealized gain (loss)	$(94,557,739)
Net realized and unrealized gain (loss)	$(272,551,347)
Change in net assets from operations	$(140,496,231)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/23	3/31/22
Change in net assets
From operations
Net investment income (loss)	$132,055,116	$139,238,327
Net realized gain (loss)	(177,993,608)	14,185,696
Net unrealized gain (loss)	(94,557,739)	(412,752,135)
Change in net assets from operations	$(140,496,231)	$(259,328,112)
Total distributions to shareholders	$(134,897,656)	$(137,973,519)
Change in net assets from fund share transactions	$(1,028,517,483)	$736,479,314
Total change in net assets	$(1,303,911,370)	$339,177,683
Net assets
At beginning of period	6,001,013,357	5,661,835,674
At end of period	$4,697,101,987	$6,001,013,357
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.54	$9.09	$8.68	$8.77	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.23	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.41)	(0.55)	0.41	(0.09)	0.11
Total from investment operations	$(0.19)	$(0.35)	$0.64	$0.17	$0.43
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.20)	$(0.23)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$8.12	$8.54	$9.09	$8.68	$8.77
Total return (%) (r)(s)(t)(x)	(2.18)	(4.01)	7.43	1.88	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.73	0.74	0.78	0.77
Expenses after expense reductions (f)	0.76	0.71	0.73	0.77	0.75
Net investment income (loss)	2.74	2.16	2.57	2.89	3.74
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,888,158	$3,370,745	$3,166,883	$2,386,528	$1,683,822
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.72	0.70	0.72	0.73	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.56	$9.10	$8.69	$8.78	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.13	$0.17	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.42)	(0.54)	0.40	(0.10)	0.10
Total from investment operations	$(0.26)	$(0.41)	$0.57	$0.10	$0.36
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.16)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$8.13	$8.56	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(3.01)	(4.61)	6.63	1.14	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.51	1.46	1.48	1.52	1.50
Net investment income (loss)	2.01	1.42	1.87	2.19	2.99
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,834	$2,790	$4,777	$7,843	$12,579
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.45	1.46	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.57	$9.12	$8.71	$8.80	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.13	$0.17	$0.19	$0.26
Net realized and unrealized gain (loss)	(0.41)	(0.55)	0.40	(0.09)	0.11
Total from investment operations	$(0.25)	$(0.42)	$0.57	$0.10	$0.37
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.16)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$8.15	$8.57	$9.12	$8.71	$8.80
Total return (%) (r)(s)(t)(x)	(2.89)	(4.71)	6.62	1.13	4.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.51	1.46	1.48	1.52	1.50
Net investment income (loss)	2.01	1.42	1.86	2.16	2.99
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$66,358	$90,334	$113,569	$155,843	$151,636
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.45	1.46	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.54	$9.08	$8.67	$8.76	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.25	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.42)	(0.54)	0.41	(0.09)	0.10
Total from investment operations	$(0.18)	$(0.32)	$0.66	$0.19	$0.44
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.25)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$8.11	$8.54	$9.08	$8.67	$8.76
Total return (%) (r)(s)(t)(x)	(2.06)	(3.66)	7.70	2.13	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.48	0.49	0.53	0.52
Expenses after expense reductions (f)	0.51	0.46	0.48	0.52	0.51
Net investment income (loss)	3.03	2.41	2.82	3.15	3.99
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,709,032	$1,498,236	$1,389,505	$1,042,592	$870,855
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	0.45	0.47	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.53	$9.08	$8.67	$8.76	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.26	$0.29	$0.35
Net realized and unrealized gain (loss)	(0.42)	(0.56)	0.41	(0.09)	0.11
Total from investment operations	$(0.17)	$(0.33)	$0.67	$0.20	$0.46
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.26)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$8.11	$8.53	$9.08	$8.67	$8.76
Total return (%) (r)(s)(t)(x)	(1.87)	(3.71)	7.78	2.21	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	0.41	0.42	0.46	0.45
Expenses after expense reductions (f)	0.44	0.39	0.41	0.45	0.43
Net investment income (loss)	3.10	2.48	2.90	3.22	4.06
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$747,221	$702,294	$605,320	$591,947	$491,400
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40	0.38	0.39	0.41	0.41
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.55	$9.10	$8.69	$8.78	$8.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.25	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.42)	(0.55)	0.41	(0.09)	0.12
Total from investment operations	$(0.18)	$(0.33)	$0.66	$0.19	$0.46
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.25)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$8.12	$8.55	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(2.04)	(3.76)	7.70	2.14	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.48	0.49	0.53	0.52
Expenses after expense reductions (f)	0.51	0.46	0.48	0.52	0.51
Net investment income (loss)	3.02	2.42	2.85	3.18	3.99
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$284,440	$336,545	$381,748	$421,338	$454,350
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	0.45	0.47	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Year ended
	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.56	$9.10	$8.69	$8.78	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.15	$0.19	$0.22	$0.28
Net realized and unrealized gain (loss)	(0.42)	(0.54)	0.40	(0.09)	0.10
Total from investment operations	$(0.24)	$(0.39)	$0.59	$0.13	$0.38
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.18)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.13	$8.56	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(2.77)	(4.38)	6.90	1.38	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.26	1.21	1.23	1.27	1.25
Net investment income (loss)	2.27	1.62	2.12	2.45	3.24
Portfolio turnover	35	14	24	23	19
Net assets at end of period (000 omitted)	$60	$69	$34	$58	$91
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.22	1.20	1.21	1.23	1.23

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements  - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,542,188,526	$—	$4,542,188,526
U.S. Corporate Bonds	—	18,926,472	—	18,926,472
Mutual Funds	134,031,504	—	—	134,031,504
Total	$134,031,504	$4,561,114,998	$—	$4,695,146,502
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At March 31, 2023, the fund’s payable to the holders of the floating rate certificates was $46,425,367 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 4.00%. For the year ended March 31, 2023, the average payable to the holders of the settled floating rate certificates was $72,959,724 at a weighted average interest rate of 1.96%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended March 31, 2023, the related interest expense and fees amounted to $1,641,225 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements  - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the

Notes to Financial Statements  - continued
terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/23	Year ended 3/31/22
Ordinary income (including any short-term capital gains)	$8,927,565	$2,139,324
Tax-exempt income	125,970,091	135,834,195
Total distributions	$134,897,656	$137,973,519

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$4,835,910,744
Gross appreciation	65,035,793
Gross depreciation	(252,225,402)
Net unrealized appreciation (depreciation)	$(187,189,609)
Undistributed tax-exempt income	25,943,964
Capital loss carryforwards	(163,708,868)
Other temporary differences	(12,886,286)
Total distributable earnings (loss)	$(337,840,799)
As of March 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(75,382,866)
Long-Term	(88,326,002)
Total	$(163,708,868)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/23	Year ended 3/31/22
Class A	$58,735,121	$73,518,048
Class B	45,495	53,152
Class C	1,538,014	1,476,425
Class I	44,058,443	36,821,521
Class R6	21,227,438	17,161,799
Class A1	9,291,680	8,941,490
Class B1	1,465	1,084
Total	$134,897,656	$137,973,519

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, this management fee reduction amounted to $627,976, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,750 and $1,048 for the year ended March 31, 2023, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,243,393
Class B	0.75%	0.25%	1.00%	1.00%	21,941
Class C	0.75%	0.25%	1.00%	1.00%	740,415
Class B1	0.75%	0.25%	1.00%	0.75%	628
Total Distribution and Service Fees					$6,006,377
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2023 based on each class's average daily net assets. The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2023 based on each class’s average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, this reduction amounted to $157 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended March 31, 2023, this rebate amounted to $560 and $161 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase.Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2023, were as follows:
Amount
Class A	$302,430
Class B	1,871
Class C	5,360
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements  - continued
determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2023, the fee was $173,797, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,844,002.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,076 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended March 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $282 at March 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS purchased 5,394 shares of Class B1 for an aggregate amount of $50,000. On June 18, 2021, MFS redeemed 6,458 shares of Class R6 for an aggregate amount of $59,669. On August 3, 2022, MFS redeemed 24 shares of Class R6 for an aggregate amount of $200.
At March 31, 2023, MFS held approximately 76% of the outstanding shares of Class B1.
During the year ended March 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,809,098.

Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended March 31, 2023, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $1,586,938,617 and $1,624,694,915, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	98,284,339	$797,054,723	203,133,254	$1,835,461,184
Class B	5,526	44,658	840	7,720
Class C	1,468,132	11,839,413	1,184,388	10,886,943
Class I	156,596,680	1,264,571,253	61,675,344	562,581,338
Class R6	59,236,837	476,571,226	29,510,794	268,353,838
Class A1	156,903	1,270,701	185,947	1,704,126
Class B1	—	—	5,394	49,999
	315,748,417	$2,551,351,974	295,695,961	$2,679,045,148
Shares issued to shareholders in reinvestment of distributions
Class A	6,916,062	$55,945,063	7,891,374	$71,768,268
Class B	5,455	44,109	5,359	48,959
Class C	171,393	1,387,960	145,096	1,326,234
Class I	3,653,641	29,457,906	3,011,695	27,373,155
Class R6	2,524,493	20,334,074	1,843,579	16,730,145
Class A1	1,006,421	8,124,770	854,441	7,783,143
Class B1	181	1,465	119	1,084
	14,277,646	$115,295,347	13,751,663	$125,030,988
Shares reacquired
Class A	(267,143,600)	$(2,188,092,837)	(164,813,169)	$(1,481,389,621)
Class B	(111,476)	(903,972)	(204,846)	(1,879,284)
Class C	(4,032,515)	(32,685,715)	(3,241,223)	(29,635,973)
Class I	(125,110,537)	(1,010,153,693)	(42,132,919)	(380,723,316)
Class R6	(51,923,278)	(418,694,789)	(15,706,950)	(140,738,693)
Class A1	(5,523,112)	(44,626,055)	(3,636,820)	(33,219,842)
Class B1	(960)	(7,743)	(1,108)	(10,093)
	(453,845,478)	$(3,695,164,804)	(229,737,035)	$(2,067,596,822)

Notes to Financial Statements  - continued
	Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(161,943,199)	$(1,335,093,051)	46,211,459	$425,839,831
Class B	(100,495)	(815,205)	(198,647)	(1,822,605)
Class C	(2,392,990)	(19,458,342)	(1,911,739)	(17,422,796)
Class I	35,139,784	283,875,466	22,554,120	209,231,177
Class R6	9,838,052	78,210,511	15,647,423	144,345,290
Class A1	(4,359,788)	(35,230,584)	(2,596,432)	(23,732,573)
Class B1	(779)	(6,278)	4,405	40,990
	(123,819,415)	$(1,028,517,483)	79,710,589	$736,479,314
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2023, the fund’s commitment fee and interest expense were $23,915 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,250,011	$1,347,492,152	$1,330,727,575	$(8,187)	$25,103	$134,031,504

Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,276,020	$—
(8) Redemptions In-Kind
On June 10, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $1,159,669,807. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized loss of $(48,154,312) for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 93.38% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2023
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-ANN

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	17.3%
General Obligations - General Purpose	12.4%
Healthcare Revenue - Hospitals	12.1%
Water & Sewer Utility Revenue	12.1%
Sales & Excise Tax Revenue	9.6%
Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	33.7%
A	41.6%
BBB	8.5%
BB	1.1%
CC	0.1%
D	0.6%
Not Rated	6.7%
Cash & Cash Equivalents	1.6%
Portfolio facts
Average Duration (d)	8.7
Average Effective Maturity (m)	16.1 yrs.
Jurisdiction (i)
Alabama	77.8%
Puerto Rico	4.4%
California	2.7%
Illinois	2.4%
Virginia	2.0%
New York	1.0%
Pennsylvania	1.0%
Guam	0.9%
South Carolina	0.9%
New Jersey	0.8%
North Carolina	0.7%
Texas	0.7%
Arkansas	0.7%
Tennessee	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
Maryland	0.2%
Colorado	0.2%
Connecticut	0.2%
Iowa	0.1%
Wisconsin	0.1%
Michigan	0.1%
Indiana	0.1%
U.S. Virgin Islands	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	16.5%
Universities - Colleges	16.0%
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	12.0%
General Obligations - Schools	9.3%
Composition including fixed income credit quality (a)(i)
AA	52.8%
A	26.1%
BBB	9.8%
BB	0.9%
CCC	0.1%
D	0.6%
Not Rated	7.8%
Cash & Cash Equivalents	1.9%
Portfolio facts
Average Duration (d)	7.9
Average Effective Maturity (m)	16.0 yrs.
Jurisdiction (i)
Arkansas	76.0%
Puerto Rico	4.3%
New Jersey	2.4%
Massachusetts	2.1%
Illinois	2.0%
Texas	1.7%
Guam	1.3%
California	0.9%
Washington DC	0.8%
New York	0.7%
North Carolina	0.6%
Ohio	0.6%
Connecticut	0.6%
Alabama	0.5%
Maryland	0.5%
Tennessee	0.5%
Virginia	0.5%
Michigan	0.4%
Pennsylvania	0.4%
South Carolina	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Iowa	0.1%
Colorado	0.1%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	15.2%
Healthcare Revenue - Hospitals	14.4%
Tax Assessment	7.8%
Airport Revenue	6.8%
Multi-Family Housing Revenue	5.6%
Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	31.1%
A	24.3%
BBB	21.1%
BB	3.1%
B	0.3%
CCC (o)	0.0%
D	0.6%
Not Rated	14.1%
Cash & Cash Equivalents	1.3%
Portfolio facts
Average Duration (d)	9.3
Average Effective Maturity (m)	17.9 yrs.
Jurisdiction (i)
California	90.3%
Puerto Rico	3.9%
Alabama	1.7%
Illinois	0.8%
Guam	0.6%
Tennessee	0.3%
Wisconsin	0.3%
New Hampshire	0.3%
Virginia	0.3%
New Jersey	0.1%
Texas	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	17.7%
Healthcare Revenue - Hospitals	12.4%
Utilities - Municipal Owned	9.8%
Water & Sewer Utility Revenue	9.8%
General Obligations - Schools	8.3%
Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	39.0%
A	34.3%
BBB	10.0%
BB	1.1%
CCC (o)	0.0%
CC	0.1%
D	0.6%
Not Rated	6.5%
Cash & Cash Equivalents	1.0%
Portfolio facts
Average Duration (d)	8.5
Average Effective Maturity (m)	16.5 yrs.
Jurisdiction (i)
Georgia	77.3%
Puerto Rico	4.5%
New York	3.0%
Illinois	1.9%
Massachusetts	1.8%
South Carolina	1.3%
California	1.2%
Virginia	1.0%
Texas	0.8%
Guam	0.8%
North Carolina	0.7%
New Jersey	0.7%
Arkansas	0.7%
Alabama	0.5%
Tennessee	0.5%
Ohio	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Maryland	0.2%
Washington DC	0.2%
Connecticut	0.2%
Pennsylvania	0.2%
Michigan	0.2%
Iowa	0.1%
Indiana	0.1%
Colorado	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	22.2%
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	9.5%
Transportation - Special Tax	6.1%
Multi-Family Housing Revenue	5.8%
Composition including fixed income credit quality (a)(i)
AAA	21.4%
AA	29.9%
A	23.5%
BBB	13.9%
BB	0.8%
B	0.2%
CCC	0.1%
D	0.4%
Not Rated	8.3%
Cash & Cash Equivalents	1.5%
Portfolio facts
Average Duration (d)	7.7
Average Effective Maturity (m)	14.4 yrs.
Jurisdiction (i)
Maryland	75.5%
Washington DC	4.9%
New York	3.3%
Puerto Rico	2.7%
California	2.1%
Alabama	1.8%
Illinois	1.6%
Virginia	1.0%
Tennessee	1.0%
West Virginia	0.8%
Texas	0.8%
Guam	0.6%
South Carolina	0.5%
New Jersey	0.4%
Pennsylvania	0.4%
Massachusetts	0.3%
New Hampshire	0.2%
Indiana	0.2%
Colorado	0.1%
Wisconsin	0.1%
Michigan	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	20.9%
Universities - Colleges	18.7%
Healthcare Revenue - Hospitals	13.4%
Airport Revenue	6.8%
Sales & Excise Tax Revenue	5.0%
Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	47.5%
A	15.8%
BBB	19.1%
BB	1.3%
B	0.5%
CC	0.1%
D	0.5%
Not Rated	6.9%
Cash & Cash Equivalents	2.0%
Portfolio facts
Average Duration (d)	8.1
Average Effective Maturity (m)	15.6 yrs.
Jurisdiction (i)
Massachusetts	82.9%
California	3.7%
Puerto Rico	3.2%
Illinois	1.4%
Tennessee	1.3%
Alabama	0.8%
New York	0.7%
Texas	0.7%
Connecticut	0.7%
New Jersey	0.6%
Guam	0.5%
Pennsylvania	0.4%
New Hampshire	0.3%
Wisconsin	0.2%
Virginia	0.2%
Maryland	0.2%
Colorado	0.1%
Washington DC	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
6

Management Review
Summary of Results
For the twelve months ended March 31, 2023, the total return for the Class A shares, at net asset value, of the municipal bond funds of Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts underperformed the return of the Bloomberg Municipal Bond Index. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators in March 2023 and set the stage for a substantial drop in longer-term interest rates and a dramatic uptick in fixed income market volatility. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy and sent ripple effects throughout the global economy.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
In the U.S., the rise in bond yields, combined with aggressive rate hiking actions taken by the Fed in response to high levels of inflation, proved a challenging backdrop for the municipal asset class. Over the trailing year, returns of municipal assets were flat for the investment grade index and modestly negative for the high yield index. Assets with the longest duration and the lowest quality suffered the most. Consistent with historical cycles, volatile and generally negative returns led to outflows from the asset class for most of the period. The adjustment to higher bond yields dramatically improved valuations, and returns turned positive in the second half of the period. Tax collections will likely peak as economic activity declines, however, most municipal borrowers retained their solid financial positions following years of economic growth that bolstered liquidity positions.
Factors Affecting Performance
Across all funds, security selection within the special tax sector (i.e., municipal bonds backed by revenue generated by imposing a special tax, such as taxes on gasoline, tobacco, road use, etc.) detracted from performance relative to the Bloomberg Municipal Bond Index. Bond selection within the education sector, across all funds except the municipal bond funds of Maryland and California, also weakened relative returns. From a quality perspective, exposure to non-rated(r) securities, which are not held in the benchmark, detracted from relative results. Additionally, bond selection within “AA” and “A” rated debt issuers, across all funds except the municipal bond fund of Arkansas, also hindered relative returns.
A longer duration(d) stance weakened relative returns across all funds, except the municipal bond fund of Arkansas, as interest rates rose over the reporting period.
On the positive side, favorable bond selection within “BBB” rated bonds, across all funds except the municipal bond fund of Georgia, benefited relative performance during the reporting period.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the
7

Management Review - continued
lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
8

Performance Summary THROUGH 3/31/23
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Alabama Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/90	(2.52)%	1.11%	1.69%	N/A
B	9/07/93	(3.35)%	0.36%	0.93%	N/A
I	4/01/16	(2.31)%	1.36%	N/A	1.37%
R6	8/01/17	(2.24)%	1.44%	N/A	1.31%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.67)%	0.24%	1.25%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.15)%	(0.01)%	0.93%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
9

Performance Summary  - continued
MFS Arkansas Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/03/92	(1.73)%	1.52%	1.75%	N/A
B	9/07/93	(2.46)%	0.77%	0.99%	N/A
I	4/01/16	(1.67)%	1.61%	N/A	1.44%
R6	8/01/17	(1.60)%	1.66%	N/A	1.48%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(5.91)%	0.64%	1.31%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.28)%	0.40%	0.99%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
10

Performance Summary  - continued
MFS California Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/18/85	(2.83)%	1.42%	2.39%	N/A
B	9/07/93	(3.55)%	0.67%	1.62%	N/A
C	1/03/94	(3.51)%	0.52%	1.48%	N/A
I	4/01/16	(2.70)%	1.51%	N/A	1.62%
R6	8/01/17	(2.52)%	1.61%	N/A	1.52%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.96)%	0.54%	1.95%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.32)%	0.30%	1.62%	N/A
C With CDSC (1% for 12 months) (v)	(4.45)%	0.52%	1.48%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS Georgia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/88	(1.82)%	1.17%	1.64%	N/A
B	9/07/93	(2.45)%	0.43%	0.89%	N/A
I	4/01/16	(1.58)%	1.39%	N/A	1.36%
R6	8/01/17	(1.52)%	1.46%	N/A	1.28%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(5.99)%	0.29%	1.20%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.28)%	0.05%	0.89%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS Maryland Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(2.05)%	1.34%	1.67%	N/A
B	9/07/93	(2.78)%	0.58%	0.91%	N/A
I	4/01/16	(1.77)%	1.60%	N/A	1.62%
R6	8/01/17	(1.70)%	1.66%	N/A	1.53%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.22)%	0.46%	1.23%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.59)%	0.21%	0.91%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
13

Performance Summary  - continued
MFS Massachusetts Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	4/09/85	(2.11)%	1.24%	1.74%	N/A
B	9/07/93	(2.91)%	0.47%	0.96%	N/A
I	4/01/16	(1.89)%	1.48%	N/A	1.49%
R6	8/01/17	(1.81)%	1.55%	N/A	1.42%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.27)%	0.37%	1.30%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.72)%	0.10%	0.96%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
14

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
15

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2022 through March 31, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.90%	$1,000.00	$1,071.51	$4.65
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$1,067.52	$8.51
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$1,073.32	$3.36
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
R6	Actual	0.59%	$1,000.00	$1,073.60	$3.05
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
16

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.70%	$1,000.00	$1,072.15	$3.62
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
B	Actual	1.45%	$1,000.00	$1,068.15	$7.48
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
I	Actual	0.60%	$1,000.00	$1,071.89	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R6	Actual	0.53%	$1,000.00	$1,072.26	$2.74
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.68%	$1,000.00	$1,070.91	$3.51
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
B	Actual	1.44%	$1,000.00	$1,066.95	$7.42
	Hypothetical (h)	1.44%	$1,000.00	$1,017.75	$7.24
C	Actual	1.58%	$1,000.00	$1,065.94	$8.14
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$1,071.95	$3.00
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.52%	$1,000.00	$1,072.31	$2.69
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.90%	$1,000.00	$1,073.24	$4.65
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$1,069.00	$8.51
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$1,073.61	$3.36
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
R6	Actual	0.60%	$1,000.00	$1,073.82	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
17

Expense Tables - continued
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.83%	$1,000.00	$1,065.45	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$1,061.53	$8.12
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$1,067.56	$2.99
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.51%	$1,000.00	$1,067.95	$2.63
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.82%	$1,000.00	$1,069.62	$4.23
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
B	Actual	1.57%	$1,000.00	$1,064.55	$8.08
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
I	Actual	0.57%	$1,000.00	$1,070.33	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.09	$2.87
R6	Actual	0.50%	$1,000.00	$1,070.75	$2.58
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
18

Portfolio of Investments
3/31/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 0.1%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$53,495
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	47,761
		$101,256
General Obligations - General Purpose – 12.2%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$886,718
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	259,568
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	146,085
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	42,976
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	290,731
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	111,557
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	10,511	9,893
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	22,940
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	35,057	35,597
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	35,892
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	35,678
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	115,194	122,159
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	28,296
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	57,199	49,856
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	20,546
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	26,764
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	94,548
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	785,303
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	510,194
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	274,475
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	540,324
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	661,652
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	252,343
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,074,343
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	132,773
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	170,000	163,957
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	100,000	95,480
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	753,822
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,018,866
		$8,483,336
General Obligations - Schools – 6.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$215,250
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	445,000	449,388
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,013,876
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	489,473
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,007,737
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	983,353
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	260,744
		$4,419,821
Healthcare Revenue - Hospitals – 12.0%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$921,926
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	516,566
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	952,369
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	270,000	286,650
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	$750,000	$784,322
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	36,584
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	13,381
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	475,313
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	420,478
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	962,361
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	505,962
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	404,621
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,057,537
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,040,507
		$8,378,577
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$217,066
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	975,316
		$1,192,382
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$225,000
Industrial Revenue - Other – 2.2%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$432,171
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	80,474
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	999,076
		$1,511,721
Miscellaneous Revenue - Other – 1.8%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$230,000	$180,865
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	475,000	475,116
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	65,345
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,673
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	249,696
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	284,190
		$1,290,885
Multi-Family Housing Revenue – 2.3%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$1,010,943
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	221,850	219,662
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	407,103
		$1,637,708
Port Revenue – 1.5%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,049,322
Sales & Excise Tax Revenue – 9.5%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,057,304
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	305,396
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	753,419
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,326
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,341
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,374
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$60,000	$54,250
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	855,014
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	988,075
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	14,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	52,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	612,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	142,000	129,227
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	52,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	401,000	363,966
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	21,362
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	2,979
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	164,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	142,247
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	465,000	121,523
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037 (Prerefunded 2/01/2027)	750,000	824,631
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	76,000
		$6,608,170
Single Family Housing - State – 0.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$135,000	$135,385
State & Local Agencies – 1.8%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$292,052
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,348
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	35,144
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	163,682
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	182,036
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	371,747
		$1,255,009
Student Loan Revenue – 0.8%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,760
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	74,942
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	33,924
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	417,475
		$531,101
Tax - Other – 5.0%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$743,655
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	525,059
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	45,000	46,102
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	105,000	114,321
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	55,000	56,553
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,632
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	83,852
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	795,583
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,081,218
		$3,476,975
Tobacco – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$280,000	$252,819
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$193,811
Transportation - Special Tax – 4.2%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$544,221
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	1,000,000	1,138,951
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	$1,000,000	$1,127,887
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	45,000	48,038
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	44,147
		$2,903,244
Universities - Colleges – 17.1%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$1,012,735
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	293,083
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	948,397
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	697,430
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,595,675
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	534,458
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	605,000
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	810,192
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	301,866
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	64,104
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	838,862
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	524,401
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,093,096
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	529,899
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	783,111
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	504,790
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	771,471
		$11,908,570
Utilities - Municipal Owned – 1.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$180,000	$174,482
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	3,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	49,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	80,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	128,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	21,450
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	10,538
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	3,588
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	46,312
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,972
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,301
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	21,337
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,563
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	67,925
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,380
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,006
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	3,513
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,537
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	35,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	10,687
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	39,187
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	27,600
		$950,815
Utilities - Other – 4.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	$1,000,000	$971,831
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	379,723
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$206,908
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	447,653
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	419,626
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	360,000	370,507
		$2,796,248
Water & Sewer Utility Revenue – 11.9%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,055,902
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	840,524
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,026,325
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,030,272
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	46,289
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	121,752
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	45,701
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	45,537
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	96,508
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	767,362
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,091,467
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	770,168
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,375
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,367
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,219
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,381
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	963,032
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	332,557
		$8,299,738
Total Municipal Bonds (Identified Cost, $70,341,785)		$67,601,893
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$119,367
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	189,099	52,074
Total Bonds (Identified Cost, $196,920)		$171,441
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $87,282)	$149,038	$64,831
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $1,420,197)	1,420,194	$1,420,478
Other Assets, Less Liabilities – 0.6%		434,070
Net Assets – 100.0%		$69,692,713
See Portfolio Footnotes and Notes to Financial Statements
23

Portfolio of Investments – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 1.1%
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	$1,225,000	$1,284,418
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	96,178
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	107,638
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,358
		$1,694,301
General Obligations - General Purpose – 4.3%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,029,395
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	342,387
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	85,953
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	592,231
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	228,185
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,032	18,854
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	43,720
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	66,814	67,843
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	66,209	68,406
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	67,998
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	67,090
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	53,929
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	111,025	96,773
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	39,158
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	51,009
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	168,657
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,500,000	1,558,479
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	132,773
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	126,763
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	345,000	332,737
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	210,000	200,507
		$6,372,847
General Obligations - Schools – 9.2%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,517,730
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	984,323
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	678,233
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,281
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,576
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,022,546
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,060,994
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,055,345
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	933,804
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	331,314
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	1,026,213
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	591,284
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,939,005
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	657,403
		$13,709,051
Healthcare Revenue - Hospitals – 11.9%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,092,435
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,047,574
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	796,116
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,017,651
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	680,457
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	1,014,850
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,949,243
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	923,677
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,679,494
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	$500,000	$530,995
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	82,315
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	26,763
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	956,070
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	20,000	13,871
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	792,063
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	308,381
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	754,880
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,911,043
		$17,577,878
Industrial Revenue - Other – 0.9%
Lowell, AR, Industrial Development Rev. (Arkansas Democrat-Gazette), VRDN, 2.2%, 10/01/2036	$1,000,000	$1,000,000
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	170,000	112,328
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	282,221
		$1,394,549
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$102,133
Miscellaneous Revenue - Other – 2.1%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,000,000	$2,068,556
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	61,153
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	360,139
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	578,714
		$3,068,562
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$436,759	$432,451
Sales & Excise Tax Revenue – 16.3%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$966,212
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	943,890
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	724,236
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	267,502
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2030	100,000	106,725
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	590,309
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	850,963
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,973
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	343,875
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	361,234
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	362,504
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	368,317
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	10,000	10,652
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,682
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,747
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	99,458
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	424,056
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,174,387
Mississippi County, AR, 4%, 6/01/2036	650,000	653,264
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	355,688
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	331,926
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	396,625
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	396,897
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,170,994
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	33,666
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	$122,000	$111,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	1,985,044
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	235,000	213,862
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	109,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	56,274
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	54,226
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	8,937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	395,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	340,913
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	572,073
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,100,657
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	2,495,000	2,581,082
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,120,675
Springdale, AR, Sales & Use Tax Rev., BAM, 4%, 4/01/2031	1,000,000	1,012,405
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,017,437
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	212,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	152,000
		$24,157,030
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$694,396
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	238,773
		$933,169
State & Local Agencies – 3.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,609,652
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	406,564
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	608,388
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	944,487
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	516,590
		$5,085,681
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$14,280
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	154,047
		$168,327
Tax - Other – 4.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$92,205
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	220,000	239,530
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	2,000,000	2,028,335
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,084,553
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	678,042
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	87,266
		$6,209,931
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,627
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	13,135
		$27,762
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,169,062
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	$500,000	$424,418
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	163,260
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	679,066
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	550,000	496,609
		$3,932,415
Toll Roads – 1.2%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$950,998
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	232,579
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	181,729
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	387,622
		$1,752,928
Transportation - Special Tax – 2.0%
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	$1,015,000	$984,356
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	125,000	133,439
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	68,006
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,721,953
		$2,907,754
Universities - Colleges – 15.8%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,503,218
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	545,659
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	541,564
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	423,862
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,208,617
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,870,222
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	562,908
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,201,154
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	544,630
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,098,837
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	951,758
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	826,374
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	542,483
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,057
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,139
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,046,828
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	346,053
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,580,937
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,606,640
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	787,820
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,023,616
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	525,897
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	532,686
		$23,396,959
Universities - Dormitories – 1.4%
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	$500,000	$534,059
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	512,141
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	1,019,568
		$2,065,768
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$625,000	$533,373
Utilities - Municipal Owned – 3.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,053,744
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,051,592
Conway, AR, Electric Improvement Rev., “A”, 4%, 12/01/2043	1,915,000	1,913,861
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	10,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	108,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	182,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	292,125
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	46,475
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	21,075
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,763
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	103,312
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	135,846
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	42,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	49,787
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	150,150
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,006
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	17,563
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	66,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	78,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	24,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	67,687
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	55,200
		$5,511,149
Utilities - Other – 1.6%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$755,000	$796,364
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	815,000	834,134
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	746,159
		$2,376,657
Water & Sewer Utility Revenue – 13.3%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$492,789
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	526,610
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,189,344
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,478,907
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	327,765
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,078,453
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	87,434
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	507,301
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	248,817
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	247,923
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	203,174
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	754,457
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	733,832
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	2,015,888
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,503,819
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,172,640
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,013,887
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	501,405
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,689,590
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	700,723
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	51,249
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	$65,000	$66,192
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,657
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	76,431
		$19,699,287
Total Municipal Bonds (Identified Cost, $148,323,937)		$143,109,962
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$215,035
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	472,747	130,185
Total Bonds (Identified Cost, $402,611)		$345,220
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $166,348)	$284,049	$123,561
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $2,404,141)	2,403,953	$2,404,434
Other Assets, Less Liabilities – 1.6%		2,304,109
Net Assets – 100.0%		$148,287,286
See Portfolio Footnotes and Notes to Financial Statements
29

Portfolio of Investments – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 6.8%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,217,875
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,068,929
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,610,821
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042 (w)	2,000,000	2,197,277
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043 (w)	500,000	487,544
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,884,712
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,773,477
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,022,627
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,393,314
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,384,801
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,102,631
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,047,962
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	684,146
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	680,598
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,713,619
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,053,001
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,051,873
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,043,573
		$33,418,780
General Obligations - General Purpose – 1.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$986,074
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	828,658
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	73,327	69,016
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	282,606	160,038
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	244,575	248,342
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	242,360	250,401
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	238,428	248,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	497,583	527,668
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	219,601	197,407
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	383,721	334,463
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	169,415	143,339
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	230,339	186,720
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	765,550	596,538
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,322,751
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	486,833
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	451,936
		$8,039,093
General Obligations - Schools – 15.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,632,368
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	1,962,514
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,494,914
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	3,009,141
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,629,420
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	468,420
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	323,116
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	843,726
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,283,154
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	879,831
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,421,781
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,135,799
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	1,000,000	1,067,900
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,603,998
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,173,814
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	136,444
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	81,405
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$1,570,000	$1,516,180
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	352,764
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,243,653
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,220,286
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,559,925
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,808,194
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	876,355
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	875,985
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,750,212
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2038	400,000	412,241
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2039	1,045,000	1,072,177
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2040	1,000,000	1,021,448
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	542,909
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,515,399
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,190,669
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	70,807
San Diego, CA, Community College District (Election of 2002), 6%, 8/01/2033 (Prerefunded 8/01/2027)	2,000,000	2,314,959
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	691,958
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,143,425
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,233,234
Santa Clara County, CA, Mountain View Whisman School District General Obligation, Election of 2020, “B”, 4.25%, 9/01/2045	5,750,000	5,909,174
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,008,456
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,256,907
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,454,134
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	986,520
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,028,217
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,982,473
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,700,788
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,050,818
		$74,938,012
Healthcare Revenue - Hospitals – 14.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,432,211
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,617,208
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,057,622
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	782,578
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,067,466
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	180,388
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	742,920
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,340,908
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	889,031
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	439,617
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,052,895
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,018,804
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,504,955
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	209,673
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	168,406
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	86,737
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	319,864
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	416,140
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,515,683
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,270,360
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,555,881
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,975,183
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	$4,000,000	$4,142,365
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,600,384
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	633,041
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	1,924,293
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,401,605
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,035,095
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,056,538
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,392,759
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	190,179
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,651,105
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,900,099
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	665,221
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	473,621
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	445,874
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,957,735
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,561,708
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	70,000	55,310
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,065,383
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	260,509
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	237,194
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	294,802
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	308,211
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	727,305
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	701,823
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,786,856
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	919,159
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,007,214
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	356,139
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,003,358
		$70,399,415
Healthcare Revenue - Long Term Care – 2.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,218,280
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	737,980
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,041,323
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	680,931
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,022,866
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,019,455
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	744,618
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,096,020
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,163,094
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	489,237
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	484,004
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2042	735,000	702,036
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,873,133
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	442,082
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	435,647
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	438,602
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	982,714
		$14,572,022
Industrial Revenue - Environmental Services – 3.4%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	$3,000,000	$2,999,334
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	3,019,346
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,732,777
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	$3,000,000	$2,938,365
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.5%, 8/01/2023 (Put Date 5/01/2023) (n)	5,000,000	4,999,197
		$16,689,019
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$402,372
Miscellaneous Revenue - Other – 2.0%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$840,229
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	839,563
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	5,000,000	5,001,226
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,379,891
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	208,940
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,582,222
		$9,852,071
Multi-Family Housing Revenue – 5.6%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,789,276
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	2,444,998
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,981,022
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,844,284	2,855,805
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,694,676
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	3,000,000	2,342,988
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,338,512
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,457,076
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,403,307
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	2,270,747
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,610,796
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,348,369	1,335,067
		$27,524,270
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,562,213
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$40,000	$42,609
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	30,000	32,045
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	42,989
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	352,623
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	106,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	349,416
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	4,345,816
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	944,000	859,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	350,369
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,826,000	2,565,005
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,401
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	140,494
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,088
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,044,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	914,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	4,034,000	1,054,245
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$960,000	$729,600
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	421,800
		$13,393,466
Secondary Schools – 4.7%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$936,783
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 5%, 11/01/2039	300,000	314,758
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 5%, 11/01/2044	350,000	362,120
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	449,243
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,799,507
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	787,050
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	925,581
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	752,590
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	52,824
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	453,284
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	418,625
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	416,714
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	534,870
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,004,228
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	909,781
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,094,504
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	559,646
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,190,000	1,193,906
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040 (n)	750,000	723,977
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	1,060,000	984,229
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,284,887
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	892,553
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	872,687
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	539,068
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	522,700
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	473,508
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	754,989
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,067,369
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,531
		$23,353,512
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$1,000,000	$1,089,781
State & Local Agencies – 4.4%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$2,120,000	$2,127,673
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	859,115
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	4,180,126
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	5,049,965
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	348,924
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	576,089
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	$700,000	$801,578
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	1,021,028
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,651,424
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	585,233
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	840,857
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	677,299
		$21,719,311
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$233,227
Tax - Other – 0.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$315,000	$322,718
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	800,248
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	315,000	323,893
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	173,581
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	493,245
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	87,243
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	266,161
		$2,467,089
Tax Assessment – 7.7%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$966,843
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,016,621
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,005,169
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	435,443
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	1,845,816
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	513,931
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	510,422
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,007,355
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	953,441
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,009,892
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	230,000	232,238
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	45,000	45,434
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	65,000	65,627
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	765,000	771,342
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	672,749
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,397,222
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,007,555
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,720,295
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	5,074,252
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,023,476
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,637,310
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	942,297
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,158,925
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,422,561
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	100,599
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,319,890
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	771,273
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,144,600
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,009,197
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	$1,200,000	$1,305,745
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	1,709,020
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	743,252
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	324,153
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	321,639
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	265,818
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	626,359
		$38,077,761
Tobacco – 3.7%
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	$5,000,000	$1,011,950
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,260,991
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	785,000	788,384
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	605,000	608,133
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,023,901
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,185,570
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,785,000	1,611,724
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	268,949
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	4,400,463
		$18,160,065
Toll Roads – 1.2%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,140,997
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	895,577
Riverside County, CA, Transportation Commission Toll Rev., “A”, 5.75%, 6/01/2044 (Prerefunded 6/01/2023)	1,680,000	1,688,482
		$5,725,056
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$533,756
Universities - Colleges – 4.5%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,148,549
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	986,895
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	449,940
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,333,140
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	676,301
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,021,480
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,018,078
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	507,950
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,073,494
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	661,699
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,254,443
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,034,256
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,369,682
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,564,961
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	468,134
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,202,917
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,547,819
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	153,897
		$22,473,635
Universities - Dormitories – 3.8%
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,106,315
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	450,000	471,604
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	$600,000	$617,375
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	608,778
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	655,109
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	826,693
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	450,242
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	227,091
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,674,057
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	370,245
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	460,629
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,325,811
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,504,580
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,023,079
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,664,711
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,578,080
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,110,217
		$18,674,616
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,023,459
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,621,857
		$2,645,316
Utilities - Municipal Owned – 2.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,158,365
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	280,000	287,671
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	322,943
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,146,782
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	35,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	332,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	535,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	855,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	128,700
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	70,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	35,875
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	324,187
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,972
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	164,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	142,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	28,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	443,300
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	55,023
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	31,613
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	66,738
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	203,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	231,563
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	81,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	252,938
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	193,200
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Truckee Donner Public Utility District Electric System Rev., “A”, 5%, 11/15/2037	$1,250,000	$1,384,853
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039	425,000	454,847
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040	365,000	389,157
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	446,607
		$11,812,772
Utilities - Other – 5.4%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,540,000	$2,679,159
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,415,000	1,394,167
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,880,779
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	3,995,616
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,224,540
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,117,387
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,156,477
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,831,379
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,613,666
		$26,893,170
Water & Sewer Utility Revenue – 3.4%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,035,925
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,142,220
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,167,548
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	731,427
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	425,788
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,158,133
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,268,441
Truckee Donner Public Utility District Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,348,802
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,812,669
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	881,243
		$16,972,196
Total Municipal Bonds (Identified Cost, $495,968,164)		$481,621,996
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$791,681
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,796,438	494,702
Total Bonds (Identified Cost, $1,502,411)		$1,286,383
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $608,919)	$1,039,759	$452,295
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $9,268,155)	9,267,950	$9,269,803
Other Assets, Less Liabilities – 0.5%		2,461,519
Net Assets – 100.0%		$495,091,996
See Portfolio Footnotes and Notes to Financial Statements
38

Portfolio of Investments – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 6.5%
Atlanta, GA, Airport General Refunding Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,015,077
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	1,000,000	998,075
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	285,180
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,049,913
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,044,900
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	518,999
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	526,469
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	935,000	980,352
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	269,682
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,372
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,879
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,222
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,115
		$6,820,235
General Obligations - General Purpose – 4.6%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026 (Prerefunded 12/01/2024)	$1,000,000	$1,036,806
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	220,000	200,867
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	64,464
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	167,336
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	15,456	14,547
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	33,735
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	51,554	52,348
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	52,782
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	52,467
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	159,935
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	41,612
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	85,068	74,148
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	30,214
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	39,359
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	133,634
Peach County, GA, Transportation Sales Tax General Obligation, 5%, 6/01/2023	1,000,000	1,003,747
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	199,159
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	245,000	236,291
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	155,000	147,993
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,122,319
		$4,863,763
General Obligations - Schools – 8.2%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$768,847
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	516,985
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	312,323
Clarke County, GA, General Obligation, 5%, 9/01/2025	1,000,000	1,060,234
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	548,556
Evans County, GA, School District, 4%, 6/01/2035	660,000	693,470
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,662,903
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,048,581
Houston County, GA, School District General Obligation, Sales Tax, 5%, 9/01/2023	1,250,000	1,262,418
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	728,336
		$8,602,653
Healthcare Revenue - Hospitals – 12.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$196,533
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	540,379
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	476,311
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	50,303
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	22,302
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	$250,000	$230,419
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	15,000	11,852
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	501,182
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	926,319
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,054,507
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	769,360
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	528,957
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	506,192
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	515,449
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,037,625
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	630,717
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	460,684
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	657,493
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	744,348
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,016,689
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	949,110
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	542,668
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	509,143
		$12,878,542
Healthcare Revenue - Long Term Care – 1.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$496,139
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	506,233
		$1,002,372
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$85,898
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$137,863
Miscellaneous Revenue - Other – 5.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$986,931
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	781,536
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	552,903
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	525,849
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	700,916
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,031,196
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	75,000	75,399
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	45,865
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	268,903
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	310,171
		$5,279,669
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$326,989	$323,763
Port Revenue – 2.8%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$994,386
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	985,050
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	922,907
		$2,902,343
Sales & Excise Tax Revenue – 6.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$448,784
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	10,000	10,652
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,341
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	$10,000	$10,747
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	81,374
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., ”A“, 5%, 7/01/2039 (w)	1,000,000	1,162,160
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,056,006
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	774,003
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	870,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	22,444
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	75,005
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	745,000	701,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	196,000	178,370
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	75,534
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	578,000	524,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	28,756
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	217,463
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	189,663
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,075,000	280,940
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	186,200
		$6,905,751
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$224,463
Single Family Housing - State – 3.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$210,000	$210,598
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4.15%, 12/01/2038	1,000,000	1,022,417
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.85%, 12/01/2041	1,465,000	1,453,487
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	893,587
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	80,000	79,762
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	399,498
		$4,059,349
State & Local Agencies – 0.7%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	$200,000	$211,202
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	500,000	517,064
		$728,266
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$10,000	$9,520
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	108,249
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	46,646
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	588,489
		$752,904
Tax - Other – 2.6%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$517,512
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	771,036
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	66,592
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	155,000	168,760
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	65,000	66,835
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	35,737
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	98,649
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	930,000	915,621
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	87,266
		$2,728,008
41

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$438,717
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,751
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,094
		$457,562
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	$410,000	$371,222
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	410,000	370,200
		$741,422
Toll Roads – 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$80,897
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	60,576
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	375,000	290,717
		$432,190
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	$70,000	$74,726
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	65,000	71,444
		$146,170
Universities - Colleges – 17.5%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,489,020
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	504,403
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	634,660
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	564,434
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	962,014
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	862,764
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	220,789
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	856,111
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	812,261
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	782,839
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	545,553
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,065,650
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	333,133
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,089,599
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	482,453
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,080,681
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	522,010
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	766,035
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	356,586
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,069,855
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,042,300
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	437,486
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	935,876
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	75,000	73,967
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,087
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	334,373
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	528,947
		$18,408,886
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030	$390,000	$394,408
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,547
		$404,955
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$760,905
Utilities - Municipal Owned – 9.7%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), ”A“, 4%, 12/01/2052 (Put Date 12/01/2029)	$250,000	$242,336
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,273,629
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,103,836
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	502,946
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	502,805
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	960,088
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2048	1,000,000	1,064,028
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2055	1,000,000	1,045,271
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), ”A“, 5%, 1/01/2039	750,000	785,972
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,086,796
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	132,291
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	51,370
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	61,513
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	7,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	70,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	108,500
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	174,562
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	28,600
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,175
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	67,687
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	493,072
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	31,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	32,006
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	89,375
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	70,124
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,004
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	42,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	49,875
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	17,813
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	53,438
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	41,400
		$10,249,262
Utilities - Other – 2.4%
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	$300,000	$295,583
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	598,734
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”A“, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,043,176
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	520,000	535,176
		$2,472,669
Water & Sewer Utility Revenue – 9.7%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$819,416
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,085,988
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,083,255
43

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	$500,000	$506,320
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	507,046
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	158,677
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,100,077
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,068,625
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	30,859
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	126,825
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	45,701
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,537
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	157,460
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,106,295
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,375
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,367
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,219
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,381
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	611,144
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	536,243
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,104,001
		$10,159,811
Total Municipal Bonds (Identified Cost, $105,505,178)		$102,529,674
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$179,050
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	104,148
Total Bonds (Identified Cost, $329,557)		$283,198
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $128,355)	$219,174	$95,340
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $2,287,184)	2,287,132	$2,287,590
Other Assets, Less Liabilities – (0.1)%		(68,548)
Net Assets – 100.0%		$105,127,254
See Portfolio Footnotes and Notes to Financial Statements
44

Portfolio of Investments – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 2.1%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$70,000	$68,084
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	65,000	62,090
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	1,000,000	973,516
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., ”A“, 5%, 10/01/2025	1,525,000	1,597,838
		$2,701,528
General Obligations - General Purpose – 21.9%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,989,025
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,397,786
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,502,143
Baltimore, MD, General Obligation, Consolidated Public Improvement Refunding, ”B“, 5%, 10/15/2023	1,050,000	1,063,460
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	205,432
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	511,848
Chicago, IL, General Obligation, ”A“, 5.5%, 1/01/2040	480,000	516,856
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	13,849	13,035
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	53,375	30,226
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	45,774	47,293
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	45,031	47,011
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	121,739	129,100
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	41,476	37,284
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	75,390	65,712
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,997	27,072
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	43,504	35,266
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	150,243	117,073
Frederick County, MD, General Obligation, Public Facilities, ”A“, 5%, 8/01/2024	1,500,000	1,548,619
Howard County, MD, Metropolitan District Project, ”B“, 3%, 8/15/2051	1,155,000	900,134
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,499,507
Maryland Community Development Administration, Local Government Infrastructure, ”A-2“, 4%, 6/01/2036	1,210,000	1,259,039
Maryland State & Local Facilities Loan, General Obligation, 4%, 6/01/2029	1,500,000	1,526,387
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	2,055,000	2,176,344
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 6/01/2036	1,000,000	1,188,531
Maryland State & Local Facilities Loan, General Obligation, ”C“, 5%, 8/01/2024	3,580,000	3,696,038
Montgomery County, MD, General Obligation, Consolidated Public Improvement, ”A“, 5%, 8/01/2035	1,000,000	1,201,970
Oxford, AL, General Obligation Warrants, ”A“, 5%, 7/01/2052	385,000	413,622
State of California, Various Purpose General Obligation, 4%, 3/01/2036	430,000	453,992
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	177,030
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	300,000	289,336
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	190,000	181,411
Washington Suburban Sanitary District, MD, General Obligation Multi-Modal Bond Anticipation Notes, ”B-4“, VRDN, 4.5%, 6/01/2023	4,000,000	4,000,000
		$28,247,582
General Obligations - Schools – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$325,000	$274,338
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	406,646
		$680,984
Healthcare Revenue - Hospitals – 16.2%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	$55,000	$50,303
Doylestown, PA, Hospital Rev. (Doylestown Hospital), ”A“, 4%, 7/01/2045	15,000	10,403
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	540,000	528,042
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	778,451
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	785,972
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	925,219
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2039	1,145,000	1,144,131
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	1,000,000	980,613
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	792,005
45

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	$400,000	$422,894
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	971,240
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,330,062
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,061,256
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	507,330
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	775,014
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	625,703
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	516,373
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2033	1,205,000	1,323,883
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	542,574
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,029,853
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,073,508
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,197,757
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,031,713
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,274,640
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	590,000	558,159
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	604,552
		$20,841,650
Healthcare Revenue - Long Term Care – 2.8%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$893,071
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	427,946
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	450,307
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	510,346
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	308,886
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	653,182
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	411,583
		$3,655,321
Healthcare Revenue - Other – 0.3%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$370,000	$370,233
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$102,133
Miscellaneous Revenue - Other – 2.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$20,098
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	86,323
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	67,557
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	105,000	105,558
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	94,772
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	223,035
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,014,797
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	40,000	40,769
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	434,587
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	240,000	230,489
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	450,249
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	506,375
		$3,274,609
Multi-Family Housing Revenue – 5.7%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$504,989
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	794,907
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	463,064
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	478,791
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	$1,765,000	$1,548,218
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	819,182
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,042,096
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	953,288
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	285,197	282,384
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	532,366
		$7,419,285
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,394,521
Port Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$515,070
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	255,835
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	695,987
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	139,708
		$1,606,600
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$10,652
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,341
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,747
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	75,000	67,812
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	80,000	87,843
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	19,639
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	81,000	74,091
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	526,000	495,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	160,000	145,608
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	68,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	267,000	242,341
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	2,000	1,891
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	29,578
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	225,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	199,266
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,467,000	383,386
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	120,000	91,200
		$2,162,904
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$238,773
Single Family Housing - State – 4.9%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 2.1%, 9/01/2041	$1,500,000	$1,072,046
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 2.1%, 3/01/2033	250,000	216,504
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 3%, 9/01/2051	1,000,000	976,340
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 5.05%, 3/01/2047	1,000,000	1,037,268
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 6%, 3/01/2053	1,000,000	1,104,627
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	880,953
47

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund Finance Bonds, ”C“, 4.85%, 11/01/2052	$1,000,000	$1,015,546
		$6,303,284
State & Local Agencies – 9.4%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	$500,000	$539,814
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	540,462
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	225,000	237,603
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, ”C“, 0%, 5/01/2054	2,000,000	461,916
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,370,001
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2036	1,000,000	1,040,776
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2041	1,500,000	1,507,694
Maryland Stadium Authority, Hagerstown Multi-Use Sports & Events Facility Lease Rev., ”A“, 5%, 6/01/2052	1,000,000	1,103,609
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	901,176
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,090,577
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,585,271
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2040	1,500,000	1,729,681
		$12,108,580
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,760
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	95,759
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	490,000	492,923
		$593,442
Tax - Other – 1.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$85,000	$87,082
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	190,000	206,867
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	850,000	836,857
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	457,107
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	87,266
		$1,675,179
Tax Assessment – 3.5%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$502,900
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	239,089
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	505,196
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	242,130
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	436,069
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	190,000	172,299
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), ”A“, 5%, 7/01/2026	820,000	872,753
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	243,007
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	221,071
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	274,565
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	407,200
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	400,000	391,371
		$4,507,650
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	$405,000	$365,685
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	$500,000	$475,499
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	982,220
		$1,457,719
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 6.0%
Maryland Department of Transportation, Consolidated Transportation, 5%, 10/01/2026	$1,335,000	$1,455,579
Maryland Department of Transportation, Consolidated Transportation, 4%, 12/15/2029	1,500,000	1,514,782
Maryland Department of Transportation, Consolidated Transportation Refunding, ”A“, 5%, 12/01/2025	1,080,000	1,153,033
Maryland Department of Transportation, Consolidated Transportation, ”A“, 3%, 10/01/2033	500,000	502,546
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), ”E“, 4%, 11/15/2045	1,000,000	926,785
New Jersey Transportation Trust Fund Authority, ”CC“, 5.5%, 6/15/2050	75,000	82,775
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	472,246
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	471,041
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,210,066
		$7,788,853
Universities - Colleges – 4.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	$500,000	$515,475
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	516,588
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,057,267
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	470,917
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	676,504
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	218,789
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	367,489
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	85,134
University System of Maryland, Auxiliary Facility & Tuition Rev., ”A“, 5%, 4/01/2028	1,205,000	1,353,751
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	108,612
		$5,370,526
Universities - Dormitories – 2.5%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$682,663
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	788,169
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	993,137
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	500,163
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,063
		$3,264,195
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$555,000	$473,635
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	$10,000	$7,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	70,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	112,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	250,000	178,125
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	28,600
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,175
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	67,687
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	31,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	28,450
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	89,375
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,004
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	42,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	46,313
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	14,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	46,313
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	$50,000	$34,500
		$855,542
Utilities - Other – 3.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$665,000	$701,433
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	375,000	369,479
Black Belt Energy Gas District, AL, Gas Project Rev., ”C-1“, 5.25%, 2/01/2053 (Put Date 6/01/2029)	745,000	784,710
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	720,000	736,904
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	435,265
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	650,000	668,970
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	140,783
		$3,837,544
Water & Sewer Utility Revenue – 2.9%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 4%, 7/01/2038	$550,000	$565,426
Baltimore, MD, Project Rev. (Stormwater Projects), ”A“, 5%, 7/01/2049	1,000,000	1,072,967
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,343,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	20,573
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	106,533
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	208,194
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	207,446
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	132,063
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	25,624
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	30,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	15,328
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	35,668
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,958
		$3,815,180
Total Municipal Bonds (Identified Cost, $127,619,827)		$125,113,137
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$144,820
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	104,147
Total Bonds (Identified Cost, $292,689)		$248,967
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $115,006)	$196,379	$85,425
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $2,575,219)	2,575,252	$2,575,767
Other Assets, Less Liabilities – 0.7%		882,096
Net Assets – 100.0%		$128,905,392
See Portfolio Footnotes and Notes to Financial Statements
50

Portfolio of Investments – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.4%
Airport Revenue – 6.8%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$265,000	$257,746
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	250,000	238,807
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	2,000,000	2,144,010
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	2,929,678
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,096,954
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,455,000	3,711,423
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,535,183
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	3,707,244
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,136,377
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2030	500,000	560,863
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2031	1,000,000	1,135,620
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2032	1,590,000	1,802,400
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2051	3,055,000	3,203,182
		$27,459,487
General Obligations - General Purpose – 20.5%
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2040	$1,830,000	$1,875,909
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2041	1,905,000	1,939,802
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2042	1,980,000	2,007,643
Attleboro, MA, General Obligation School Construction Bond Anticipation Notes, 5%, 11/01/2023	8,800,000	8,913,025
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	643,687
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	4,000,000	3,953,621
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	547,324
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2023	1,000,000	1,008,956
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,562,911
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”C“, 5%, 5/01/2029	1,410,000	1,412,209
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2049	3,000,000	3,329,872
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,208,358
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,082,292
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	47,977	45,156
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	104,713
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	163,837
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	162,861
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	364,295
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	129,163
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	282,284	246,047
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	93,787
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	122,171
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	402,656
Fall River, MA, General Obligation Anticipation Notes, 4%, 2/02/2024	7,496,686	7,569,168
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2040	1,060,000	1,193,761
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,225,078
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,256,673
Hingham, MA, General Obligation Anticipation Notes, 4%, 2/16/2024	3,000,000	3,032,432
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,217,327
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,665,591
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,333,230
Leverett, MA, Anticipation Notes Rev., 5.5%, 5/17/2023	1,150,000	1,153,316
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, ”A“, NPFG, 0%, 1/01/2029	1,560,000	1,294,446
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2039	1,090,000	1,132,717
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2040	1,125,000	1,156,672
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2041	1,000,000	1,020,494
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2042	695,000	705,883
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	5,000,000	4,971,916
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2023	1,215,000	1,230,382
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2024	740,000	767,334
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	372,391
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	693,878
51

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	$790,000	$796,341
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	731,490
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	760,284
Quincy, MA, General Obligation Purpose Loan, ”A“, 5%, 6/01/2047	1,000,000	1,168,259
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2038	675,000	776,957
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2039	740,000	849,250
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2040	785,000	893,426
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2041	620,000	700,584
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2042	600,000	673,565
State of California, Various Purpose General Obligation, 4%, 3/01/2036	1,410,000	1,488,672
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	309,803
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	281,082
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	950,000	916,232
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	595,000	568,104
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,901,080
		$83,128,113
General Obligations - Schools – 1.0%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$1,270,000	$1,072,029
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,290,223
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,544,994
		$3,907,246
Healthcare Revenue - Hospitals – 13.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), ”A“, 5%, 8/15/2051	$2,405,000	$2,612,893
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	1,960,000	1,916,598
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,653,939
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	2,014,350
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2048	3,615,000	3,723,523
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2036	635,000	694,424
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2037	850,000	922,382
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2038	700,000	756,480
Massachusetts Development Finance Agency Rev. (Boston Medical Center), ”G“, 5.25%, 7/01/2048	2,000,000	2,138,500
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,049,298
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,081,346
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,075,683
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,034,026
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,752,011
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2030	100,000	111,334
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2031	125,000	139,024
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2032	175,000	193,737
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2033	150,000	165,563
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	437,703
Massachusetts Development Finance Agency Rev. (Lahey Health System), ”F“, 5%, 8/15/2030	2,000,000	2,103,186
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	1,001,224
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	916,502
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,810,000	1,871,521
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,537,007
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	1,500,000	1,486,076
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	700,000	756,449
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,340,961
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	1,899,821
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	2,057,771
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	1,010,032
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	1,788,890
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	1,985,815
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 5%, 10/01/2034	450,000	499,941
52

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	$4,150,000	$4,014,098
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2043	2,855,000	2,985,696
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	2,120,000	2,005,589
		$53,733,393
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,024,405
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	450,612	45,061
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	429,763
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	534,819
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	473,739
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	711,120
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	252,005
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,261,495
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,021,582
		$5,753,989
Industrial Revenue - Environmental Services – 0.5%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 0.7%, 12/01/2044 (Put Date 12/01/2023)	$2,000,000	$1,958,910
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$402,372
Miscellaneous Revenue - Other – 4.4%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), ”A“, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$2,535,000	$2,535,621
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), ”A“, 5%, 6/15/2024	6,000,000	6,178,645
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,085,243
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,082,128
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,065,261
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,000,000	1,059,988
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	2,000,000	2,109,840
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	140,000	142,691
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	950,000	912,351
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,544,960
		$17,716,728
Multi-Family Housing Revenue – 4.4%
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	$1,790,000	$1,796,347
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	958,929
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	1,868,570
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,035,791
Massachusetts Housing Finance Agency, ”C-1“, HUD Section 8, 5.125%, 12/01/2057	3,000,000	3,145,688
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	3,000,000	3,009,289
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	853,317
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,623,638
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,426,117
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,190,888
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	1,113,706	1,102,719
		$18,011,293
Sales & Excise Tax Revenue – 5.0%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$25,000	$26,631
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	20,000	21,363
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	26,868
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	255,000	230,561
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	275,000	301,961
53

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2039	$55,000	$54,515
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	2,590,000	2,669,105
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,172,616
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,445,554
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,312,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	68,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	239,000	218,614
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	2,053,000	1,933,252
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	597,000	543,299
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	232,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	4,413
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	2,179,000	1,977,759
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	8,000	7,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	96,127
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	16,385
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	706,422
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	606,801
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,912,000	761,022
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	585,000	444,600
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	273,600
		$20,152,565
Secondary Schools – 1.7%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$903,751
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	290,000	254,068
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	969,691
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	522,346
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,060,179
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,011,347
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), ”A“, 3.5%, 7/01/2044	265,000	243,495
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,030,211
		$6,995,088
Single Family Housing - State – 2.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$630,000	$631,795
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	359,476
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	467,578
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	2,390,000	2,414,366
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	350,193
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	935,000	911,851
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”225“, 5.5%, 12/01/2052	4,000,000	4,329,872
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,479,084
		$10,944,215
State & Local Agencies – 0.5%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$75,000	$81,765
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	65,266
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	32,512
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	665,000	702,247
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	275,493
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	761,363
		$1,918,646
Student Loan Revenue – 4.5%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$1,524,949
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,430,789
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	3,000,000	2,563,980
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	$2,250,000	$2,004,222
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	3,408,930
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	345,000	332,548
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, ”B“, 5%, 7/01/2031	1,000,000	1,123,252
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,385,609
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 4.125%, 7/01/2052	3,000,000	2,546,601
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	152,658
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	1,710,000	1,720,200
		$18,193,738
Tax - Other – 0.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$255,000	$261,247
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	595,000	647,820
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	225,000	231,352
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	120,000	122,528
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	370,000	365,002
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	196,348
		$1,824,297
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,378
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	32,333
		$56,711
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	$1,485,000	$1,340,846
Toll Roads – 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,110,320
Massachusetts Department of Transportation, Metropolitan Highway System Rev., ”A-2“, VRDN, 2.12%, 1/01/2037	3,000,000	3,000,000
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,384,132
		$7,494,452
Transportation - Special Tax – 2.5%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$3,031,420
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,187,009
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), ”B“, 5%, 6/01/2052	3,000,000	3,296,123
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	225,000	240,190
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	446,764
		$10,201,506
Universities - Colleges – 18.4%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), ”M“, 3%, 7/01/2047	$2,830,000	$2,088,069
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	605,000	658,216
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	2,875,406
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,036,841
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	886,300
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	658,128
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	357,128
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,932,607
Massachusetts Development Finance Agency Refunding Rev. (Wellesley College), ”M“, 4%, 7/01/2036	1,985,000	2,092,174
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,552,632
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	905,042
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	2,882,054
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	734,056
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,860,058
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,039,297
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,014,445
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	$1,375,000	$1,179,469
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	204,422
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,255,298
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	992,120
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,248,723
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2042	475,000	415,668
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2050	1,825,000	1,494,586
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,251,820
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	1,792,098
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,112,339
Massachusetts Development Finance Agency Rev. (Simmons University), ”M“, 5%, 10/01/2045	725,000	743,799
Massachusetts Development Finance Agency Rev. (Simmons Unversity), ”H“, SYNCORA, 5.25%, 10/01/2026	1,850,000	1,916,569
Massachusetts Development Finance Agency Rev. (Springfield College), ”A“, 4%, 6/01/2056	3,000,000	2,404,867
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	900,492
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,211,837
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,997,673
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,129,201
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,739,951
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	925,724
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,012,823
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,441,350
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,955,530
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,136,378
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), ”A“, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,470,436
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,600,000	2,440,774
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	290,000	286,004
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,071
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,192
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	478,368
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2037	1,000,000	1,110,628
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,609,906
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,293,142
		$74,889,711
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$205,479
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	240,926
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	24,500
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	220,500
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	357,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	570,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	89,375
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	45,663
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	21,525
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	213,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	105,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	96,019
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	17,813
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	296,725
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	220,000	220,922
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	35,015
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	21,075
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	45,662
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	136,500
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	156,750
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	$75,000	$53,437
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	163,875
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	131,100
		$3,468,611
Utilities - Other – 2.6%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,065,000	$2,178,135
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	1,165,000	1,147,848
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,250,000	2,302,824
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,348,260
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,078,953
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	1,610,000	1,667,903
		$10,723,923
Water & Sewer Utility Revenue – 2.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	$455,000	$462,221
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,401,904
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,440,457
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,517,821
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,145
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	2,927,298
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	699,595
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	1,988,697
		$11,513,138
Total Municipal Bonds (Identified Cost, $402,886,687)		$391,788,978
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$509,941
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	312,443
Total Bonds (Identified Cost, $959,601)		$822,384
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $398,415)	$680,313	$295,936
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $8,410,557)	8,409,810	$8,411,492
Other Assets, Less Liabilities – 1.2%		4,881,056
Net Assets – 100.0%		$406,199,846
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,420,478	$67,838,165
Arkansas Fund	2,404,434	143,578,743
California Fund	9,269,803	483,360,674
Georgia Fund	2,287,590	102,908,212
Maryland Fund	2,575,767	125,447,529
Massachusetts Fund	8,411,492	392,907,298
57

Portfolio of Investments – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,484,898	2.1%
Arkansas Fund	1,703,481	1.1%
California Fund	68,409,667	13.8%
Georgia Fund	1,968,061	1.9%
Maryland Fund	2,715,403	2.1%
Massachusetts Fund	9,318,314	2.3%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
Alabama Fund
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), ”A“, 6%, 5/01/2040	6/10/2020	$300,000	$225,000
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
58

Financial Statements
Statements of Assets and Liabilities
At 3/31/23
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $70,625,987, $148,892,896, and $498,079,494, respectively)	$67,838,165	$143,578,743	$483,360,674
Investments in affiliated issuers, at value (identified cost, $1,420,197, $2,404,141, and $9,268,155, respectively)	1,420,478	2,404,434	9,269,803
Receivables for
Investments sold	—	—	30,000
Fund shares sold	57,130	680,858	585,564
Interest	726,183	1,881,569	5,464,747
Receivable from investment adviser	6,839	3,213	—
Other assets	366	637	1,501
Total assets	$70,049,161	$148,549,454	$498,712,289
Liabilities
Payables for
Distributions	$25,446	$21,225	$161,471
Fund shares reacquired	239,571	137,221	570,997
When-issued investments purchased	—	—	2,674,145
Payable to affiliates
Investment adviser	—	—	11,803
Administrative services fee	112	176	459
Shareholder servicing costs	14,774	23,562	96,834
Distribution and service fees	637	693	2,274
Payable for independent Trustees' compensation	17	17	3,941
Accrued expenses and other liabilities	75,891	79,274	98,369
Total liabilities	$356,448	$262,168	$3,620,293
Net assets	$69,692,713	$148,287,286	$495,091,996
Net assets consist of
Paid-in capital	$76,940,312	$161,665,051	$534,244,782
Total distributable earnings (loss)	(7,247,599)	(13,377,765)	(39,152,786)
Net assets	$69,692,713	$148,287,286	$495,091,996
59

Statements of Assets and Liabilities – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$46,256,005	$124,509,002	$303,140,527
Class B	59,119	294,592	246,931
Class C	—	—	11,376,924
Class I	20,063,747	18,193,583	124,322,798
Class R6	3,313,842	5,290,109	56,004,816
Total net assets	$69,692,713	$148,287,286	$495,091,996
Shares of beneficial interest outstanding
Class A	4,915,536	13,654,750	54,814,911
Class B	6,281	32,278	44,629
Class C	—	—	2,050,428
Class I	2,237,252	2,009,841	13,810,367
Class R6	369,492	584,449	6,225,495
Total shares of beneficial interest outstanding	7,528,561	16,281,318	76,945,830
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.41	$9.12	$5.53
Offering price per share (100 / 95.75 x net asset value per share)	$9.83	$9.52	$5.78
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.41	$9.13	$5.53
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.55
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.97	$9.05	$9.00
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.97	$9.05	$9.00
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
60

Statements of Assets and Liabilities – continued
At 3/31/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $105,963,090, $128,027,522, and $404,244,703, respectively)	$102,908,212	$125,447,529	$392,907,298
Investments in affiliated issuers, at value (identified cost, $2,287,184, $2,575,219, and $8,410,557, respectively)	2,287,590	2,575,767	8,411,492
Receivables for
Investments sold	10,000	50,000	344,700
Fund shares sold	181,184	137,310	140,358
Interest	1,198,040	1,481,366	5,249,566
Receivable from investment adviser	1,023	12,251	2,967
Other assets	535	613	1,443
Total assets	$106,586,584	$129,704,836	$407,057,824
Liabilities
Payables for
Distributions	$18,312	$33,295	$109,112
Fund shares reacquired	221,320	656,420	558,960
When-issued investments purchased	1,125,370	—	—
Payable to affiliates
Administrative services fee	141	161	387
Shareholder servicing costs	14,426	28,879	92,593
Distribution and service fees	1,092	1,254	3,381
Payable for independent Trustees' compensation	6	2,379	2,379
Accrued expenses and other liabilities	78,663	77,056	91,166
Total liabilities	$1,459,330	$799,444	$857,978
Net assets	$105,127,254	$128,905,392	$406,199,846
Net assets consist of
Paid-in capital	$114,726,984	$136,795,368	$434,876,659
Total distributable earnings (loss)	(9,599,730)	(7,889,976)	(28,676,813)
Net assets	$105,127,254	$128,905,392	$406,199,846
61

Statements of Assets and Liabilities – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$80,018,010	$92,969,517	$246,508,825
Class B	30,478	256,726	266,779
Class I	12,077,443	27,697,079	150,098,563
Class R6	13,001,323	7,982,070	9,325,679
Total net assets	$105,127,254	$128,905,392	$406,199,846
Shares of beneficial interest outstanding
Class A	7,987,429	9,301,599	24,247,019
Class B	3,030	25,698	26,196
Class I	1,329,610	3,071,850	16,868,025
Class R6	1,430,581	885,122	1,047,354
Total shares of beneficial interest outstanding	10,750,650	13,284,269	42,188,594
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.02	$10.00	$10.17
Offering price per share (100 / 95.75 x net asset value per share)	$10.46	$10.44	$10.62
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.06	$9.99	$10.18
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.08	$9.02	$8.90
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.09	$9.02	$8.90
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
62

Financial Statements
Statements of Operations
Year ended 3/31/23
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$2,483,209	$5,053,460	$18,143,498
Dividends from affiliated issuers	49,888	59,971	322,373
Other	—	239	2,610
Total investment income	$2,533,097	$5,113,670	$18,468,481
Expenses
Management fee	$353,372	$693,560	$2,254,695
Distribution and service fees	125,499	308,379	899,039
Shareholder servicing costs	57,668	114,649	373,696
Administrative services fee	22,075	34,039	89,047
Independent Trustees' compensation	3,478	4,671	10,461
Custodian fee	22,993	30,598	74,273
Shareholder communications	7,676	9,809	16,079
Audit and tax fees	63,808	63,812	63,829
Legal fees	4,753	3,487	14,443
Registration fees	61,371	61,892	77,440
Miscellaneous	27,457	28,526	35,683
Total expenses	$750,150	$1,353,422	$3,908,685
Fees paid indirectly	(179)	(41)	(370)
Reduction of expenses by investment adviser and distributor	(117,157)	(306,363)	(527,724)
Net expenses	$632,814	$1,047,018	$3,380,591
Net investment income (loss)	$1,900,283	$4,066,652	$15,087,890
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,251,357)	$(2,957,578)	$(17,304,521)
Affiliated issuers	(308)	(669)	(3,581)
Net realized gain (loss)	$(3,251,665)	$(2,958,247)	$(17,308,102)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,589,065)	$(4,537,295)	$(15,380,101)
Affiliated issuers	253	293	1,636
Net unrealized gain (loss)	$(1,588,812)	$(4,537,002)	$(15,378,465)
Net realized and unrealized gain (loss)	$(4,840,477)	$(7,495,249)	$(32,686,567)
Change in net assets from operations	$(2,940,194)	$(3,428,597)	$(17,598,677)
See Notes to Financial Statements
63

Statements of Operations – continued
Year ended 3/31/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$3,551,852	$3,881,262	$12,841,056
Dividends from affiliated issuers	60,579	103,535	362,346
Other	318	384	18,161
Total investment income	$3,612,749	$3,985,181	$13,221,563
Expenses
Management fee	$510,804	$536,381	$1,832,275
Distribution and service fees	212,543	212,269	592,989
Shareholder servicing costs	57,380	93,190	326,644
Administrative services fee	27,644	28,331	74,032
Independent Trustees' compensation	4,028	4,320	8,769
Custodian fee	29,863	26,404	55,854
Shareholder communications	9,135	8,941	14,157
Audit and tax fees	63,810	63,809	63,821
Legal fees	5,926	9,818	26,001
Registration fees	59,841	63,478	64,898
Miscellaneous	28,333	28,284	32,266
Total expenses	$1,009,307	$1,075,225	$3,091,706
Fees paid indirectly	(32)	(71)	(163)
Reduction of expenses by investment adviser and distributor	(66,485)	(176,288)	(143,836)
Net expenses	$942,790	$898,866	$2,947,707
Net investment income (loss)	$2,669,959	$3,086,315	$10,273,856
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,547,598)	$(3,054,369)	$(9,628,122)
Affiliated issuers	(641)	188	(1,463)
Net realized gain (loss)	$(4,548,239)	$(3,054,181)	$(9,629,585)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,275,758)	$(1,132,625)	$(8,712,158)
Affiliated issuers	406	548	893
Net unrealized gain (loss)	$(1,275,352)	$(1,132,077)	$(8,711,265)
Net realized and unrealized gain (loss)	$(5,823,591)	$(4,186,258)	$(18,340,850)
Change in net assets from operations	$(3,153,632)	$(1,099,943)	$(8,066,994)
See Notes to Financial Statements
64

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,900,283	$4,066,652	$15,087,890
Net realized gain (loss)	(3,251,665)	(2,958,247)	(17,308,102)
Net unrealized gain (loss)	(1,588,812)	(4,537,002)	(15,378,465)
Change in net assets from operations	$(2,940,194)	$(3,428,597)	$(17,598,677)
Total distributions to shareholders	$(1,949,555)	$(4,258,041)	$(15,555,001)
Change in net assets from fund share transactions	$(23,021,418)	$(14,864,563)	$(58,558,889)
Total change in net assets	$(27,911,167)	$(22,551,201)	$(91,712,567)
Net assets
At beginning of period	97,603,880	170,838,487	586,804,563
At end of period	$69,692,713	$148,287,286	$495,091,996
Year ended 3/31/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,669,959	$3,086,315	$10,273,856
Net realized gain (loss)	(4,548,239)	(3,054,181)	(9,629,585)
Net unrealized gain (loss)	(1,275,352)	(1,132,077)	(8,711,265)
Change in net assets from operations	$(3,153,632)	$(1,099,943)	$(8,066,994)
Total distributions to shareholders	$(2,729,363)	$(3,232,520)	$(11,284,840)
Change in net assets from fund share transactions	$(23,998,632)	$15,517,451	$18,426,365
Total change in net assets	$(29,881,627)	$11,184,988	$(925,469)
Net assets
At beginning of period	135,008,881	117,720,404	407,125,315
At end of period	$105,127,254	$128,905,392	$406,199,846
See Notes to Financial Statements
65

Statements of Changes in Net Assets – continued
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,632,871	$3,915,968	$14,150,263
Net realized gain (loss)	82,689	494,619	(820,828)
Net unrealized gain (loss)	(5,869,181)	(10,066,177)	(38,175,575)
Change in net assets from operations	$(4,153,621)	$(5,655,590)	$(24,846,140)
Total distributions to shareholders	$(1,629,906)	$(3,863,922)	$(14,043,491)
Change in net assets from fund share transactions	$8,228,708	$7,421,076	$9,092,065
Total change in net assets	$2,445,181	$(2,098,436)	$(29,797,566)
Net assets
At beginning of period	95,158,699	172,936,923	616,602,129
At end of period	$97,603,880	$170,838,487	$586,804,563
Year ended 3/31/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,330,447	$2,277,072	$8,127,699
Net realized gain (loss)	116,394	208,350	770,249
Net unrealized gain (loss)	(8,356,936)	(6,759,752)	(24,990,091)
Change in net assets from operations	$(5,910,095)	$(4,274,330)	$(16,092,143)
Total distributions to shareholders	$(2,293,807)	$(2,277,860)	$(7,975,575)
Change in net assets from fund share transactions	$1,833,644	$8,493,798	$36,270,055
Total change in net assets	$(6,370,258)	$1,941,608	$12,202,337
Net assets
At beginning of period	141,379,139	115,778,796	394,922,978
At end of period	$135,008,881	$117,720,404	$407,125,315
See Notes to Financial Statements
66

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.89	$10.46	$10.18	$10.15	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.16	$0.22	$0.27	$0.36
Net realized and unrealized gain (loss)	(0.47)	(0.57)	0.28	0.02	0.09
Total from investment operations	$(0.25)	$(0.41)	$0.50	$0.29	$0.45
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.16)	$(0.22)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$9.41	$9.89	$10.46	$10.18	$10.15
Total return (%) (r)(s)(t)(x)	(2.52)	(4.00)	4.91	2.89	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	0.99	1.01	1.04	1.09
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.33	1.52	2.07	2.56	3.60
Portfolio turnover	30	10	25	30	19
Net assets at end of period (000 omitted)	$46,256	$62,260	$61,257	$53,321	$51,280
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.90	$10.47	$10.18	$10.15	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.08	$0.15	$0.19	$0.28
Net realized and unrealized gain (loss)	(0.48)	(0.57)	0.28	0.03	0.10
Total from investment operations	$(0.33)	$(0.49)	$0.43	$0.22	$0.38
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.08)	$(0.14)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$9.41	$9.90	$10.47	$10.18	$10.15
Total return (%) (r)(s)(t)(x)	(3.35)	(4.71)	4.24	2.13	3.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	1.74	1.77	1.80	1.84
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	1.60	0.77	1.44	1.86	2.85
Portfolio turnover	30	10	25	30	19
Net assets at end of period (000 omitted)	$59	$61	$64	$176	$250
See Notes to Financial Statements
67

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.43	$9.97	$9.70	$9.67	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.23	$0.27	$0.37
Net realized and unrealized gain (loss)	(0.45)	(0.54)	0.27	0.04	0.08
Total from investment operations	$(0.22)	$(0.36)	$0.50	$0.31	$0.45
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.23)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$8.97	$9.43	$9.97	$9.70	$9.67
Total return (%) (r)(s)(t)(x)	(2.31)	(3.73)	5.21	3.15	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.74	0.76	0.79	0.84
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.57	1.77	2.31	2.77	3.85
Portfolio turnover	30	10	25	30	19
Net assets at end of period (000 omitted)	$20,064	$30,262	$29,971	$22,796	$11,490
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.43	$9.97	$9.70	$9.67	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.18	$0.23	$0.28	$0.37
Net realized and unrealized gain (loss)	(0.46)	(0.54)	0.28	0.03	0.09
Total from investment operations	$(0.22)	$(0.36)	$0.51	$0.31	$0.46
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.24)	$(0.28)	$(0.34)
Net asset value, end of period (x)	$8.97	$9.43	$9.97	$9.70	$9.67
Total return (%) (r)(s)(t)(x)	(2.24)	(3.66)	5.28	3.23	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.67	0.69	0.71	0.77
Expenses after expense reductions (f)	0.58	0.58	0.58	0.57	0.58
Net investment income (loss)	2.63	1.83	2.35	2.85	3.92
Portfolio turnover	30	10	25	30	19
Net assets at end of period (000 omitted)	$3,314	$5,020	$3,867	$2,100	$1,242
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
68

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.54	$10.07	$9.75	$9.80	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.25	$0.27	$0.33
Net realized and unrealized gain (loss)	(0.41)	(0.54)	0.32	(0.05)	0.12
Total from investment operations	$(0.17)	$(0.32)	$0.57	$0.22	$0.45
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.21)	$(0.25)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$9.12	$9.54	$10.07	$9.75	$9.80
Total return (%) (r)(s)(t)(x)	(1.73)	(3.22)	5.85	2.27	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.91	0.91	0.92	0.93
Expenses after expense reductions (f)	0.70	0.71	0.75	0.76	0.77
Net investment income (loss)	2.63	2.15	2.47	2.77	3.40
Portfolio turnover	26	17	22	20	14
Net assets at end of period (000 omitted)	$124,509	$128,341	$133,754	$123,979	$121,888
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.55	$10.08	$9.76	$9.81	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.14	$0.18	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.41)	(0.53)	0.31	(0.05)	0.13
Total from investment operations	$(0.24)	$(0.39)	$0.49	$0.15	$0.38
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.17)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$9.13	$9.55	$10.08	$9.76	$9.81
Total return (%) (r)(s)(t)(x)	(2.46)	(3.94)	5.07	1.51	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.66	1.66	1.67	1.68
Expenses after expense reductions (f)	1.45	1.46	1.50	1.51	1.52
Net investment income (loss)	1.87	1.41	1.79	2.03	2.64
Portfolio turnover	26	17	22	20	14
Net assets at end of period (000 omitted)	$295	$480	$610	$1,587	$2,477
See Notes to Financial Statements
69

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.47	$9.99	$9.68	$9.73	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.25	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.40)	(0.52)	0.31	(0.05)	0.13
Total from investment operations	$(0.16)	$(0.30)	$0.56	$0.23	$0.46
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.25)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$9.05	$9.47	$9.99	$9.68	$9.73
Total return (%) (r)(s)(t)(x)	(1.67)	(3.07)	5.88	2.36	4.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.66	0.66	0.67	0.68
Expenses after expense reductions (f)	0.60	0.61	0.65	0.66	0.67
Net investment income (loss)	2.68	2.25	2.56	2.86	3.49
Portfolio turnover	26	17	22	20	14
Net assets at end of period (000 omitted)	$18,194	$36,162	$34,603	$29,078	$26,586
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.47	$9.99	$9.68	$9.73	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.26	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.41)	(0.52)	0.31	(0.05)	0.11
Total from investment operations	$(0.16)	$(0.29)	$0.57	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.26)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$9.05	$9.47	$9.99	$9.68	$9.73
Total return (%) (r)(s)(t)(x)	(1.60)	(3.00)	5.95	2.44	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.58	0.58	0.59	0.60
Expenses after expense reductions (f)	0.53	0.54	0.57	0.58	0.59
Net investment income (loss)	2.79	2.31	2.58	2.92	3.58
Portfolio turnover	26	17	22	20	14
Net assets at end of period (000 omitted)	$5,290	$5,856	$3,971	$1,538	$954
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
70

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.24	$5.97	$6.04	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.14	$0.15	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.34)	(0.37)	0.28	(0.07)	0.08
Total from investment operations	$(0.17)	$(0.23)	$0.43	$0.11	$0.30
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.14)	$(0.16)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$5.53	$5.87	$6.24	$5.97	$6.04
Total return (%) (r)(s)(t)(x)	(2.83)	(3.82)	7.24	1.76	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.84	0.84	0.86	0.87
Expenses after expense reductions (f)	0.70	0.68	0.68	0.70	0.71
Net investment income (loss)	3.00	2.22	2.50	2.94	3.76
Portfolio turnover	36	25	31	22	15
Net assets at end of period (000 omitted)	$303,141	$362,465	$396,643	$374,941	$299,882
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.24	$5.97	$6.04	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.09	$0.11	$0.14	$0.18
Net realized and unrealized gain (loss)	(0.33)	(0.37)	0.27	(0.08)	0.08
Total from investment operations	$(0.21)	$(0.28)	$0.38	$0.06	$0.26
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)	$(0.11)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.53	$5.87	$6.24	$5.97	$6.04
Total return (%) (r)(s)(t)(x)	(3.55)	(4.54)	6.45	1.00	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.45	1.43	1.43	1.45	1.46
Net investment income (loss)	2.23	1.48	1.78	2.22	3.01
Portfolio turnover	36	25	31	22	15
Net assets at end of period (000 omitted)	$247	$451	$627	$1,033	$1,506
See Notes to Financial Statements
71

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.88	$6.26	$5.99	$6.06	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.08	$0.10	$0.13	$0.17
Net realized and unrealized gain (loss)	(0.33)	(0.38)	0.27	(0.08)	0.08
Total from investment operations	$(0.21)	$(0.30)	$0.37	$0.05	$0.25
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(0.10)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.55	$5.88	$6.26	$5.99	$6.06
Total return (%) (r)(s)(t)(x)	(3.51)	(4.83)	6.27	0.85	4.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.60	1.58	1.58	1.60	1.61
Net investment income (loss)	2.08	1.33	1.62	2.05	2.86
Portfolio turnover	36	25	31	22	15
Net assets at end of period (000 omitted)	$11,377	$16,767	$21,410	$25,552	$22,786
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.55	$10.16	$9.71	$9.83	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.24	$0.26	$0.31	$0.37
Net realized and unrealized gain (loss)	(0.54)	(0.61)	0.46	(0.13)	0.13
Total from investment operations	$(0.26)	$(0.37)	$0.72	$0.18	$0.50
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.27)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$9.00	$9.55	$10.16	$9.71	$9.83
Total return (%) (r)(s)(t)(x)	(2.70)	(3.80)	7.46	1.79	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.59	0.59	0.61	0.62
Expenses after expense reductions (f)	0.59	0.58	0.58	0.60	0.61
Net investment income (loss)	3.08	2.32	2.60	3.04	3.85
Portfolio turnover	36	25	31	22	15
Net assets at end of period (000 omitted)	$124,323	$153,882	$157,366	$128,914	$79,276
See Notes to Financial Statements
72

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.54	$10.16	$9.71	$9.82	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.27	$0.31	$0.38
Net realized and unrealized gain (loss)	(0.54)	(0.62)	0.45	(0.11)	0.12
Total from investment operations	$(0.25)	$(0.38)	$0.72	$0.20	$0.50
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.27)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$9.00	$9.54	$10.16	$9.71	$9.82
Total return (%) (r)(s)(t)(x)	(2.52)	(3.83)	7.54	1.97	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.52	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52	0.50	0.51	0.52	0.53
Net investment income (loss)	3.18	2.39	2.66	3.10	3.92
Portfolio turnover	36	25	31	22	15
Net assets at end of period (000 omitted)	$56,005	$53,240	$40,556	$28,396	$12,773
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.45	$11.06	$10.70	$10.73	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.17	$0.21	$0.26	$0.36
Net realized and unrealized gain (loss)	(0.43)	(0.61)	0.36	(0.02)	0.11
Total from investment operations	$(0.20)	$(0.44)	$0.57	$0.24	$0.47
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.17)	$(0.21)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$10.02	$10.45	$11.06	$10.70	$10.73
Total return (%) (r)(s)(t)(x)	(1.82)	(4.08)	5.38	2.17	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.91	0.92	0.95	1.02
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.29	1.53	1.94	2.39	3.41
Portfolio turnover	30	12	22	28	14
Net assets at end of period (000 omitted)	$80,018	$99,895	$108,346	$95,352	$70,456
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.48	$11.10	$10.74	$10.77	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.09	$0.14	$0.19	$0.28
Net realized and unrealized gain (loss)	(0.41)	(0.63)	0.35	(0.03)	0.11
Total from investment operations	$(0.26)	$(0.54)	$0.49	$0.16	$0.39
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.08)	$(0.13)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$10.06	$10.48	$11.10	$10.74	$10.77
Total return (%) (r)(s)(t)(x)	(2.45)	(4.87)	4.61	1.44	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	1.66	1.68	1.71	1.77
Expenses after expense reductions (f)	1.65	1.65	1.63	1.63	1.65
Net investment income (loss)	1.52	0.77	1.29	1.72	2.67
Portfolio turnover	30	12	22	28	14
Net assets at end of period (000 omitted)	$30	$40	$66	$261	$399
See Notes to Financial Statements
74

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.47	$10.03	$9.70	$9.73	$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.21	$0.26	$0.35
Net realized and unrealized gain (loss)	(0.39)	(0.56)	0.34	(0.02)	0.09
Total from investment operations	$(0.16)	$(0.38)	$0.55	$0.24	$0.44
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.22)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$9.08	$9.47	$10.03	$9.70	$9.73
Total return (%) (r)(s)(t)(x)	(1.58)	(3.91)	5.68	2.39	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.66	0.67	0.70	0.77
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.54	1.78	2.16	2.64	3.65
Portfolio turnover	30	12	22	28	14
Net assets at end of period (000 omitted)	$12,077	$14,154	$15,012	$9,345	$7,834
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.48	$10.03	$9.70	$9.73	$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.22	$0.27	$0.36
Net realized and unrealized gain (loss)	(0.38)	(0.55)	0.33	(0.03)	0.09
Total from investment operations	$(0.15)	$(0.37)	$0.55	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.22)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$9.09	$9.48	$10.03	$9.70	$9.73
Total return (%) (r)(s)(t)(x)	(1.52)	(3.76)	5.72	2.44	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.62	0.62	0.65	0.70
Expenses after expense reductions (f)	0.60	0.60	0.60	0.60	0.59
Net investment income (loss)	2.55	1.82	2.20	2.68	3.72
Portfolio turnover	30	12	22	28	14
Net assets at end of period (000 omitted)	$13,001	$20,920	$17,956	$11,022	$7,371
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
75

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.47	$11.04	$10.62	$10.76	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.20	$0.26	$0.31	$0.40
Net realized and unrealized gain (loss)	(0.46)	(0.57)	0.42	(0.14)	0.06
Total from investment operations	$(0.21)	$(0.37)	$0.68	$0.17	$0.46
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.26)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$10.00	$10.47	$11.04	$10.62	$10.76
Total return (%) (r)(s)(t)(x)	(1.96)	(3.45)	6.51	1.57	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.97	0.98	0.99	1.01
Expenses after expense reductions (f)	0.83	0.83	0.83	0.82	0.82
Net investment income (loss)	2.52	1.79	2.42	2.85	3.77
Portfolio turnover	41	16	27	27	14
Net assets at end of period (000 omitted)	$92,970	$80,515	$82,725	$83,852	$75,215
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.47	$11.04	$10.62	$10.75	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.12	$0.18	$0.23	$0.32
Net realized and unrealized gain (loss)	(0.46)	(0.57)	0.42	(0.13)	0.05
Total from investment operations	$(0.29)	$(0.45)	$0.60	$0.10	$0.37
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.18)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$9.99	$10.47	$11.04	$10.62	$10.75
Total return (%) (r)(s)(t)(x)	(2.78)	(4.17)	5.71	0.91	3.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.72	1.73	1.74	1.76
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	1.70	1.04	1.69	2.12	3.01
Portfolio turnover	41	16	27	27	14
Net assets at end of period (000 omitted)	$257	$576	$656	$1,040	$1,217
See Notes to Financial Statements
76

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.45	$9.96	$9.58	$9.70	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.20	$0.26	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.42)	(0.51)	0.38	(0.11)	0.05
Total from investment operations	$(0.17)	$(0.31)	$0.64	$0.19	$0.43
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.26)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$9.02	$9.45	$9.96	$9.58	$9.70
Total return (%) (r)(s)(t)(x)	(1.77)	(3.17)	6.78	1.88	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.72	0.73	0.74	0.76
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	2.74	2.03	2.64	3.07	4.01
Portfolio turnover	41	16	27	27	14
Net assets at end of period (000 omitted)	$27,697	$27,736	$26,243	$18,140	$11,831
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.45	$9.96	$9.58	$9.70	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.21	$0.26	$0.30	$0.39
Net realized and unrealized gain (loss)	(0.42)	(0.51)	0.39	(0.11)	0.05
Total from investment operations	$(0.17)	$(0.30)	$0.65	$0.19	$0.44
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.21)	$(0.27)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$9.02	$9.45	$9.96	$9.58	$9.70
Total return (%) (r)(s)(t)(x)	(1.70)	(3.10)	6.84	1.93	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.65	0.66	0.68	0.70
Expenses after expense reductions (f)	0.51	0.51	0.52	0.52	0.52
Net investment income (loss)	2.80	2.09	2.67	3.10	4.07
Portfolio turnover	41	16	27	27	14
Net assets at end of period (000 omitted)	$7,982	$8,893	$6,155	$2,837	$1,315
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
77

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.67	$11.30	$10.90	$11.04	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.27	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.47)	(0.63)	0.39	(0.15)	0.09
Total from investment operations	$(0.23)	$(0.42)	$0.66	$0.18	$0.50
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.21)	$(0.26)	$(0.32)	$(0.36)
Net asset value, end of period (x)	$10.17	$10.67	$11.30	$10.90	$11.04
Total return (%) (r)(s)(t)(x)	(2.11)	(3.83)	6.16	1.61	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.86	0.86	0.87	0.88
Expenses after expense reductions (f)	0.83	0.85	0.84	0.83	0.85
Net investment income (loss)	2.42	1.87	2.39	2.91	3.75
Portfolio turnover	36	17	26	29	13
Net assets at end of period (000 omitted)	$246,509	$216,458	$216,177	$226,471	$207,565
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.69	$11.32	$10.92	$11.06	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.13	$0.19	$0.25	$0.32
Net realized and unrealized gain (loss)	(0.49)	(0.64)	0.39	(0.15)	0.10
Total from investment operations	$(0.32)	$(0.51)	$0.58	$0.10	$0.42
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.18	$10.69	$11.32	$10.92	$11.06
Total return (%) (r)(s)(t)(x)	(2.91)	(4.54)	5.36	0.84	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.61	1.61	1.62	1.63
Expenses after expense reductions (f)	1.58	1.60	1.60	1.60	1.62
Net investment income (loss)	1.68	1.12	1.67	2.19	2.98
Portfolio turnover	36	17	26	29	13
Net assets at end of period (000 omitted)	$267	$347	$470	$1,081	$1,664
See Notes to Financial Statements
78

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$9.89	$9.54	$9.66	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.25	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.42)	(0.55)	0.36	(0.12)	0.08
Total from investment operations	$(0.18)	$(0.34)	$0.61	$0.18	$0.46
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.21)	$(0.26)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$8.90	$9.34	$9.89	$9.54	$9.66
Total return (%) (r)(s)(t)(x)	(1.89)	(3.58)	6.41	1.86	4.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.61	0.61	0.62	0.63
Expenses after expense reductions (f)	0.58	0.60	0.60	0.60	0.62
Net investment income (loss)	2.67	2.11	2.60	3.10	3.98
Portfolio turnover	36	17	26	29	13
Net assets at end of period (000 omitted)	$150,099	$179,551	$168,647	$124,875	$68,669
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$9.90	$9.55	$9.67	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.26	$0.31	$0.38
Net realized and unrealized gain (loss)	(0.41)	(0.57)	0.35	(0.12)	0.10
Total from investment operations	$(0.17)	$(0.35)	$0.61	$0.19	$0.48
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.21)	$(0.26)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$8.90	$9.34	$9.90	$9.55	$9.67
Total return (%) (r)(s)(t)(x)	(1.81)	(3.60)	6.48	1.93	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.54	0.54	0.55	0.56
Expenses after expense reductions (f)	0.51	0.52	0.53	0.53	0.55
Net investment income (loss)	2.76	2.18	2.67	3.15	4.05
Portfolio turnover	36	17	26	29	13
Net assets at end of period (000 omitted)	$9,326	$10,769	$9,628	$6,636	$3,176
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Notes to Financial Statements
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies
80

Notes to Financial Statements  - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$67,666,724	$—	$67,666,724
U.S. Corporate Bonds	—	171,441	—	171,441
Mutual Funds	1,420,478	—	—	1,420,478
Total	$1,420,478	$67,838,165	$—	$69,258,643
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$143,233,523	$—	$143,233,523
U.S. Corporate Bonds	—	345,220	—	345,220
Mutual Funds	2,404,434	—	—	2,404,434
Total	$2,404,434	$143,578,743	$—	$145,983,177
California Fund
Financial Instruments
Municipal Bonds	$—	$482,074,291	$—	$482,074,291
U.S. Corporate Bonds	—	1,286,383	—	1,286,383
Mutual Funds	9,269,803	—	—	9,269,803
Total	$9,269,803	$483,360,674	$—	$492,630,477
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$102,625,014	$—	$102,625,014
U.S. Corporate Bonds	—	283,198	—	283,198
Mutual Funds	2,287,590	—	—	2,287,590
Total	$2,287,590	$102,908,212	$—	$105,195,802
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$125,198,562	$—	$125,198,562
U.S. Corporate Bonds	—	248,967	—	248,967
Mutual Funds	2,575,767	—	—	2,575,767
Total	$2,575,767	$125,447,529	$—	$128,023,296
81

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$392,084,914	$—	$392,084,914
U.S. Corporate Bonds	—	822,384	—	822,384
Mutual Funds	8,411,492	—	—	8,411,492
Total	$8,411,492	$392,907,298	$—	$401,318,790
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2023, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
82

Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$52,208	$148,830	$502,450	$52,176	$137,919	$318,834
Tax-exempt income	1,897,347	4,109,211	15,052,551	2,677,187	3,094,601	10,966,006
Total distributions	$1,949,555	$4,258,041	$15,555,001	$2,729,363	$3,232,520	$11,284,840
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$20,985	$52,942	$170,586	$29,620	$61,722	$146,143
Tax-exempt income	1,608,921	3,810,980	13,872,905	2,264,187	2,216,138	7,829,432
Total distributions	$1,629,906	$3,863,922	$14,043,491	$2,293,807	$2,277,860	$7,975,575
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$72,170,356	$151,564,000	$508,232,905	$108,424,926	$130,737,717	$413,436,118
Gross appreciation	550,384	1,658,452	8,852,058	988,309	2,108,250	5,264,757
Gross depreciation	(3,462,097)	(7,239,275)	(24,454,486)	(4,217,433)	(4,822,671)	(17,382,085)
Net unrealized appreciation (depreciation)	$(2,911,713)	$(5,580,823)	$(15,602,428)	$(3,229,124)	$(2,714,421)	$(12,117,328)
Undistributed ordinary income	—	—	—	—	—	353,464
Undistributed tax-exempt income	382,558	777,368	2,917,098	514,348	702,394	1,248,974
Capital loss carryforwards	(4,548,239)	(8,198,665)	(24,948,509)	(6,637,323)	(5,542,155)	(17,086,430)
Other temporary differences	(170,205)	(375,645)	(1,518,947)	(247,631)	(335,794)	(1,075,493)
Total distributable earnings (loss)	$(7,247,599)	$(13,377,765)	$(39,152,786)	$(9,599,730)	$(7,889,976)	$(28,676,813)
As of March 31, 2023, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,191,462)	$(3,028,060)	$(8,986,891)	$(2,260,411)	$(2,524,706)	$(9,987,758)
Long-Term	(3,356,777)	(5,170,605)	(15,961,618)	(4,376,912)	(3,017,449)	(7,098,672)
Total	$(4,548,239)	$(8,198,665)	$(24,948,509)	$(6,637,323)	$(5,542,155)	$(17,086,430)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
83

Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22
Class A	$1,196,317	$981,338	$3,343,241	$2,883,300	$9,438,506	$8,861,588
Class B	968	497	8,537	7,448	8,132	7,679
Class C	—	—	—	—	286,297	258,871
Class I	648,692	558,700	763,784	847,322	4,140,478	3,721,131
Class R6	103,578	89,371	142,479	125,852	1,681,588	1,194,222
Total	$1,949,555	$1,629,906	$4,258,041	$3,863,922	$15,555,001	$14,043,491
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22
Class A	$1,985,301	$1,639,490	$2,201,485	$1,520,880	$6,316,825	$3,967,360
Class B	541	459	7,611	6,456	5,478	4,409
Class I	334,462	281,350	801,276	584,490	4,679,152	3,775,226
Class R6	409,059	372,508	222,148	166,034	283,385	228,580
Total	$2,729,363	$2,293,807	$3,232,520	$2,277,860	$11,284,840	$7,975,575
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$10,787	$21,136	$68,728	$15,596	$16,270	$55,785
The management fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.85%
Class B	1.65%	1.45%	1.65%	1.58%	1.60%
Class I	0.65%	0.60%	0.65%	0.58%	0.60%
Class R6	0.59%	0.53%	0.60%	0.53%	0.53%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2023. For the year ended ended March 31, 2023, these reductions amounted to $106,370 for the Alabama Fund, $102,125 for the Arkansas Fund, $50,875 for the Georgia Fund, and $159,796 for the Maryland Fund. For the Massachusetts Fund, this written agreement terminated on July 31, 2022. For the period from April 1, 2022 through July 31, 2022, this reduction amounted to $3,286 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
84

Notes to Financial Statements  - continued
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the Massachusetts Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
Massachusetts Fund
Class A	0.82%
Class B	1.57%
Class I	0.57%
Class R6	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the period from August 1, 2022 through March 31, 2023, this reduction amounted to $84,626 for the Massachusetts Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,200	$4,679	$3,409	$1,292	$2,690	$3,673
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$124,916
Arkansas Fund	—	0.25%	0.25%	0.10%	304,094
California Fund	—	0.25%	0.25%	0.10%	763,986
Georgia Fund	—	0.25%	0.25%	0.25%	212,199
Maryland Fund	—	0.25%	0.25%	0.25%	208,107
Massachusetts Fund	—	0.25%	0.25%	0.25%	590,099
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$583
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	4,285
California Fund	0.75%	0.25%	1.00%	0.85%	3,505
Georgia Fund	0.75%	0.25%	1.00%	1.00%	344
Maryland Fund	0.75%	0.25%	1.00%	1.00%	4,162
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	2,890
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$131,548
85

Notes to Financial Statements  - continued
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$125,499	$308,379	$899,039	$212,543	$212,269	$592,989
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$2	$48	$14	$222	$139
Class C	N/A	N/A	29	N/A	N/A	N/A
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these reductions amounted to $182,457 and $643 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these reductions amounted to $458,393 and $526 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2023, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$1,757	$7,481	$22,424	$7,359	$4,081	$11,179
Class B	—	—	7,188	—	271	183
Class C	N/A	N/A	10,667	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$2,507	$3,510	$17,384	$3,671	$9,981	$21,211
Annual percentage of average daily net assets	0.0032%	0.0023%	0.0035%	0.0032%	0.0084%	0.0052%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$55,161	$111,139	$356,312	$53,709	$83,209	$305,433
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0281%	0.0221%	0.0178%	0.0244%	0.0238%	0.0182%
86

Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2023:
California Fund	Maryland Fund	Massachusetts Fund
$420	$263	$266
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
California Fund	Maryland Fund	Massachusetts Fund
$3,929	$2,365	$2,356
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,730 shares of Class R6 of the California Fund for an aggregate amount of $59,417.
On August 3, 2022, MFS purchased 1,164 shares of Class B of the Georgia Fund for an aggregate amount of $12,000.
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
Alabama Fund	Class I	17	$157
Arkansas Fund	Class I	15	139
California Fund	Class I	17	158
California Fund	Class R6	21	195
Georgia Fund	Class I	15	140
Maryland Fund	Class I	18	167
Massachusetts Fund	Class I	17	156
(4)  Portfolio Securities
For the year ended March 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$22,409,242	$39,014,894	$174,174,727	$33,446,972	$61,782,968	$166,389,848
Sales	$39,913,653	$55,569,119	$211,661,645	$54,448,925	$46,350,924	$139,993,093
87

Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	720,833	$ 6,708,346	1,092,109	$ 11,530,731	3,303,159	$ 29,808,552	1,673,419	$ 16,865,986
Class B	76	702	26	270	—	—	267	2,724
Class I	613,013	5,470,610	614,654	6,175,392	674,905	6,096,372	1,336,908	13,385,641
Class R6	143,020	1,275,915	236,429	2,376,557	320,125	2,867,747	373,919	3,745,556
	1,476,942	$13,455,573	1,943,218	$20,082,950	4,298,189	$38,772,671	3,384,513	$33,999,907
Shares issued to shareholders in reinvestment of distributions
Class A	115,455	$ 1,076,800	83,125	$ 870,178	349,867	$ 3,157,324	270,862	$ 2,718,409
Class B	28	264	13	135	944	8,522	741	7,448
Class I	55,624	494,696	45,277	451,702	79,799	715,294	80,568	802,778
Class R6	11,645	103,578	8,969	89,371	15,828	141,901	12,621	125,546
	182,752	$1,675,338	137,384	$1,411,386	446,438	$4,023,041	364,792	$3,654,181
Shares reacquired
Class A	(2,213,039)	$ (20,790,052)	(737,535)	$ (7,720,842)	(3,449,128)	$ (31,234,404)	(1,781,235)	$(17,852,127)
Class B	—	—	(1)	(8)	(18,905)	(170,457)	(11,308)	(113,928)
Class I	(1,640,622)	(14,541,559)	(456,358)	(4,545,032)	(2,562,893)	(22,914,159)	(1,062,724)	(10,631,845)
Class R6	(317,588)	(2,820,718)	(100,726)	(999,746)	(369,744)	(3,341,255)	(165,610)	(1,635,112)
	(4,171,249)	$(38,152,329)	(1,294,620)	$(13,265,628)	(6,400,670)	$(57,660,275)	(3,020,877)	$(30,233,012)
Net change
Class A	(1,376,751)	$ (13,004,906)	437,699	$ 4,680,067	203,898	$ 1,731,472	163,046	$ 1,732,268
Class B	104	966	38	397	(17,961)	(161,935)	(10,300)	(103,756)
Class I	(971,985)	(8,576,253)	203,573	2,082,062	(1,808,189)	(16,102,493)	354,752	3,556,574
Class R6	(162,923)	(1,441,225)	144,672	1,466,182	(33,791)	(331,607)	220,930	2,235,990
	(2,511,555)	$(23,021,418)	785,982	$8,228,708	(1,656,043)	$(14,864,563)	728,428	$7,421,076
	California Fund				Georgia Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	16,913,905	$ 92,715,220	7,615,849	$ 48,039,741	1,092,737	$ 10,834,589	955,065	$ 10,644,046
Class B	—	—	—	—	1,164	12,000	—	—
Class C	251,403	1,391,500	233,103	1,484,054	—	—	—	—
Class I	12,846,155	115,742,704	4,218,017	42,961,408	683,449	6,167,535	361,764	3,638,475
Class R6	4,468,708	39,994,888	2,552,099	26,094,542	450,027	4,101,223	810,836	8,149,565
	34,480,171	$249,844,312	14,619,068	$118,579,745	2,227,377	$21,115,347	2,127,665	$22,432,086
Shares issued to shareholders in reinvestment of distributions
Class A	1,558,072	$ 8,561,775	1,284,669	$ 8,047,078	189,813	$ 1,880,159	139,208	$ 1,539,130
Class B	1,367	7,519	1,137	7,125	31	306	20	220
Class C	48,502	267,341	37,988	238,778	—	—	—	—
Class I	344,502	3,082,155	271,567	2,766,695	25,607	229,581	18,555	186,054
Class R6	187,809	1,678,050	116,955	1,188,923	45,483	409,059	37,181	372,502
	2,140,252	$13,596,840	1,712,316	$12,248,599	260,934	$2,519,105	194,964	$2,097,906
88

Notes to Financial Statements  - continued
	California Fund − continued				Georgia Fund − continued
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(25,454,457)	$(140,562,940)	(10,643,435)	$ (66,154,205)	(2,859,001)	$ (28,365,428)	(1,329,229)	$(14,608,069)
Class B	(33,615)	(186,760)	(24,671)	(155,300)	(1,982)	(20,040)	(2,136)	(23,156)
Class C	(1,098,697)	(6,076,143)	(840,348)	(5,272,369)	—	—	—	—
Class I	(15,497,036)	(139,289,274)	(3,858,910)	(39,271,468)	(874,048)	(7,800,232)	(383,094)	(3,786,076)
Class R6	(4,010,627)	(35,884,924)	(1,083,049)	(10,882,937)	(1,272,812)	(11,447,384)	(430,239)	(4,279,047)
	(46,094,432)	$(322,000,041)	(16,450,413)	$(121,736,279)	(5,007,843)	$(47,633,084)	(2,144,698)	$(22,696,348)
Net change
Class A	(6,982,480)	$ (39,285,945)	(1,742,917)	$ (10,067,386)	(1,576,451)	$ (15,650,680)	(234,956)	$ (2,424,893)
Class B	(32,248)	(179,241)	(23,534)	(148,175)	(787)	(7,734)	(2,116)	(22,936)
Class C	(798,792)	(4,417,302)	(569,257)	(3,549,537)	—	—	—	—
Class I	(2,306,379)	(20,464,415)	630,674	6,456,635	(164,992)	(1,403,116)	(2,775)	38,453
Class R6	645,890	5,788,014	1,586,005	16,400,528	(777,302)	(6,937,102)	417,778	4,243,020
	(9,474,009)	$(58,558,889)	(119,029)	$9,092,065	(2,519,532)	$(23,998,632)	177,931	$1,833,644
	Maryland Fund				Massachusetts Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,929,738	$ 57,645,267	1,092,489	$ 12,048,309	24,299,659	$ 242,110,913	4,455,049	$ 49,277,576
Class B	—	—	—	—	1,470	14,902	—	—
Class I	2,026,526	18,031,427	1,217,610	12,165,314	11,571,924	102,710,711	5,546,835	54,880,011
Class R6	436,181	3,903,263	383,204	3,838,674	374,602	3,315,322	350,254	3,478,277
	8,392,445	$79,579,957	2,693,303	$28,052,297	36,247,655	$348,151,848	10,352,138	$107,635,864
Shares issued to shareholders in reinvestment of distributions
Class A	196,702	$ 1,946,856	112,845	$ 1,247,510	583,760	$ 5,877,136	318,464	$ 3,593,455
Class B	760	7,534	574	6,352	542	5,466	389	4,398
Class I	74,108	662,159	43,042	428,933	439,024	3,870,082	317,584	3,134,315
Class R6	24,810	222,148	16,673	166,034	32,123	283,383	23,142	228,564
	296,380	$2,838,697	173,134	$1,848,829	1,055,449	$10,036,067	659,579	$6,960,732
Shares reacquired
Class A	(4,512,798)	$ (44,458,113)	(1,010,172)	$ (11,097,917)	(20,925,299)	$(208,558,550)	(3,615,568)	$(40,357,246)
Class B	(30,068)	(295,257)	(5,014)	(55,923)	(8,248)	(83,468)	(9,514)	(108,844)
Class I	(1,964,610)	(17,545,627)	(959,706)	(9,490,484)	(14,371,267)	(126,598,269)	(3,688,326)	(35,949,708)
Class R6	(517,057)	(4,602,206)	(76,547)	(763,004)	(511,978)	(4,521,263)	(193,654)	(1,910,743)
	(7,024,533)	$(66,901,203)	(2,051,439)	$(21,407,328)	(35,816,792)	$(339,761,550)	(7,507,062)	$(78,326,541)
Net change
Class A	1,613,642	$ 15,134,010	195,162	$ 2,197,902	3,958,120	$ 39,429,499	1,157,945	$ 12,513,785
Class B	(29,308)	(287,723)	(4,440)	(49,571)	(6,236)	(63,100)	(9,125)	(104,446)
Class I	136,024	1,147,959	300,946	3,103,763	(2,360,319)	(20,017,476)	2,176,093	22,064,618
Class R6	(56,066)	(476,795)	323,330	3,241,704	(105,253)	(922,558)	179,742	1,796,098
	1,664,292	$15,517,451	814,998	$8,493,798	1,486,312	$18,426,365	3,504,655	$36,270,055
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
89

Notes to Financial Statements  - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$426	$771	$2,444	$594	$611	$2,024
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2023, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$5,746,704	$41,401,707	$45,727,878	$(308)	$253	$1,420,478
Arkansas Fund	1,147,208	57,028,890	55,771,288	(669)	293	2,404,434
California Fund	35,263,326	213,468,538	239,460,116	(3,581)	1,636	9,269,803
Georgia Fund	5,309,987	47,632,348	50,654,510	(641)	406	2,287,590
Maryland Fund	4,987,440	72,234,804	74,647,213	188	548	2,575,767
Massachusetts Fund	22,571,623	227,144,724	241,304,285	(1,463)	893	8,411,492
	Dividend Income	Capital Gain Distributions
Alabama Fund	$49,888	$—
Arkansas Fund	59,971	—
California Fund	322,373	—
Georgia Fund	60,579	—
Maryland Fund	103,535	—
Massachusetts Fund	362,346	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the funds.
90

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
91

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
92

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
93

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
94

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
95

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Alabama Fund	97.32%
Arkansas Fund	96.50%
California Fund	96.77%
Georgia Fund	98.09%
Maryland Fund	95.73%
Massachusetts Fund	97.17%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
96

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
97

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
98

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2023
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
MSTB-ANN

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	20.5%
General Obligations - Schools	15.5%
Universities - Colleges	11.9%
Water & Sewer Utility Revenue	10.1%
Single Family Housing - State	7.9%
Composition including fixed income credit quality (a)(i)
AAA	9.1%
AA	48.8%
A	24.5%
BBB	8.1%
BB	1.9%
D	0.8%
Not Rated	5.7%
Cash & Cash Equivalents	1.1%
Portfolio facts
Average Duration (d)	7.4
Average Effective Maturity (m)	13.6 yrs.
Jurisdiction (i)
Mississippi	75.3%
Puerto Rico	5.2%
Massachusetts	3.3%
New York	2.2%
Illinois	1.8%
California	1.7%
Guam	1.5%
Texas	1.2%
Alabama	1.1%
South Carolina	1.1%
New Jersey	0.8%
Arkansas	0.7%
Michigan	0.6%
Virginia	0.5%
Pennsylvania	0.5%
Tennessee	0.3%
New Hampshire	0.3%
Maryland	0.3%
Colorado	0.2%
Iowa	0.1%
Wisconsin	0.1%
Ohio	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Multi-family Housing	11.6%
General Obligations - General Purpose	11.4%
Healthcare Revenue - Hospitals	9.3%
Universities - Colleges	9.1%
Transportation - Special Tax	6.4%
Composition including fixed income credit quality (a)(i)
AAA	5.1%
AA	34.6%
A	23.6%
BBB	17.8%
BB	4.6%
B	2.0%
CCC	0.6%
C	0.6%
D	0.7%
Not Rated	8.4%
Cash & Cash Equivalents	2.0%
Portfolio facts
Average Duration (d)	9.0
Average Effective Maturity (m)	17.8 yrs.
Jurisdiction (i)
New York	82.3%
Puerto Rico	4.4%
California	3.0%
Guam	1.7%
Alabama	1.1%
Tennessee	0.9%
Illinois	0.8%
Michigan	0.8%
Florida	0.7%
Colorado	0.6%
New Hampshire	0.3%
New Jersey	0.3%
Texas	0.3%
Virginia	0.3%
Wisconsin	0.3%
Indiana	0.1%
Mississippi	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
State & Local Agencies	16.5%
Universities - Colleges	16.4%
Healthcare Revenue - Hospitals	13.3%
General Obligations - General Purpose	7.4%
Health - Long-term Care	7.4%
Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	46.1%
A	24.1%
BBB	10.8%
BB	1.9%
D	0.7%
Not Rated	9.3%
Cash & Cash Equivalents	1.5%
Portfolio facts
Average Duration (d)	8.0
Average Effective Maturity (m)	14.8 yrs.
Jurisdiction (i)
North Carolina	78.3%
Puerto Rico	3.8%
New York	2.6%
Illinois	2.0%
Alabama	1.7%
Guam	1.3%
California	1.3%
Pennsylvania	1.2%
Tennessee	1.1%
Texas	1.1%
Virginia	0.9%
Maryland	0.9%
New Jersey	0.6%
South Carolina	0.3%
Wisconsin	0.3%
New Hampshire	0.3%
Michigan	0.3%
Connecticut	0.2%
Indiana	0.1%
Washington DC	0.1%
Colorado	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.2%
Universities - Colleges	16.2%
General Obligations - Schools	8.9%
Water & Sewer Utility Revenue	8.4%
General Obligations - General Purpose	7.4%
Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	28.8%
A	44.8%
BBB	10.9%
BB	3.2%
CCC	1.3%
CC (o)	0.0%
D	0.5%
Not Rated	5.8%
Cash & Cash Equivalents	2.1%
Portfolio facts
Average Duration (d)	8.1
Average Effective Maturity (m)	15.6 yrs.
Jurisdiction (i)
Pennsylvania	82.7%
California	2.8%
Puerto Rico	2.8%
Alabama	1.4%
Illinois	1.2%
New York	1.2%
Tennessee	0.8%
Virginia	0.8%
New Jersey	0.8%
South Carolina	0.7%
Texas	0.7%
Michigan	0.6%
Guam	0.6%
New Hampshire	0.3%
Wisconsin	0.2%
Colorado	0.2%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	13.8%
Water & Sewer Utility Revenue	12.9%
State & Local Agencies	10.2%
General Obligations - Schools	9.1%
Utilities - Municipal Owned	9.1%
Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	29.2%
A	49.0%
BBB	6.8%
BB	1.6%
CCC (o)	0.0%
CC (o)	0.0%
D	0.6%
Not Rated	7.7%
Cash & Cash Equivalents	1.2%
Portfolio facts
Average Duration (d)	8.8
Average Effective Maturity (m)	16.6 yrs.
Jurisdiction (i)
South Carolina	75.9%
Puerto Rico	4.7%
Illinois	2.4%
Alabama	1.9%
New York	1.7%
California	1.6%
New Jersey	1.2%
Pennsylvania	1.1%
Tennessee	1.1%
Massachusetts	1.0%
Virginia	1.0%
Guam	0.9%
Texas	0.9%
North Carolina	0.7%
Arkansas	0.7%
Wisconsin	0.4%
New Hampshire	0.3%
Colorado	0.3%
Maryland	0.3%
Michigan	0.3%
Connecticut	0.2%
Ohio	0.1%
Washington DC	0.1%
U.S. Virgin Islands (o)	0.0%
Indiana (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	13.3%
State & Local Agencies	11.8%
Water & Sewer Utility Revenue	11.7%
General Obligations - General Purpose	10.1%
Universities - Colleges	8.6%
Composition including fixed income credit quality (a)(i)
AAA	16.4%
AA	49.3%
A	14.5%
BBB	9.5%
BB	1.6%
B	0.3%
CCC (o)	0.0%
CC	0.1%
D	0.6%
Not Rated	6.7%
Cash & Cash Equivalents	1.0%
Portfolio facts
Average Duration (d)	8.9
Average Effective Maturity (m)	15.7 yrs.
Jurisdiction (i)
Virginia	77.0%
Washington DC	9.2%
Puerto Rico	4.3%
Illinois	1.5%
Alabama	1.4%
Texas	1.1%
New York	0.8%
Guam	0.7%
Tennessee	0.7%
California	0.6%
New Jersey	0.6%
Wisconsin	0.3%
New Hampshire	0.3%
Maryland	0.2%
Michigan	0.1%
Iowa	0.1%
Indiana	0.1%
Colorado (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.0%
Water & Sewer Utility Revenue	13.9%
State & Local Agencies	11.3%
General Obligations - General Purpose	10.0%
Universities - Colleges	9.2%
Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	31.1%
A	42.2%
BBB	7.9%
BB	0.7%
CCC (o)	0.0%
D	0.8%
Not Rated	8.7%
Cash & Cash Equivalents	1.1%
Portfolio facts
Average Duration (d)	8.3
Average Effective Maturity (m)	15.6 yrs.
Jurisdiction (i)
West Virginia	75.0%
Puerto Rico	4.6%
New Jersey	2.6%
Alabama	2.0%
New York	2.0%
California	1.7%
Illinois	1.4%
Maryland	1.3%
U.S. Virgin Islands	1.1%
Guam	1.0%
Virginia	1.0%
South Carolina	0.8%
Tennessee	0.8%
Arkansas	0.6%
North Carolina	0.6%
Ohio	0.6%
Texas	0.5%
Michigan	0.4%
New Hampshire	0.3%
Pennsylvania	0.2%
Wisconsin	0.2%
Indiana	0.1%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
7

Management Review
Summary of Results
For the twelve months ended March 31, 2023, the total return for the Class A shares, at net asset value, of the municipal bond funds of Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia underperformed the return of the Bloomberg Municipal Bond Index. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators in March 2023 and set the stage for a substantial drop in longer-term interest rates and a dramatic uptick in fixed income market volatility. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy and sent ripple effects throughout the global economy.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
In the U.S., the rise in bond yields, combined with aggressive rate hiking actions taken by the Fed in response to high levels of inflation, proved a challenging backdrop for the municipal asset class. Over the trailing year, returns of municipal assets were flat for the investment grade index and modestly negative for the high yield index. Assets with the longest duration and the lowest quality suffered the most. Consistent with historical cycles, volatile and generally negative returns led to outflows from the asset class for most of the period. The adjustment to higher bond yields dramatically improved valuations, and returns turned positive in the second half of the period. Tax collections will likely peak as economic activity declines, however, most municipal borrowers retained their solid financial positions following years of economic growth that bolstered liquidity positions.
Factors Affecting Performance
Across all funds, security selection within the education sector detracted from performance relative to the Bloomberg Municipal Bond Index. From a quality perspective, exposure to non-rated(r) securities, which are not held in the benchmark, also weakened relative results. Additionally, security selection within “AA” rated bonds across all funds held back relative returns.
On the positive side, yield curve(y) positioning was an area of relative strength for all funds except the municipal bond funds of New York and West Virginia.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the
8

Management Review - continued
lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
9

Performance Summary THROUGH 3/31/23
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Mississippi Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	8/06/92	(1.93)%	1.25%	1.65%	N/A
B	9/07/93	(2.78)%	0.58%	0.98%	N/A
I	4/01/16	(1.85)%	1.35%	N/A	1.21%
R6	8/01/17	(1.78)%	1.41%	N/A	1.18%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.10)%	0.38%	1.21%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.59)%	0.21%	0.98%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
10

Performance Summary  - continued
MFS New York Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/88	(2.91)%	1.12%	1.77%	N/A
B	9/07/93	(3.74)%	0.36%	1.01%	N/A
C	12/11/00	(3.73)%	0.34%	1.01%	N/A
I	4/01/16	(2.67)%	1.37%	N/A	1.48%
R6	8/01/17	(2.70)%	1.41%	N/A	1.26%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(7.03)%	0.24%	1.33%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.50)%	(0.01)%	1.01%	N/A
C With CDSC (1% for 12 months) (v)	(4.67)%	0.34%	1.01%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS North Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(1.56)%	1.28%	1.62%	N/A
B	9/07/93	(2.29)%	0.54%	0.86%	N/A
C	1/03/94	(2.29)%	0.54%	0.87%	N/A
I	4/01/16	(1.35)%	1.52%	N/A	1.48%
R6	8/01/17	(1.28)%	1.59%	N/A	1.43%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(5.74)%	0.40%	1.18%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.13)%	0.17%	0.86%	N/A
C With CDSC (1% for 12 months) (v)	(3.25)%	0.54%	0.87%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS Pennsylvania Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/93	(2.31)%	1.59%	2.12%	N/A
B	9/07/93	(3.03)%	0.82%	1.36%	N/A
I	4/01/16	(2.15)%	1.69%	N/A	1.79%
R6	8/01/17	(2.19)%	1.76%	N/A	1.69%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.46)%	0.71%	1.68%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.83)%	0.45%	1.36%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
13

Performance Summary  - continued
MFS South Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(2.26)%	1.05%	1.45%	N/A
B	9/07/93	(2.91)%	0.32%	0.69%	N/A
I	4/01/16	(1.93)%	1.31%	N/A	1.28%
R6	8/01/17	(1.86)%	1.37%	N/A	1.23%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.42)%	0.18%	1.01%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.73)%	(0.05)%	0.69%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
14

Performance Summary  - continued
MFS Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(1.96)%	1.36%	1.75%	N/A
B	9/07/93	(2.68)%	0.59%	0.99%	N/A
C	1/03/94	(2.69)%	0.60%	1.00%	N/A
I	4/01/16	(1.75)%	1.58%	N/A	1.51%
R6	8/01/17	(1.66)%	1.69%	N/A	1.50%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.13)%	0.48%	1.31%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.51)%	0.22%	0.99%	N/A
C With CDSC (1% for 12 months) (v)	(3.64)%	0.60%	1.00%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
15

Performance Summary  - continued
MFS West Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/84	(2.08)%	1.28%	1.62%	N/A
B	9/07/93	(2.72)%	0.54%	0.87%	N/A
I	4/01/16	(1.72)%	1.55%	N/A	1.49%
R6	8/01/17	(1.65)%	1.62%	N/A	1.46%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	0.26%	2.03%	2.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(6.24)%	0.40%	1.18%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(6.54)%	0.18%	0.87%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
16

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
17

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2022 through March 31, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.85%	$1,000.00	$1,064.70	$4.38
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
B	Actual	1.49%	$1,000.00	$1,058.77	$7.65
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.74%	$1,000.00	$1,064.10	$3.81
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R6	Actual	0.69%	$1,000.00	$1,064.40	$3.55
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
18

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.83%	$1,000.00	$1,069.43	$4.28
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
B	Actual	1.58%	$1,000.00	$1,064.51	$8.13
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
C	Actual	1.58%	$1,000.00	$1,064.45	$8.13
	Hypothetical (h)	1.58%	$1,000.00	$1,017.05	$7.95
I	Actual	0.58%	$1,000.00	$1,070.48	$2.99
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
R6	Actual	0.49%	$1,000.00	$1,069.77	$2.53
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.84%	$1,000.00	$1,069.73	$4.33
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
B	Actual	1.59%	$1,000.00	$1,065.89	$8.19
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00
C	Actual	1.59%	$1,000.00	$1,065.77	$8.19
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00
I	Actual	0.59%	$1,000.00	$1,070.42	$3.05
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R6	Actual	0.52%	$1,000.00	$1,070.78	$2.68
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
19

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.69%	$1,000.00	$1,067.64	$3.56
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
B	Actual	1.44%	$1,000.00	$1,062.38	$7.40
	Hypothetical (h)	1.44%	$1,000.00	$1,017.75	$7.24
I	Actual	0.59%	$1,000.00	$1,067.17	$3.04
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R6	Actual	0.53%	$1,000.00	$1,067.46	$2.73
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.84%	$1,000.00	$1,068.46	$4.33
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
B	Actual	1.59%	$1,000.00	$1,065.50	$8.19
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00
I	Actual	0.59%	$1,000.00	$1,070.74	$3.05
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R6	Actual	0.54%	$1,000.00	$1,069.80	$2.79
	Hypothetical (h)	0.54%	$1,000.00	$1,022.24	$2.72
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
20

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.81%	$1,000.00	$1,067.15	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.56%	$1,000.00	$1,063.31	$8.02
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$1,064.31	$8.03
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$1,068.23	$2.89
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R6	Actual	0.48%	$1,000.00	$1,069.87	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.87%	$1,000.00	$1,067.42	$4.48
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.62%	$1,000.00	$1,063.44	$8.33
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
I	Actual	0.62%	$1,000.00	$1,068.83	$3.20
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13
R6	Actual	0.54%	$1,000.00	$1,069.16	$2.79
	Hypothetical (h)	0.54%	$1,000.00	$1,022.24	$2.72
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
21

Portfolio of Investments
3/31/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$58,358
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	52,537
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,558
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	235,778
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,310
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	60,172
		$487,713
General Obligations - General Purpose – 20.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$200,867
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	53,720
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	136,911
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	12,674	11,929
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	48,848	27,662
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	42,274	42,925
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	41,891	43,281
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	41,212	43,024
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,029	42,449
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	37,958	34,122
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	66,803	58,228
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,283	24,776
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	39,814	32,274
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	128,406	100,057
Desoto County, MI, General Obligation Refunding, 5%, 11/01/2024	685,000	711,062
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	731,910
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	511,334
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,183,149
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	485,290
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	801,865
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	515,046
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	442,287
Mississippi Development Bank Special Obligation (Rankin County General Obligation Bond Project), 5%, 8/01/2034	350,000	397,931
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,093,532
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,092,672
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,070,628
Mississippi Development Bank Special Obligation Refunding, Taxable (Clay County Industrial Development Project), BAM, 2.955%, 3/01/2025	335,000	322,120
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	165,966
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	195,000	188,069
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	125,000	119,349
State of Mississippi, “A”, 5%, 10/01/2033 (Prerefunded 10/01/2027)	1,000,000	1,116,756
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,092,869
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,095,072
State of Mississippi, “B”, 3%, 10/01/2035	875,000	830,958
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,017,368
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,060,025
		$16,897,483
General Obligations - Schools – 15.3%
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	$1,095,000	$1,105,564
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	700,000	548,210
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	1,000,000	1,067,890
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	516,006
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	$500,000	$511,208
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	511,626
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	511,626
Mississippi Development Bank Special Obligation (Hinds County School District), 4%, 3/01/2024	355,000	358,852
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	474,342
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	275,000	277,407
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,095,694
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	737,589
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,553,276
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	487,879
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,400,584
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	681,339
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	1,009,398
		$12,848,490
Healthcare Revenue - Hospitals – 7.6%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$50,000	$45,730
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	20,000	17,842
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	513,704
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	459,592
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	530,034
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	622,595
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	519,106
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	993,121
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,580,727
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	505,000	477,747
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	623,593
		$6,383,791
Industrial Revenue - Other – 0.6%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$447,890
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	66,075
		$513,965
Industrial Revenue - Paper – 1.1%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$936,294
Miscellaneous Revenue - Other – 1.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$35,673
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	833,709
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	201,677
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	320,359
		$1,391,418
Multi-Family Housing Revenue – 0.8%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$244,417	$242,006
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	650,000	452,337
		$694,343
Sales & Excise Tax Revenue – 4.7%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$337,054
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,326
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,341
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$5,000	$5,374
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	63,291
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	275,892
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	87,843
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	29,736
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	880,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	18,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	71,000	64,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	874,813
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	162,000	147,428
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	64,613
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	234,000	212,389
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	31,221
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,213
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	230,804
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	198,066
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,356,000	354,377
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	87,400
		$3,982,447
Single Family Housing - State – 7.8%
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3%, 6/01/2050	$490,000	$478,301
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,355,000	1,327,783
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5.25%, 12/01/2053	1,000,000	1,079,359
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	793,094
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	955,000	934,699
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	981,256
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	935,280
		$6,529,772
State & Local Agencies – 3.8%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$27,255
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	27,194
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	10,837
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	237,603
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	500,744
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,589,700
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	555,788
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	275,515
		$3,224,636
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,520
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	91,596
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	420,000	422,505
		$523,621
Tax - Other – 4.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$477,804
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	61,470
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	136,097
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,000,157
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,365,823
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	415,205
		$3,456,556
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$325,000	$293,451
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$111,234
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	85,816
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	280,000	217,068
		$414,118
Transportation - Special Tax – 0.6%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$255,000	$236,330
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	55,000	60,453
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	41,850
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	175,514
		$514,147
Universities - Colleges – 11.7%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$323,740
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,045,468
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	590,017
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,008,628
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	955,700
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,290,795
University of Mississippi Medical Center, Educational Building Corp. Rev., “B”, AAC, 5.5%, 12/01/2023	165,000	167,956
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	1,026,865
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,000,000	1,062,071
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	775,013
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,601,488
		$9,847,741
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$355,000	$302,956
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$322,233
Utilities - Municipal Owned – 3.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$200,000	$193,869
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	315,000	326,256
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	77,055
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	87,143
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	524,713
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	63,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	105,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	171,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	25,025
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,175
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	64,125
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,957
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	78,882
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	28,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,563
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	85,800
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	$500,000	$524,074
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,611
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	105,185
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,004
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,538
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	42,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	46,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	42,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	34,500
		$2,814,875
Utilities - Other – 1.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$240,000	$236,466
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	460,000	470,800
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	281,330
		$988,596
Water & Sewer Utility Revenue – 10.0%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$30,859
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	147,117
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	30,467
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	30,358
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	121,905
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,067,873
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,624
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,329
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,668
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	764,376
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,221,954
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,275,381
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,445,065
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,123,091
		$8,365,617
Total Municipal Bonds (Identified Cost, $84,076,609)		$81,734,263
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$141,309
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	283,648	78,111
Total Bonds (Identified Cost, $254,848)		$219,420
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $105,251)	$179,722	$78,179
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $1,072,665)	1,072,629	$1,072,843
Other Assets, Less Liabilities – 1.0%		809,904
Net Assets – 100.0%		$83,914,609
See Portfolio Footnotes and Notes to Financial Statements
27

Portfolio of Investments – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.4%
Airport Revenue – 3.0%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,585,732
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,399,394
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	657,812
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	506,055
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,071,196
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,052,450
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	91,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	15,377
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	130,372
		$6,590,213
General Obligations - General Purpose – 11.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$561,514
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	36,292	34,158
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	139,873	79,209
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	119,953	123,933
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	118,007	123,195
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	114,620	121,550
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	108,689	97,704
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	184,514	160,828
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	83,850	70,944
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	114,004	92,415
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	354,563	276,285
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	2,007,933
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,266,110
New York, NY, “A-4”, VRDN, 2.2%, 8/01/2038	5,000,000	5,000,000
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,474,536
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,188,513
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,012
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	3,000,000	3,209,967
New York, NY, General Obligation, “E-4”, VRDN, 2.13%, 8/01/2034	3,515,000	3,515,000
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	667,324
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	237,884
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	220,457
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	819,399
		$24,353,870
Healthcare Revenue - Hospitals – 9.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$426,364
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	279,625
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	534,692
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,172,884
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,359,512
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,029,300
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,954,367
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,008,590
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,022,717
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	2,000,000	1,901,885
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,216,755
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,838,098
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	796,355
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	985,464
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	1,290,000	1,318,057
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	$120,000	$120,230
		$19,964,895
Healthcare Revenue - Long Term Care – 2.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,013,600
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,637,138
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	752,509
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	884,710
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	165,000	155,622
		$4,443,579
Industrial Revenue - Airlines – 3.6%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,310,551
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,001,166
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,058,365
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,027,552
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,021,706
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,400,352
		$7,819,692
Industrial Revenue - Environmental Services – 0.9%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	$1,000,000	$979,455
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	1,000,000	941,669
		$1,921,124
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$200,000	$160,949
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	168,491
		$329,440
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$545,000	$546,220
Miscellaneous Revenue - Other – 4.4%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$1,425,000	$1,425,349
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	205,000	206,090
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	91,730
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	261,437
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,863,116
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,493,991
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,001,660
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	558,750
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	745,000
		$9,647,123
Multi-Family Housing Revenue – 11.4%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$657,549	$651,062
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,373,016
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	980,219
New York Housing Finance Agency Affordable Housing Rev., “E-1”, 4.125%, 11/01/2047	4,080,000	3,844,400
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	1,028,084
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,234,113
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.625%, 11/01/2042	350,000	355,830
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.8%, 11/01/2047	1,000,000	1,014,983
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,937,984
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	270,903
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	739,346
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,021,828
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	505,812
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	503,835
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,739,758
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,970,000	1,881,989
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,341,218
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,337,125
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,084,300
		$24,845,805
Port Revenue – 2.6%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,470,612
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	1,923,596
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,293,424
		$5,687,632
Sales & Excise Tax Revenue – 4.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$21,304
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	16,023
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,494
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	185,000	167,270
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	766,367
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	230,588
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	39,647
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	58,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	200,000	182,940
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,058,495
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	451,000	410,432
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	191,110
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	635,000	576,355
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	84,625
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	12,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	628,375
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	542,580
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	3,848,000	1,005,636
Triborough Bridge & Tunnel Authority, NY, Sales Tax Rev. (TBTA Capital Lockbox - City Sales Tax), “A”, 4%, 5/15/2057	3,000,000	2,813,043
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	414,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	193,800
		$10,444,120
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 4.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,030,993
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	220,250
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	321,492
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	380,579
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	561,365
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	546,241
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	750,033
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	2,062,202
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	328,247
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	501,901
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	551,519
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	386,465
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	692,587
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	466,832
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	518,356
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	668,233
		$9,987,295
Single Family Housing - State – 0.9%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$410,000	$393,105
New York Mortgage Agency Homeowner Mortgage Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	335,160
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	346,555
New York Mortgage Agency Homeowner Mortgage Rev., “239”, 3.25%, 10/01/2051	975,000	958,495
		$2,033,315
State & Local Agencies – 4.4%
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	$1,225,000	$939,578
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	2,074,578
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,065,846
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,202,958
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,215,183
		$9,498,143
Tax - Other – 5.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$135,000	$138,308
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	325,000	353,851
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,970,000	497,603
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	190,000	195,364
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	102,106
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	295,947
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,117,894
New York, NY, Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,273,759
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,772,169
New York, NY, Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,649,466
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	3,350,000	3,300,917
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	143,988
		$12,841,372
Tobacco – 1.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$830,000	$749,429
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	20,000	20,372
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,036,463
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,031,700
		$2,837,964
Toll Roads – 1.1%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$2,000,000	$2,080,216
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$205,000	$207,299
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	171,632
		$2,459,147
Transportation - Special Tax – 6.3%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	$3,000,000	$3,134,414
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	976,047
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,241,893
Metropolitan Transportation Authority, NY, Refunding Rev.(Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	2,203,000
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	3,170,000	2,858,326
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 4.036% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,469,662
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	185,000	197,490
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	135,000	148,384
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	109,855
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	125,000	137,959
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	868,846
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	362,841
		$13,708,717
Universities - Colleges – 9.0%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$126,852
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,080,276
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,057,287
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,017,334
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,577,661
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,063,313
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,236,874
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	695,570
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	491,438
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,491,692
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,077,407
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2042	2,000,000	2,218,466
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	874,216
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,071,120
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2039	200,000	210,563
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2040	150,000	157,267
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2041	100,000	104,732
		$19,552,068
Universities - Dormitories – 1.0%
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	$1,000,000	$1,013,562
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,260,649
		$2,274,211
Utilities - Municipal Owned – 1.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$508,905
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	159,247
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	184,539
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	17,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	185,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	301,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	480,937
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	71,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	35,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	17,938
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	178,125
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	$115,000	$80,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	78,237
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	14,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	246,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	30,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	35,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	119,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	128,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	39,187
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	121,125
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	96,600
		$3,143,328
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$630,000	$620,724
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,332,426
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,238,408
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,298,400
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	748,444
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,095,000	1,126,957
		$6,365,359
Water & Sewer Utility Revenue – 4.0%
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	$1,340,000	$1,121,191
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	222,481
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	278,085
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	766,706
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	350,476
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	101,917
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	3,753,976
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,009,065
		$8,603,897
Total Municipal Bonds (Identified Cost, $217,234,409)		$209,898,529
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$364,244
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	945,494	260,369
Total Bonds (Identified Cost, $734,321)		$624,613
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $301,379)	$514,619	$223,859
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $4,624,800)	4,624,610	$4,625,535
Other Assets, Less Liabilities – 1.1%		2,411,344
Net Assets – 100.0%		$217,783,880
See Portfolio Footnotes and Notes to Financial Statements
33

Portfolio of Investments – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 6.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,276,504
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,087,726
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,875,221
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,152,777
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,688,674
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,966,458
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,463,415
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,028,009
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,040,703
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,596,151
Greater Asheville Regional Airport Authority Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,631,467
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,275,935
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,101,344
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,089,642
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,088,580
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,079,243
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,470,529
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	177,170
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	199,898
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	151,329
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	240,687
		$30,681,462
General Obligations - General Purpose – 7.2%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$308,639
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	511,640
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	940,422
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	4,000,000	4,333,627
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	252,486
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,782,076
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	674,413
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	62,012	58,366
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	135,345
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	211,763
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	210,502
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	588,397
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	166,947
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	344,225	300,037
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	121,222
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	157,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	530,332
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	522,869
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	465,035
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	661,487
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	2,963,597
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,518,746
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	686,575
Granville County, NC, 5%, 10/01/2034	675,000	755,396
Granville County, NC, 5%, 10/01/2035	690,000	767,321
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,117,346
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	987,454
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	514,210
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	873,214
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,069,681
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	414,914
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	385,799
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	1,065,000	1,027,145
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	$665,000	$634,939
		$32,649,851
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,274,617
Healthcare Revenue - Hospitals – 13.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$519,408
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,534,540
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,270,271
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,092,647
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	233,225
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,425,083
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,671,738
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,702,643
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,432,163
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,874,617
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “B”, VRDN, 2.15%, 11/01/2034	5,000,000	5,000,000
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	673,247
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	285,446
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,865,016
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,950,336
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,161,075
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,517,259
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,092,255
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,504,239
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	157,101
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,539,627
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,067,262
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,708,630
		$59,277,828
Healthcare Revenue - Long Term Care – 7.2%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,830,040
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	835,558
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,530,570
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,471,333
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,019,221
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	807,130
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,910,871
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,205,436
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	862,607
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	851,518
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,689,174
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	169,291
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	172,417
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	697,189
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	572,322
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	848,542
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,641,140
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	$1,225,000	$1,105,853
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,339,830
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,425,502
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,720,667
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	780,022
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,049,465
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,550,136
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2023)	1,590,000	1,607,733
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,001,263
		$32,694,830
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,013,228
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$482,847
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	336,983
		$819,830
Miscellaneous Revenue - Other – 1.0%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,040,580
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	420,000	422,233
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	193,652
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,085,217
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,746,476
		$4,488,158
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,321,682	$1,308,643
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	253,754
		$1,562,397
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$37,283
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	26,704
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	37,615
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	316,456
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,323,260
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	411,765
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	64,427
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	98,193
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	307,340
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,212,000	3,024,650
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	577,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	316,697
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	139,777
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,401
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	142,959
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,088
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,056,631
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	909,301
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,601,378
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$880,000	$668,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	368,600
		$12,471,150
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$376,722
Single Family Housing - State – 4.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$815,000	$817,322
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,485,000	2,434,187
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,290,000	1,198,012
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,755,000	2,264,911
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,065,000	4,097,677
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,495,000	3,506,920
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,200,000	1,238,184
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	5,000,000	5,140,322
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,500,000	1,661,636
		$22,359,171
State & Local Agencies – 16.3%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,791,916
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,528,155
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,044,191
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,353,021
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,487,886
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,121,294
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,227,763
Charlotte, NC, COP, 3%, 6/01/2048	4,425,000	3,502,451
Charlotte, NC, COP (Government Facilities), “F”, VRDN, 2.11%, 6/01/2033	7,950,000	7,950,000
Charlotte, NC, COP (Government Facilities), “G”, VRDN, 2.12%, 6/01/2033	5,000,000	5,000,000
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,263,837
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,574,413
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,667,062
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,320,401
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,787,237
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	125,374
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	108,776
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	48,767
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,110,439
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,293,710
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,420,331
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,324,536
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,070,780
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,066,571
Mecklenburg County, NC, School General Obligation, 5%, 9/01/2024	1,250,000	1,293,188
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	325,345
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,428,685
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,021,512
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,686,846
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,476,134
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,687,203
Raleigh, NC, COP (Downtown Improvement Projects), “B-1”, VRDN, 2.31%, 2/01/2034	1,100,000	1,100,000
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	233,160
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,104,698
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	3,029,960
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,994,665
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	$3,000,000	$3,071,269
		$73,641,576
Student Loan Revenue – 1.3%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,318,748
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	550,000	592,056
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,090,786
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	772,854
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	1,040,000	983,387
		$5,757,831
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$285,000	$291,983
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	729,478
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	3,715,000	3,657,559
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	266,160
		$4,945,180
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$920,544
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$1,735,000	$1,566,577
Toll Roads – 4.1%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,020,925
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,097,747
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,182,924
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,133,114
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	3,000,000	3,053,100
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,217,726
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,709,931
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	439,878
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	353,361
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,166,743
		$18,375,449
Transportation - Special Tax – 1.9%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,414,276
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	277,553
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	275,918
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,179,171
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,163,425
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	2,136,135
		$8,446,478
Universities - Colleges – 16.1%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,218,431
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,361,978
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,212,832
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,331,723
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,189,288
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,384,358
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,401,343
North Carolina State University, Raleigh General Refunding Rev., 5%, 10/01/2023	1,200,000	1,213,855
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,058,220
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,152,193
38

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	$1,180,000	$1,344,991
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,109
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,299
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	748,086
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,337,399
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,706,955
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,476,895
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,755,726
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,222,413
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,390,846
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,797,489
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,044,773
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,034,879
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,038,608
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	984,706
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,730,126
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,193,911
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	513,367
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	409,008
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	508,829
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	192,539
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,946,690
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,764,531
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,476,563
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,655,773
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,565,015
		$72,619,747
Utilities - Municipal Owned – 1.3%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,056,584
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	300,000	326,132
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	308,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	504,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	801,562
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	125,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	59,713
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	28,700
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	295,687
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	136,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	135,137
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	24,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	418,275
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	341,425
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	420,741
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	50,021
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	24,588
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	56,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	185,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	217,312
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	67,688
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	213,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	165,600
		$5,991,178
Utilities - Other – 3.1%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,320,000	$2,447,106
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$1,295,000	$1,275,934
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,717,517
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,594,515
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,534,044
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,250,000	2,315,666
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,336,394
		$14,221,176
Water & Sewer Utility Revenue – 7.0%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,284,808
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,065,012
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,794,567
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,478,290
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	1,825,289
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,154,180
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,596,437
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	380,000	389,919
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	302,570
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	514,989
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	588,657
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	226,300
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	393,222
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	494,373
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,354,514
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,014,602
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	614,602
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	171,944
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	97,372
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	117,109
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	61,314
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	142,670
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,108,387
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	547,983
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,470,090
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,679,057
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,016,533
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	733,737
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	519,815
		$31,758,342
Total Municipal Bonds (Identified Cost, $452,853,117)		$437,913,322
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$689,868
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,607,340	442,628
Total Bonds (Identified Cost, $1,324,398)		$1,132,496
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $514,962)	$879,323	$382,505
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $7,467,834)	7,467,824	$7,469,318
Other Assets, Less Liabilities – 1.2%		5,412,171
Net Assets – 100.0%		$452,309,812
See Portfolio Footnotes and Notes to Financial Statements
41

Portfolio of Investments – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.4%
Airport Revenue – 1.7%
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	$1,590,000	$1,741,268
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	787,172
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	55,682
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	66,633
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,399
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	80,229
		$2,776,383
General Obligations - General Purpose – 7.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$350,000	$319,561
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,001,301
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	225,068
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	646,070
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,403	19,203
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	78,634	44,530
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	67,435	69,672
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	66,341	69,257
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	245,437	260,277
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	61,103	54,928
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	116,918	101,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	47,139	39,883
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	64,091	51,954
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	234,653	182,848
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	993,623
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	516,787
Lancaster, PA, General Obligation, BAM, 5%, 11/01/2034	1,890,000	2,194,850
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	429,594
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,101,966
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,139,058
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,116,067
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,115,298
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	138,305
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	126,763
		$11,958,772
General Obligations - Schools – 8.8%
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	$1,000,000	$1,006,381
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,055,194
Coatesville, PA, Area School District, General Obligation, AGM, 5%, 8/01/2024	970,000	999,257
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	873,115
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,217,639
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	723,746
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,555,065
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	526,317
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,512,617
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,434
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,557,273
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,601,104
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,095,644
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	953,251
		$14,682,037
Healthcare Revenue - Hospitals – 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$1,131,311
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,061,538
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	280,546
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,042,067
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	933,839
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	$665,000	$762,115
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	345,090
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	904,250
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,815,623
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	1,000,000	790,147
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	515,726
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,029,994
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,028,530
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	496,731
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	880,070
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,057,197
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	993,337
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,930,134
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	981,906
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,023,658
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	514,847
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, VRDN, 2.1%, 1/01/2038	2,000,000	2,000,000
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,050,682
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,026,007
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	518,618
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	810,000	827,617
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	959,321
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,027,267
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,319,873
		$28,248,041
Healthcare Revenue - Long Term Care – 3.5%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$440,893
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	139,989
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	107,917
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	869,017
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	769,154
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	457,910
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	509,478
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	268,803
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	257,345
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	463,879
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	430,146
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	412,494
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	333,137
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	403,147
		$5,863,309
Industrial Revenue - Environmental Services – 1.4%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$264,346
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	500,000	489,727
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 3.6%, 4/01/2049 (Put Date 7/17/2023)	1,500,000	1,499,624
		$2,253,697
43

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.3%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,164,244
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	999,076
		$2,163,320
Miscellaneous Revenue - Other – 1.6%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$1,045,000	$1,045,256
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	145,000	145,771
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	66,249
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	379,346
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	990,403
		$2,627,025
Multi-Family Housing Revenue – 1.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$464,827	$460,241
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	943,796	947,755
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,261,467
		$2,669,463
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$220,592
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$10,652
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,682
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,747
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	108,499
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	137,255
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	32,731
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	124,000	113,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	177,034
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	243,000	221,142
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	105,566
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	364,000	330,383
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	45,188
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	6,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	349,542
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	305,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,148,000	561,358
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	148,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	205,000	155,800
		$2,836,017
Secondary Schools – 2.0%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$509,572
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	502,743
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	880,613
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	459,311
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	501,872
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	402,194
		$3,256,305
44

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 5.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	$1,000,000	$990,870
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,755,000	1,724,468
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,017,606
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,020,077
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	515,993
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	312,495
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,639,152
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,500,000	1,635,409
		$8,856,070
State & Local Agencies – 3.5%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$1,000,000	$1,083,719
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,332,980
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	268,046
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,068,373
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,044,937
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,001,698
		$5,799,753
Student Loan Revenue – 2.7%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$820,000	$824,891
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	355,585
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	438,522
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	970,000	833,374
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,935,000	1,978,188
		$4,430,560
Tax - Other – 2.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,008,723
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	299,809
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	486,908
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	105,000	107,573
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	240,000	261,305
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	115,000	118,247
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,264
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	182,501
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	481,148
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,299,590
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	91,629
		$4,398,697
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$489,659
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$610,000	$550,785
Toll Roads – 2.4%
Delaware River Port Authority Rev., 5%, 1/01/2029 (Prerefunded 1/01/2024)	$1,145,000	$1,164,498
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,074,850
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,505,174
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	141,570
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	111,056
		$3,997,148
Transportation - Special Tax – 1.6%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$85,000	$90,738
45

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	$90,000	$99,331
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	228,701
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	2,000,000	2,252,725
		$2,671,495
Universities - Colleges – 16.0%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$2,338,068
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	522,517
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	1,937,151
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,174,258
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	278,669
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	790,422
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,621,856
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	71,227
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	521,091
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,005,160
Northampton County, PA, General Purpose University Authority Rev. (Lehigh University), “B”, VRDN, 2.12%, 12/01/2030	2,000,000	2,000,000
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	994,209
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,864,801
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	744,400
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	793,299
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,054,442
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,311,273
Pennsylvania Public School Building Authority, College Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,030,283
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,349,396
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,087,435
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,026
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,050,460
		$26,565,443
Universities - Dormitories – 1.3%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,060,196
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,027,441
		$2,087,637
Utilities - Municipal Owned – 1.2%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$97,603
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	107,648
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	522,240
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	10,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	105,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	171,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	277,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	39,325
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	17,563
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,763
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	99,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	45,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	46,231
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	143,000
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,006
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	21,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	66,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	74,812
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	$30,000	$21,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	67,687
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	55,200
		$2,030,303
Utilities - Other – 3.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$845,000	$891,295
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	475,000	468,006
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	935,000	984,837
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	946,717
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	335,071
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	552,044
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	849,077
		$5,027,047
Water & Sewer Utility Revenue – 8.3%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,073,452
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	530,224
Bucks County, PA, Water & Sewer Authority Sewer System Rev. “A”, AGM, 4.25%, 12/01/2047	2,000,000	2,008,780
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,050,452
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	500,308
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,068,863
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	972,428
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,509,648
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,072,280
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	208,254
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,077,838
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,084,928
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	1,500,000	1,574,655
		$13,732,110
Total Municipal Bonds (Identified Cost, $165,702,792)		$160,191,668
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$236,978
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	472,747	130,184
Total Bonds (Identified Cost, $426,244)		$367,162
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $169,429)	$289,308	$125,849
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $3,258,096)	3,258,080	$3,258,731
Other Assets, Less Liabilities – 1.3%		2,171,319
Net Assets – 100.0%		$166,114,729
See Portfolio Footnotes and Notes to Financial Statements
47

Portfolio of Investments – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 4.9%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$553,047
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	814,451
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	486,324
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,333,203
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,585,277
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	155,621
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	143,284
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,520,290
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,512,946
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	1,930,000	2,023,614
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	91,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,251
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,665
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,344
		$10,425,433
General Obligations - General Purpose – 4.3%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,409,503
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	433,690
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	332,486
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	845,274
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,109	28,339
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	65,715
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	100,428	101,975
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	102,820
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	102,208
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	330,093	350,051
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	81,059
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	170,651	148,745
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	58,858
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	76,672
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	272,235
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	2,024,772
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	647,278
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	210,223
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	192,900
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	495,000	477,405
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	295,987
		$9,258,195
General Obligations - Schools – 9.0%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$288,946
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,237,538
Aiken County, SC, Consolidated School District Special Obligation, “A”, 0, 4%, 4/01/2036	2,000,000	2,075,014
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,330,775
Beaufort County, SC, School District, General Obligation , “C”, 0, 4%, 3/01/2035	3,000,000	3,204,130
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	649,970
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,307,770
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,507,578
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 0, 5%, 3/01/2047	2,000,000	2,180,470
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 0, 5.25%, 3/01/2052	3,000,000	3,295,629
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 0, 5%, 3/01/2048	2,000,000	2,137,680
		$19,215,500
Healthcare Revenue - Hospitals – 13.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$238,647
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	109,753
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	44,605
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	$30,000	$20,806
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	2,007,658
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,261,434
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,038,174
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,032,565
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,046,113
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,041,611
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,329,176
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,537,345
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	272,464
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,117,139
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,532,104
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,054,578
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	504,757
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,924,893
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,008,463
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,110,976
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,179,846
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	463,626
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	561,012
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036	1,380,000	1,421,141
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	1,017,141
		$28,876,027
Healthcare Revenue - Long Term Care – 2.0%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,105,912
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	613,917
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	201,192
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	619,415
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	934,720
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	851,175
		$4,326,331
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$80,475
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	171,795
		$252,270
Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,000,000
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	102,133
		$1,102,133
Miscellaneous Revenue - Other – 0.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$101,922
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	552,213
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	821,567
		$1,475,702
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$671,686	$665,059
Port Revenue – 6.7%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,750,472
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	311,767
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	467,365
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	521,871
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,183,177
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,832,275
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,147,371
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,117,984
		$14,332,282
Sales & Excise Tax Revenue – 3.9%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$925,501
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	20,000	21,304
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	16,023
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,494
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	171,791
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	203,137
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	44,603
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	45,823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	144,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,399,436
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	272,105
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	148,338
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	64,443
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,782
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	64,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,427
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	483,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	417,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,347,992
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	387,600
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	205,200
		$8,402,719
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$224,463
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	971,526
		$1,195,989
Single Family Housing - State – 3.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$400,000	$401,139
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	290,000	283,013
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	275,000	269,046
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	2,980,000	2,914,025
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	2,000,000	1,989,607
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,520,000	2,489,123
		$8,345,953
State & Local Agencies – 10.1%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$3,652,018
50

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$55,000	$59,961
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	48,949
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	27,093
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	1,828,013
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,912,254
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,221,833
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	491,045
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	854,890
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,967,961
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	801,062
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	948,028
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,184,281
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,093,716
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,060,276
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,267,869
		$21,419,249
Student Loan Revenue – 0.6%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,187,038
Tax - Other – 2.5%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$987,111
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	135,000	138,308
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	315,000	342,963
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	180,000	185,082
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	97,001
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	281,150
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,077,156
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,099,364
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	143,988
		$5,352,123
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$817,353
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,502
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	18,187
		$855,042
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$247,095
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	845,000	762,973
		$1,010,068
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$858,772
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	593,062
		$1,451,834
Transportation - Special Tax – 2.9%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$125,000	$133,439
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	140,000	153,880
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	109,856
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	120,000	132,441
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,307,257
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,185,801
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,144,603
		$6,167,277
51

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 4.4%
Center for Arts & Health Science Public Facilities Corp. Installment Purchase Rev. (Greenville Technical College Project), 4%, 10/01/2038	$2,000,000	$2,052,121
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,348,516
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,052
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,149
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	396,944
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	733,434
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,639,941
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,073,265
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,031
		$9,399,453
Utilities - Municipal Owned – 9.0%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$520,000	$504,059
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	148,973
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	174,287
Piedmont, SC, Municipal Power Agency Rev., “B”, 5%, 1/01/2032	3,000,000	3,413,392
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	14,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	143,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	231,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	374,062
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	57,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	28,100
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	14,350
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	135,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	70,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	64,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	10,687
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	193,050
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	25,010
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	10,538
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	28,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	84,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	99,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	32,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	103,312
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	79,350
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,038,247
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	628,650
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	505,579
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	504,984
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2038	1,750,000	1,726,549
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2039	1,500,000	1,466,712
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “B”, 5%, 12/01/2051	2,055,000	2,106,542
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,250,324
South Carolina Public Service Authority Refunding Rev., “A”, 4%, 12/01/2040	3,000,000	2,915,877
		$19,181,633
Utilities - Other – 2.9%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$1,090,000	$1,149,718
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,230,000	1,295,560
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,223,055
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	141,302
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	727,211
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,096,082
52

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$570,000	$590,500
		$6,223,428
Water & Sewer Utility Revenue – 12.7%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$818,565
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,002,406
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,120,555
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	565,184
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	92,577
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	415,987
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	304,761
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	536,748
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	532,235
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,261,903
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,009,905
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	51,249
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	60,000	61,100
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,657
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	71,335
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,082,655
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,075,836
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,489,810
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	5,127,258
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,083,477
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	2,000,000	2,140,977
York County, SC, Water and Sewer System Rev., 4%, 6/01/2040	1,100,000	1,111,182
York County, SC, Water and Sewer System Rev., 4%, 6/01/2042	1,100,000	1,107,568
		$27,093,930
Total Municipal Bonds (Identified Cost, $215,351,726)		$207,214,668
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$368,632
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	756,395	208,295
Total Bonds (Identified Cost, $670,694)		$576,927
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $250,036)	$426,950	$185,723
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $2,629,636)	2,629,320	$2,629,846
Other Assets, Less Liabilities – 1.3%		2,718,644
Net Assets – 100.0%		$213,325,808
See Portfolio Footnotes and Notes to Financial Statements
53

Portfolio of Investments – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 3.3%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	$1,000,000	$1,054,467
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,052,562
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	993,312
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2040	1,000,000	983,111
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	975,436
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	1,021,629
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,039,883
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., “A”, 5%, 10/01/2034	3,000,000	3,044,976
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2030	400,000	461,580
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,180,494
		$11,807,450
General Obligations - General Purpose – 9.9%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,405,892
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,451,300
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,495,988
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,557,557
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2047	1,610,000	1,614,270
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	707,599
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,640,266
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,399,818
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	481,724
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	44,577	41,956
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	97,291
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	148,683	150,973
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	147,336	152,224
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	151,318
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	318,785	338,059
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	120,009
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	251,000	218,779
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	87,139
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	113,512
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	371,402
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,243,631
Fairfax County, VA, Public Improvement, “B”, 4%, 10/01/2025	3,900,000	4,052,326
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,029,702
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,476,148
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,975,246
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 3/01/2033	3,000,000	3,558,811
Norfolk, VA, General Obligation, VRDN, 2.1%, 8/01/2037	5,000,000	5,000,000
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	298,738
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	270,059
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	805,000	776,386
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	505,000	482,172
		$35,760,295
Healthcare Revenue - Hospitals – 13.1%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,064,614
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,209,512
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,622,798
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	615,470
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	164,629
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	45,000	31,209
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,965,125
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,019,224
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,863,272
Franklin County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,689,386
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	$750,000	$765,348
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,019,210
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,794,365
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,157,447
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,290,346
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	535,124
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,066,862
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,937,827
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,857,434
Rockingham County, Virginia, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,750,061
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	3,778,842
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,835,525
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,189,084
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	636,406
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	423,687
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,034,058
		$47,316,865
Healthcare Revenue - Long Term Care – 4.0%
Albemarle County, VA, Economic Development Authority, Hospital Facilities Rev. (Sentara Martha Jefferson Hospital), “A”, VRDN, 2.15%, 10/01/2048	$4,000,000	$4,000,000
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	1,000,000	1,060,618
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036 (Prerefunded 10/01/2024)	1,000,000	1,048,723
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	751,696
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,234
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,210
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	480,701
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	662,981
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	871,518
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	877,355
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	949,215
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,892,499
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	960,615
		$14,336,365
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$912,122
Industrial Revenue - Other – 1.4%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$241,423
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	5,000,000	4,995,381
		$5,236,804
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$101,937
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	132,773
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	$1,683,272	$17
		$234,727
Miscellaneous Revenue - Other – 1.6%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,430,819
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	132,499
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	811,512
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,357,339
		$5,732,169
Multi-Family Housing Revenue – 7.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$994,507	$984,696
Northampton County, VA Economic Development Authority, Multifamily Housing Rev. (Myrtle Landing Apartments), 4.5%, 4/01/2026 (Put Date 4/01/2025)	3,720,000	3,791,907
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,830,923
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	724,604
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,562,420
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,628,785
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	413,659
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,894,600
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,571,139
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,260,327
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,898,674
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	621,740
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,044,802
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,801,194
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,325,038
		$27,354,508
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,347,506
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,072,576
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	800,762
		$3,220,844
Port Revenue – 1.6%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$433,831
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	1,500,000	1,592,108
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	772,494
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,121,286
		$5,919,719
Sales & Excise Tax Revenue – 4.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$26,631
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	21,363
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,868
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	245,000	221,519
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2029	1,000,000	1,157,377
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2030	1,000,000	1,179,199
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,808,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	72,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	249,000	227,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,818,000	4,536,975
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	476,000	433,183
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	228,422
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	110,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	9,000	8,510
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$135,000	$110,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	19,364
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	808,483
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	696,231
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	1,868,320
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	795,000	604,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	345,000	262,200
		$16,434,037
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$284,732
State & Local Agencies – 11.6%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$1,015,561
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,009,675
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	517,013
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,034,026
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,900,980
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), AGM, 5%, 10/01/2038	1,500,000	1,621,812
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	923,564
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	526,764
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,916,982
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), “A”, 5%, 12/01/2024	1,860,000	1,935,600
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,839,546
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	813,128
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,444,242
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), “E”, 5%, 2/01/2025	540,000	564,570
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,580,505
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,501,080
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing Program), “A”, 4%, 9/01/2039	5,810,000	5,935,216
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	32,889
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,470,000	4,589,013
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,475,730
		$42,177,896
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$25,000	$23,800
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	320,584
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,590,000	1,599,484
		$1,943,868
Tax - Other – 0.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$230,000	$235,635
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	535,000	582,493
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,497,025
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	191,985
		$2,507,138
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$914,357
57

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	$500,000	$499,959
		$1,414,316
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$1,280,000	$1,155,746
Toll Roads – 5.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,036,987
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,975,172
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,852,629
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,683,294
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,220,393
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,877,195
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,325,734
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	980,198
		$20,951,602
Transportation - Special Tax – 5.9%
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2033	$3,360,000	$3,947,279
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	1,961,228
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,012,406
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,858,832
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	190,000	202,827
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	180,000	197,845
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	200,000	220,735
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,040,429
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	520,214
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,674,325
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,670,055
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,097,240
		$21,403,415
Universities - Colleges – 8.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$975,000	$961,173
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	763,061
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,420,259
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,070,769
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,023,023
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,783,949
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	420,000	414,213
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	605,593
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,054,896
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	235,003
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	208,964
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	229,218
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	907,396
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	687,600
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,662,690
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	984,998
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	987,378
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,553,821
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,198,030
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	343,918
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,057,017
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,115,628
58

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	$1,000,000	$1,042,615
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	4,659,596
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,571,558
		$30,542,366
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$1,455,000	$1,241,693
Utilities - Municipal Owned – 1.6%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$21,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	224,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	374,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	835,000	594,937
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	92,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	42,150
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	21,525
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	217,312
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	59,830
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	310,598
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,021
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	43,685
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	101,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	99,575
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	17,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	307,450
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	180,718
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	340,600
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,015
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	17,563
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	42,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	143,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	160,312
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	49,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	153,187
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	120,750
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,120,169
		$5,917,685
Utilities - Other – 2.1%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$1,850,000	$1,951,356
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,045,000	1,029,614
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,020,000	2,127,669
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,183,709
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,180,999
		$7,473,347
Water & Sewer Utility Revenue – 11.5%
Fairfax County, VA, Sewer Rev., “A”, 4%, 7/15/2039	$3,000,000	$3,101,225
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,385,562
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,215,697
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	305,264
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	386,229
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,068,277
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	436,825
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,258,672
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	735,565
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,281,794
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,438,992
59

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	$80,000	$81,998
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	101,834
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	51,095
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	112,098
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	4,009,285
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,761,160
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,009
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,087
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,077
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,113,631
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	1,500,000	1,664,304
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,602,666
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2044	3,235,000	3,269,578
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,085
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,830,834
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,158,124
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,494,617
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,689,028
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	790,830
		$41,480,442
Total Municipal Bonds (Identified Cost, $368,213,492)		$352,760,151
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$488,876
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	312,443
Total Bonds (Identified Cost, $936,913)		$801,319
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $370,177)	$632,096	$274,962
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $4,048,791)	4,048,873	$4,049,683
Other Assets, Less Liabilities – 1.1%		4,123,306
Net Assets – 100.0%		$362,009,421
See Portfolio Footnotes and Notes to Financial Statements
60

Portfolio of Investments – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 0.3%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	$60,000	$60,744
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	71,758
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,488
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	85,243
		$273,233
General Obligations - General Purpose – 9.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$237,388
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	387,642
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	13,602	12,802
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	52,422	29,686
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	45,368	46,067
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	44,957	46,449
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	44,227	46,171
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	42,958	45,555
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	40,735	36,618
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	74,630	65,050
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,426	26,589
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	42,727	34,636
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	143,435	111,769
State of California, Various Purpose General Obligation, 4%, 3/01/2036	405,000	427,597
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	182,562
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	230,000	221,825
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	145,000	138,445
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2042	1,000,000	1,104,165
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2043	400,000	440,713
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,079,455
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	3,000,000	3,230,984
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	774,508
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	1,005,596
		$9,732,272
General Obligations - Schools – 2.4%
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	$1,400,000	$1,440,224
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	642,189
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	311,260
		$2,393,673
Healthcare Revenue - Hospitals – 16.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$145,060
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	15,000	10,403
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	780,000	742,599
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	453,600
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	215,847
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,022,072
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,535,757
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	778,449
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,077,019
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, ETM, 6.5%, 9/01/2023	340,000	344,887
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,015,177
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,019,561
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	213,591
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,512,400
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044 (Prerefunded 6/01/2023)	3,460,000	3,474,999
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,019,115
61

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$2,220,000	$2,117,339
		$16,697,875
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$483,046
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	115,000	75,986
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	144,729
		$703,761
Miscellaneous Revenue - Other – 6.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$140,000	$140,744
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,769
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	557,014
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,090,386
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,974,201
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2038	265,000	305,718
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2039	735,000	842,877
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,000,000	1,005,829
		$5,957,538
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$285,901	$283,080
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$125,002
Sales & Excise Tax Revenue – 3.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$10,652
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,341
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,747
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	67,812
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	1,000,000	887,282
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	23,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	83,000	75,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,537,000	1,447,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	158,000	143,788
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	75,534
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	35,398
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,891
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	36,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,213
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	274,831
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	237,679
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,503,000	392,794
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	91,200
		$3,824,666
Single Family Housing - State – 6.7%
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	$1,175,000	$1,138,612
West Virginia Housing Development Fund, “B”, 1.8%, 5/01/2026	485,000	467,852
West Virginia Housing Development Fund, “B”, 4.2%, 11/01/2047	1,000,000	986,953
West Virginia Housing Development Fund, “B”, 4.25%, 11/01/2052	1,000,000	978,890
West Virginia Housing Development Fund, “C”, 4.45%, 11/01/2037	1,000,000	1,030,521
West Virginia Housing Development Fund, “C”, 4.625%, 11/01/2042	1,000,000	1,016,657
62

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund, “C”, 4.8%, 11/01/2047	$1,000,000	$1,016,402
		$6,635,887
State & Local Agencies – 11.2%
Berkeley County, WV, Building Commission Lease Rev. (Berkeley County Day Report Center and Public Safety Building Projects), 4%, 12/01/2042	$1,740,000	$1,723,933
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	260,000	274,563
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2047	1,000,000	970,344
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	656,338
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	509,828
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	500,501
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	561,950
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,000,896
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,003,786
West Virginia Economic Development Authority, Lease Rev. (State Office Building 3), “D”, 5%, 6/01/2025	515,000	540,098
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2025	215,000	215,409
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,357,827
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,227
		$11,111,700
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$485,000	$487,893
Tax - Other – 2.7%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$561,813
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	61,470
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	145,000	157,872
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	790,000	777,785
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,000,825
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	87,266
		$2,647,031
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$428,164
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	914,632
		$1,342,796
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$110,310
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	452,711
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	370,000	334,083
		$897,104
Toll Roads – 1.7%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$156,738
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	121,152
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	325,000	251,955
West Virginia Parkways Authority, Turnpike Toll Rev., 5%, 6/01/2023	140,000	140,500
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	981,314
		$1,651,659
Transportation - Special Tax – 2.4%
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	$1,000,000	$928,281
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,225,000	1,188,390
West Virginia Commissioner of Highways, Surface Transportation Improvements, “A”, 5%, 9/01/2023	285,000	287,773
		$2,404,444
63

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 9.0%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,221,268
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	791,066
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,410,567
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	110,174
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,099,018
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,139,309
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	2,035,000	2,185,044
		$8,956,446
Utilities - Investor Owned – 2.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$976,584
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	686,549
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	932,641
		$2,595,774
Utilities - Municipal Owned – 1.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$450,544
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	77,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	126,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	203,062
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	32,175
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,175
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	71,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	35,563
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	103,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	135,238
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,004
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	49,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	53,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	46,313
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	34,500
		$1,526,437
Utilities - Other – 2.8%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$510,000	$537,941
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	280,000	275,878
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	595,115
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	573,147
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	329,103
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	490,000	504,301
		$2,815,485
Water & Sewer Utility Revenue – 13.7%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,808,606
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	1,017,472
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	41,145
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	182,628
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	20,312
64

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	$20,000	$20,239
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	137,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	35,000	35,874
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	40,000	40,734
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,438
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	50,954
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,438
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,065,340
Morgantown, WV, Combined Utility System Rev., “A”, BAM, 4%, 12/01/2033	400,000	431,668
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,118,926
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,582,568
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	540,074
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038 (Prerefunded 6/01/2023)	3,000,000	3,010,903
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,432,265
		$13,633,727
Total Municipal Bonds (Identified Cost, $99,967,217)		$96,697,483
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$146,575
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,197	104,148
Total Bonds (Identified Cost, $294,579)		$250,723
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $112,953)	$192,873	$83,900
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $716,231)	716,230	$716,373
Other Assets, Less Liabilities – 1.8%		1,744,481
Net Assets – 100.0%		$99,492,960
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$1,072,843	$82,031,862
New York Fund	4,625,535	210,747,001
North Carolina Fund	7,469,318	439,428,323
Pennsylvania Fund	3,258,731	160,684,679
South Carolina Fund	2,629,846	207,977,318
Virginia Fund	4,049,683	353,836,432
West Virginia Fund	716,373	97,032,106
65

Portfolio of Investments – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,022,462	1.2%
New York Fund	11,477,161	5.3%
North Carolina Fund	5,564,748	1.2%
Pennsylvania Fund	3,763,094	2.3%
South Carolina Fund	4,922,272	2.3%
Virginia Fund	7,304,200	2.0%
West Virginia Fund	2,006,934	2.0%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
66

Financial Statements
Statements of Assets and Liabilities
At 3/31/23
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $84,436,708, $218,270,109, $454,692,477, and $166,298,465, respectively)	$82,031,862	$210,747,001	$439,428,323	$160,684,679
Investments in affiliated issuers, at value (identified cost, $1,072,665, $4,624,800, $7,467,834, and $3,258,096, respectively)	1,072,843	4,625,535	7,469,318	3,258,731
Cash	—	72	—	3
Receivables for
Investments sold	—	—	—	195,000
Fund shares sold	27,394	71,947	324,211	306,951
Interest	964,378	2,717,819	6,204,758	2,027,014
Receivable from investment adviser	—	14,527	—	6,207
Other assets	441	815	1,461	723
Total assets	$84,096,918	$218,177,716	$453,428,071	$166,479,308
Liabilities
Payables for
Distributions	$8,774	$80,003	$64,065	$49,405
Fund shares reacquired	81,187	182,577	851,356	200,423
Payable to affiliates
Investment adviser	2,002	—	15,420	—
Administrative services fee	123	233	425	191
Shareholder servicing costs	15,072	44,441	83,712	32,126
Distribution and service fees	401	2,103	5,275	639
Payable for independent Trustees' compensation	4	31	2,380	8
Accrued expenses and other liabilities	74,746	84,448	95,626	81,787
Total liabilities	$182,309	$393,836	$1,118,259	$364,579
Net assets	$83,914,609	$217,783,880	$452,309,812	$166,114,729
Net assets consist of
Paid-in capital	$91,180,808	$237,161,630	$490,561,367	$178,258,776
Total distributable earnings (loss)	(7,266,199)	(19,377,750)	(38,251,555)	(12,144,047)
Net assets	$83,914,609	$217,783,880	$452,309,812	$166,114,729
67

Statements of Assets and Liabilities – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$73,256,285	$126,231,331	$302,523,763	$113,427,351
Class B	7,919	516,343	165,456	413,564
Class C	—	6,461,594	21,314,849	—
Class I	7,776,773	36,516,438	97,036,405	31,571,465
Class R6	2,873,632	48,058,174	31,269,339	20,702,349
Total net assets	$83,914,609	$217,783,880	$452,309,812	$166,114,729
Shares of beneficial interest outstanding
Class A	8,213,968	12,615,522	27,974,810	11,878,203
Class B	887	51,737	15,319	43,193
Class C	—	646,545	1,972,099	—
Class I	873,391	4,127,567	10,764,434	3,469,704
Class R6	322,735	5,433,548	3,468,687	2,275,046
Total shares of beneficial interest outstanding	9,410,981	22,874,919	44,195,349	17,666,146
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.92	$10.01	$10.81	$9.55
Offering price per share (100 / 95.75 x net asset value per share)	$9.32	$10.45	$11.29	$9.97
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.92	$9.98	$10.80	$9.57
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.99	$10.81	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.85	$9.01	$9.10
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.84	$9.01	$9.10
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
68

Statements of Assets and Liabilities – continued
At 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $216,272,456, $369,520,582, and $100,374,749, respectively)	$207,977,318	$353,836,432	$97,032,106
Investments in affiliated issuers, at value (identified cost, $2,629,636, $4,048,791, and $716,231, respectively)	2,629,846	4,049,683	716,373
Receivables for
Investments sold	176,378	—	350,000
Fund shares sold	172,491	491,985	212,064
Interest	2,760,787	4,665,755	1,366,320
Receivable from investment adviser	—	3,335	7,816
Other assets	780	1,254	466
Total assets	$213,717,600	$363,048,444	$99,685,145
Liabilities
Payables for
Distributions	$22,125	$67,058	$11,249
Fund shares reacquired	232,010	793,188	80,809
Payable to affiliates
Investment adviser	13,147	—	—
Administrative services fee	229	351	136
Shareholder servicing costs	35,436	82,787	22,283
Distribution and service fees	2,119	3,859	1,092
Payable for independent Trustees' compensation	2,398	2,372	2,381
Accrued expenses and other liabilities	84,328	89,408	74,235
Total liabilities	$391,792	$1,039,023	$192,185
Net assets	$213,325,808	$362,009,421	$99,492,960
Net assets consist of
Paid-in capital	$236,763,064	$392,522,815	$108,836,603
Total distributable earnings (loss)	(23,437,256)	(30,513,394)	(9,343,643)
Net assets	$213,325,808	$362,009,421	$99,492,960
69

Statements of Assets and Liabilities – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$154,643,821	$247,206,696	$79,775,799
Class B	137,303	236,996	49,389
Class C	—	8,670,912	—
Class I	44,457,109	85,821,412	16,441,736
Class R6	14,087,575	20,073,405	3,226,036
Total net assets	$213,325,808	$362,009,421	$99,492,960
Shares of beneficial interest outstanding
Class A	13,950,759	24,024,095	7,856,976
Class B	12,393	23,049	4,866
Class C	—	842,879	—
Class I	4,950,310	9,596,040	1,839,829
Class R6	1,568,425	2,242,820	361,021
Total shares of beneficial interest outstanding	20,481,887	36,728,883	10,062,692
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.08	$10.29	$10.15
Offering price per share (100 / 95.75 x net asset value per share)	$11.57	$10.75	$10.60
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.08	$10.28	$10.15
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.29	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.98	$8.94	$8.94
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.98	$8.95	$8.94
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
70

Financial Statements
Statements of Operations
Year ended 3/31/23
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$2,818,827	$8,395,459	$14,635,965	$5,516,377
Dividends from affiliated issuers	37,389	145,418	281,691	156,252
Other	201	698	1,705	530
Total investment income	$2,856,417	$8,541,575	$14,919,361	$5,673,159
Expenses
Management fee	$394,744	$1,042,363	$2,140,555	$764,962
Distribution and service fees	185,394	419,285	1,026,475	300,546
Shareholder servicing costs	58,769	175,965	339,910	126,930
Administrative services fee	23,512	46,356	85,051	36,534
Independent Trustees' compensation	3,603	5,850	9,943	4,879
Custodian fee	21,085	38,041	64,571	34,762
Shareholder communications	7,562	11,009	18,124	11,916
Audit and tax fees	63,808	63,816	63,826	63,812
Legal fees	4,883	12,060	7,932	10,456
Registration fees	59,463	73,536	79,446	63,418
Miscellaneous	27,615	30,548	34,655	28,910
Total expenses	$850,438	$1,918,829	$3,870,488	$1,447,125
Fees paid indirectly	(125)	(219)	(140)	(80)
Reduction of expenses by investment adviser and distributor	(123,087)	(194,798)	(65,346)	(336,454)
Net expenses	$727,226	$1,723,812	$3,805,002	$1,110,591
Net investment income (loss)	$2,129,191	$6,817,763	$11,114,359	$4,562,568
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,886,991)	$(8,287,517)	$(10,727,710)	$(4,206,699)
Affiliated issuers	(74)	(76)	(493)	(1,453)
Net realized gain (loss)	$(1,887,065)	$(8,287,593)	$(10,728,203)	$(4,208,152)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,460,082)	$(6,865,851)	$(10,634,979)	$(5,103,579)
Affiliated issuers	178	735	1,427	634
Net unrealized gain (loss)	$(2,459,904)	$(6,865,116)	$(10,633,552)	$(5,102,945)
Net realized and unrealized gain (loss)	$(4,346,969)	$(15,152,709)	$(21,361,755)	$(9,311,097)
Change in net assets from operations	$(2,217,778)	$(8,334,946)	$(10,247,396)	$(4,748,529)
See Notes to Financial Statements
71

Statements of Operations – continued
Year ended 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$7,111,497	$11,751,090	$3,392,487
Dividends from affiliated issuers	125,096	221,976	47,435
Other	591	1,344	362
Total investment income	$7,237,184	$11,974,410	$3,440,284
Expenses
Management fee	$1,045,887	$1,620,867	$461,070
Distribution and service fees	432,520	715,249	211,035
Shareholder servicing costs	145,283	294,804	87,028
Administrative services fee	46,555	66,619	25,844
Independent Trustees' compensation	6,122	8,111	4,097
Custodian fee	38,087	48,901	19,283
Shareholder communications	11,952	14,532	8,203
Audit and tax fees	63,817	63,820	63,809
Legal fees	9,817	8,305	2,672
Registration fees	61,834	74,728	62,709
Miscellaneous	30,352	32,537	27,660
Total expenses	$1,892,226	$2,948,473	$973,410
Fees paid indirectly	(311)	(76)	(27)
Reduction of expenses by investment adviser and distributor	(97,263)	(231,495)	(129,275)
Net expenses	$1,794,652	$2,716,902	$844,108
Net investment income (loss)	$5,442,532	$9,257,508	$2,596,176
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(9,604,920)	$(7,320,945)	$(2,295,257)
Affiliated issuers	(1,096)	2,949	387
Net realized gain (loss)	$(9,606,016)	$(7,317,996)	$(2,294,870)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,950,475)	$(9,132,442)	$(2,835,797)
Affiliated issuers	210	859	142
Net unrealized gain (loss)	$(2,950,265)	$(9,131,583)	$(2,835,655)
Net realized and unrealized gain (loss)	$(12,556,281)	$(16,449,579)	$(5,130,525)
Change in net assets from operations	$(7,113,749)	$(7,192,071)	$(2,534,349)
See Notes to Financial Statements
72

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,129,191	$6,817,763	$11,114,359	$4,562,568
Net realized gain (loss)	(1,887,065)	(8,287,593)	(10,728,203)	(4,208,152)
Net unrealized gain (loss)	(2,459,904)	(6,865,116)	(10,633,552)	(5,102,945)
Change in net assets from operations	$(2,217,778)	$(8,334,946)	$(10,247,396)	$(4,748,529)
Total distributions to shareholders	$(2,234,760)	$(7,026,543)	$(11,616,464)	$(4,736,498)
Change in net assets from fund share transactions	$(9,802,626)	$(26,384,440)	$(67,570,276)	$(15,531,967)
Total change in net assets	$(14,255,164)	$(41,745,929)	$(89,434,136)	$(25,016,994)
Net assets
At beginning of period	98,169,773	259,529,809	541,743,948	191,131,723
At end of period	$83,914,609	$217,783,880	$452,309,812	$166,114,729
Year ended 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,442,532	$9,257,508	$2,596,176
Net realized gain (loss)	(9,606,016)	(7,317,996)	(2,294,870)
Net unrealized gain (loss)	(2,950,265)	(9,131,583)	(2,835,655)
Change in net assets from operations	$(7,113,749)	$(7,192,071)	$(2,534,349)
Total distributions to shareholders	$(5,622,830)	$(9,469,451)	$(2,712,235)
Change in net assets from fund share transactions	$(53,709,621)	$4,859,970	$(7,381,557)
Total change in net assets	$(66,446,200)	$(11,801,552)	$(12,628,141)
Net assets
At beginning of period	279,772,008	373,810,973	112,121,101
At end of period	$213,325,808	$362,009,421	$99,492,960
See Notes to Financial Statements
73

Statements of Changes in Net Assets – continued
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,114,960	$6,242,652	$9,921,468	$4,044,418
Net realized gain (loss)	49,320	21,533	606,215	118,242
Net unrealized gain (loss)	(6,329,056)	(18,097,022)	(32,562,449)	(10,948,813)
Change in net assets from operations	$(4,164,776)	$(11,832,837)	$(22,034,766)	$(6,786,153)
Total distributions to shareholders	$(2,109,097)	$(6,174,943)	$(9,714,351)	$(3,972,270)
Change in net assets from fund share transactions	$(4,613,010)	$(7,256,169)	$29,972,562	$15,380,911
Total change in net assets	$(10,886,883)	$(25,263,949)	$(1,776,555)	$4,622,488
Net assets
At beginning of period	109,056,656	284,793,758	543,520,503	186,509,235
At end of period	$98,169,773	$259,529,809	$541,743,948	$191,131,723
Year ended 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$4,965,977	$8,720,619	$2,480,287
Net realized gain (loss)	235,431	762,330	424,167
Net unrealized gain (loss)	(17,655,390)	(24,058,558)	(6,225,546)
Change in net assets from operations	$(12,453,982)	$(14,575,609)	$(3,321,092)
Total distributions to shareholders	$(4,899,233)	$(8,403,189)	$(2,484,284)
Change in net assets from fund share transactions	$6,335,908	$13,421,250	$3,561,574
Total change in net assets	$(11,017,307)	$(9,557,548)	$(2,243,802)
Net assets
At beginning of period	290,789,315	383,368,521	114,364,903
At end of period	$279,772,008	$373,810,973	$112,121,101
See Notes to Financial Statements
74

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.33	$9.90	$9.63	$9.64	$9.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.19	$0.23	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.39)	(0.57)	0.27	(0.01)	0.08
Total from investment operations	$(0.18)	$(0.38)	$0.50	$0.27	$0.42
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.23)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$8.92	$9.33	$9.90	$9.63	$9.64
Total return (%) (r)(s)(t)(x)	(1.93)	(3.95)	5.20	2.80	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	0.97	0.97	0.98	1.00
Expenses after expense reductions (f)	0.85	0.80	0.81	0.82	0.83
Net investment income (loss)	2.41	1.90	2.33	2.88	3.53
Portfolio turnover	19	13	20	30	16
Net assets at end of period (000 omitted)	$73,256	$81,093	$92,395	$86,335	$79,190
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.35	$9.92	$9.64	$9.65	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.18	$0.22	$0.27
Net realized and unrealized gain (loss)	(0.41)	(0.57)	0.26	(0.01)	0.09
Total from investment operations	$(0.26)	$(0.45)	$0.44	$0.21	$0.36
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.12)	$(0.16)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.92	$9.35	$9.92	$9.64	$9.65
Total return (%) (r)(s)(t)(x)	(2.78)	(4.56)	4.63	2.14	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.72	1.72	1.73	1.75
Expenses after expense reductions (f)	1.50	1.45	1.46	1.47	1.49
Net investment income (loss)	1.71	1.26	1.79	2.24	2.87
Portfolio turnover	19	13	20	30	16
Net assets at end of period (000 omitted)	$8	$90	$115	$626	$659
See Notes to Financial Statements
75

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.31	$9.89	$9.61	$9.63	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.24	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.40)	(0.58)	0.28	(0.02)	0.09
Total from investment operations	$(0.18)	$(0.38)	$0.52	$0.27	$0.43
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.20)	$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$8.90	$9.31	$9.89	$9.61	$9.63
Total return (%) (r)(s)(t)(x)	(1.85)	(3.96)	5.41	2.79	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.72	0.72	0.72	0.75
Expenses after expense reductions (f)	0.75	0.70	0.70	0.71	0.74
Net investment income (loss)	2.50	2.00	2.42	2.96	3.63
Portfolio turnover	19	13	20	30	16
Net assets at end of period (000 omitted)	$7,777	$13,661	$13,878	$11,374	$8,672
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.31	$9.89	$9.61	$9.63	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.24	$0.29	$0.35
Net realized and unrealized gain (loss)	(0.40)	(0.58)	0.28	(0.01)	0.09
Total from investment operations	$(0.17)	$(0.38)	$0.52	$0.28	$0.44
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.20)	$(0.24)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$8.90	$9.31	$9.89	$9.61	$9.63
Total return (%) (r)(s)(t)(x)	(1.78)	(3.90)	5.48	2.85	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.65	0.65	0.66	0.68
Expenses after expense reductions (f)	0.68	0.64	0.64	0.65	0.67
Net investment income (loss)	2.57	2.06	2.47	2.95	3.71
Portfolio turnover	19	13	20	30	16
Net assets at end of period (000 omitted)	$2,874	$3,327	$2,668	$2,384	$867
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
76

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.62	$11.33	$10.93	$11.00	$10.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.29	$0.31	$0.40
Net realized and unrealized gain (loss)	(0.60)	(0.71)	0.39	(0.08)	0.11
Total from investment operations	$(0.31)	$(0.47)	$0.68	$0.23	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.24)	$(0.28)	$(0.30)	$(0.38)
Net asset value, end of period (x)	$10.01	$10.62	$11.33	$10.93	$11.00
Total return (%) (r)(s)(t)(x)	(2.91)	(4.30)	6.32	2.08	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.88	0.87	0.88	0.89
Expenses after expense reductions (f)	0.83	0.83	0.84	0.86	0.88
Net investment income (loss)	2.86	2.09	2.57	2.73	3.75
Portfolio turnover	35	19	45	25	17
Net assets at end of period (000 omitted)	$126,231	$153,525	$170,723	$174,514	$154,803
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.60	$11.31	$10.90	$10.97	$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.15	$0.20	$0.22	$0.32
Net realized and unrealized gain (loss)	(0.61)	(0.71)	0.41	(0.07)	0.11
Total from investment operations	$(0.40)	$(0.56)	$0.61	$0.15	$0.43
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.15)	$(0.20)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$9.98	$10.60	$11.31	$10.90	$10.97
Total return (%) (r)(s)(t)(x)	(3.74)	(5.02)	5.63	1.32	4.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.63	1.62	1.63	1.64
Expenses after expense reductions (f)	1.58	1.58	1.60	1.62	1.63
Net investment income (loss)	2.10	1.35	1.85	2.00	3.01
Portfolio turnover	35	19	45	25	17
Net assets at end of period (000 omitted)	$516	$725	$1,063	$2,193	$2,876
See Notes to Financial Statements
77

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.61	$11.32	$10.91	$10.98	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.15	$0.20	$0.22	$0.32
Net realized and unrealized gain (loss)	(0.61)	(0.71)	0.41	(0.07)	0.10
Total from investment operations	$(0.40)	$(0.56)	$0.61	$0.15	$0.42
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.15)	$(0.20)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$9.99	$10.61	$11.32	$10.91	$10.98
Total return (%) (r)(s)(t)(x)	(3.73)	(5.02)	5.63	1.32	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.63	1.62	1.63	1.64
Expenses after expense reductions (f)	1.58	1.58	1.59	1.62	1.63
Net investment income (loss)	2.09	1.34	1.83	1.98	2.99
Portfolio turnover	35	19	45	25	17
Net assets at end of period (000 omitted)	$6,462	$9,646	$12,260	$15,471	$16,953
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.39	$10.02	$9.66	$9.73	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.24	$0.28	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.53)	(0.64)	0.35	(0.08)	0.10
Total from investment operations	$(0.26)	$(0.40)	$0.63	$0.22	$0.48
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.23)	$(0.27)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$8.85	$9.39	$10.02	$9.66	$9.73
Total return (%) (r)(s)(t)(x)	(2.67)	(4.08)	6.65	2.25	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.62	0.62	0.63	0.64
Expenses after expense reductions (f)	0.58	0.58	0.59	0.62	0.63
Net investment income (loss)	3.10	2.32	2.81	2.97	3.99
Portfolio turnover	35	19	45	25	17
Net assets at end of period (000 omitted)	$36,516	$44,708	$95,882	$83,586	$68,415
See Notes to Financial Statements
78

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.39	$10.02	$9.66	$9.73	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.28	$0.30	$0.39
Net realized and unrealized gain (loss)	(0.54)	(0.64)	0.36	(0.07)	0.10
Total from investment operations	$(0.26)	$(0.39)	$0.64	$0.23	$0.49
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.28)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$8.84	$9.39	$10.02	$9.66	$9.73
Total return (%) (r)(s)(t)(x)	(2.70)	(4.02)	6.72	2.31	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.57	0.56	0.56	0.57
Expenses after expense reductions (f)	0.50	0.51	0.53	0.55	0.57
Net investment income (loss)	3.21	2.51	2.86	3.01	4.04
Portfolio turnover	35	19	45	25	17
Net assets at end of period (000 omitted)	$48,058	$50,925	$4,866	$3,092	$1,914
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.25	$11.91	$11.45	$11.59	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.21	$0.27	$0.32	$0.40
Net realized and unrealized gain (loss)	(0.43)	(0.67)	0.46	(0.13)	0.07
Total from investment operations	$(0.18)	$(0.46)	$0.73	$0.19	$0.47
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$10.81	$11.25	$11.91	$11.45	$11.59
Total return (%) (r)(s)(t)(x)	(1.56)	(3.91)	6.42	1.55	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.84	0.84	0.85	0.86
Expenses after expense reductions (f)	0.84	0.83	0.83	0.83	0.85
Net investment income (loss)	2.30	1.74	2.29	2.72	3.53
Portfolio turnover	30	16	25	28	19
Net assets at end of period (000 omitted)	$302,524	$354,752	$359,286	$326,916	$295,515
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.24	$11.90	$11.44	$11.57	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.12	$0.19	$0.24	$0.32
Net realized and unrealized gain (loss)	(0.42)	(0.67)	0.45	(0.13)	0.07
Total from investment operations	$(0.26)	$(0.55)	$0.64	$0.11	$0.39
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.80	$11.24	$11.90	$11.44	$11.57
Total return (%) (r)(s)(t)(x)	(2.29)	(4.63)	5.64	0.88	3.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.59	1.58	1.58	1.59	1.61
Net investment income (loss)	1.51	0.99	1.60	2.01	2.78
Portfolio turnover	30	16	25	28	19
Net assets at end of period (000 omitted)	$165	$323	$416	$788	$1,299
See Notes to Financial Statements
80

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.25	$11.91	$11.45	$11.58	$11.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.12	$0.18	$0.23	$0.32
Net realized and unrealized gain (loss)	(0.43)	(0.67)	0.46	(0.12)	0.07
Total from investment operations	$(0.26)	$(0.55)	$0.64	$0.11	$0.39
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.81	$11.25	$11.91	$11.45	$11.58
Total return (%) (r)(s)(t)(x)	(2.29)	(4.63)	5.63	0.88	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.59	1.58	1.58	1.59	1.61
Net investment income (loss)	1.54	0.99	1.56	1.96	2.78
Portfolio turnover	30	16	25	28	19
Net assets at end of period (000 omitted)	$21,315	$28,828	$35,315	$45,135	$38,639
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.38	$9.93	$9.55	$9.66	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.25	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.36)	(0.56)	0.38	(0.10)	0.06
Total from investment operations	$(0.13)	$(0.36)	$0.63	$0.19	$0.42
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.25)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$9.01	$9.38	$9.93	$9.55	$9.66
Total return (%) (r)(s)(t)(x)	(1.35)	(3.67)	6.64	1.87	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.59	0.59	0.60	0.61
Expenses after expense reductions (f)	0.59	0.58	0.58	0.59	0.60
Net investment income (loss)	2.54	1.99	2.52	2.95	3.77
Portfolio turnover	30	16	25	28	19
Net assets at end of period (000 omitted)	$97,036	$116,857	$113,800	$83,861	$58,802
See Notes to Financial Statements
81

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.38	$9.93	$9.55	$9.66	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.25	$0.30	$0.37
Net realized and unrealized gain (loss)	(0.36)	(0.55)	0.38	(0.11)	0.05
Total from investment operations	$(0.13)	$(0.35)	$0.63	$0.19	$0.42
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.20)	$(0.25)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$9.01	$9.38	$9.93	$9.55	$9.66
Total return (%) (r)(s)(t)(x)	(1.28)	(3.60)	6.71	1.94	4.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.52	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52	0.51	0.51	0.52	0.53
Net investment income (loss)	2.61	2.05	2.59	3.01	3.85
Portfolio turnover	30	16	25	28	19
Net assets at end of period (000 omitted)	$31,269	$40,985	$34,703	$24,040	$16,161
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
82

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.05	$10.60	$10.24	$10.26	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.21	$0.27	$0.33	$0.40
Net realized and unrealized gain (loss)	(0.49)	(0.55)	0.36	(0.02)	0.07
Total from investment operations	$(0.24)	$(0.34)	$0.63	$0.31	$0.47
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.21)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$9.55	$10.05	$10.60	$10.24	$10.26
Total return (%) (r)(s)(t)(x)	(2.31)	(3.29)	6.21	2.97	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.91	0.92	0.94	0.96
Expenses after expense reductions (f)	0.69	0.71	0.76	0.78	0.80
Net investment income (loss)	2.65	2.02	2.55	3.13	3.91
Portfolio turnover	29	19	28	17	16
Net assets at end of period (000 omitted)	$113,427	$132,466	$137,727	$117,575	$105,777
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.07	$10.62	$10.27	$10.29	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.14	$0.19	$0.25	$0.32
Net realized and unrealized gain (loss)	(0.49)	(0.56)	0.35	(0.02)	0.07
Total from investment operations	$(0.31)	$(0.42)	$0.54	$0.23	$0.39
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.13)	$(0.19)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$9.57	$10.07	$10.62	$10.27	$10.29
Total return (%) (r)(s)(t)(x)	(3.03)	(4.00)	5.32	2.21	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.66	1.67	1.69	1.71
Expenses after expense reductions (f)	1.44	1.46	1.51	1.53	1.55
Net investment income (loss)	1.89	1.27	1.86	2.40	3.15
Portfolio turnover	29	19	28	17	16
Net assets at end of period (000 omitted)	$414	$577	$851	$1,507	$2,373
See Notes to Financial Statements
83

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.57	$10.09	$9.76	$9.78	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.21	$0.26	$0.32	$0.38
Net realized and unrealized gain (loss)	(0.46)	(0.52)	0.34	(0.02)	0.08
Total from investment operations	$(0.21)	$(0.31)	$0.60	$0.30	$0.46
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.21)	$(0.27)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$9.10	$9.57	$10.09	$9.76	$9.78
Total return (%) (r)(s)(t)(x)	(2.15)	(3.16)	6.18	3.06	4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.66	0.67	0.69	0.71
Expenses after expense reductions (f)	0.59	0.61	0.66	0.68	0.70
Net investment income (loss)	2.74	2.11	2.64	3.21	4.00
Portfolio turnover	29	19	28	17	16
Net assets at end of period (000 omitted)	$31,571	$37,530	$32,103	$26,064	$20,253
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.58	$10.10	$9.76	$9.78	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.22	$0.27	$0.33	$0.40
Net realized and unrealized gain (loss)	(0.48)	(0.52)	0.34	(0.02)	0.07
Total from investment operations	$(0.22)	$(0.30)	$0.61	$0.31	$0.47
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$9.10	$9.58	$10.10	$9.76	$9.78
Total return (%) (r)(s)(t)(x)	(2.19)	(3.09)	6.35	3.13	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.59	0.60	0.61	0.64
Expenses after expense reductions (f)	0.52	0.54	0.59	0.60	0.63
Net investment income (loss)	2.83	2.18	2.71	3.28	4.13
Portfolio turnover	29	19	28	17	16
Net assets at end of period (000 omitted)	$20,702	$20,559	$15,830	$13,031	$10,736
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
84

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.61	$12.30	$11.94	$11.97	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.19	$0.25	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.52)	(0.69)	0.36	(0.04)	0.10
Total from investment operations	$(0.27)	$(0.50)	$0.61	$0.29	$0.51
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.19)	$(0.25)	$(0.32)	$(0.37)
Net asset value, end of period (x)	$11.08	$11.61	$12.30	$11.94	$11.97
Total return (%) (r)(s)(t)(x)	(2.26)	(4.15)	5.18	2.44	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.86	0.87	0.88	0.90
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	2.27	1.55	2.08	2.68	3.49
Portfolio turnover	28	22	23	22	14
Net assets at end of period (000 omitted)	$154,644	$204,883	$222,730	$192,059	$156,427
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.60	$12.30	$11.93	$11.97	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.10	$0.18	$0.24	$0.32
Net realized and unrealized gain (loss)	(0.51)	(0.70)	0.35	(0.05)	0.11
Total from investment operations	$(0.34)	$(0.60)	$0.53	$0.19	$0.43
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.10)	$(0.16)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$11.08	$11.60	$12.30	$11.93	$11.97
Total return (%) (r)(s)(t)(x)	(2.91)	(4.95)	4.50	1.59	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.61	1.62	1.64	1.65
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	1.55	0.81	1.48	1.96	2.74
Portfolio turnover	28	22	23	22	14
Net assets at end of period (000 omitted)	$137	$146	$280	$1,200	$1,955
See Notes to Financial Statements
85

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.40	$9.97	$9.67	$9.70	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.23	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.42)	(0.57)	0.30	(0.03)	0.08
Total from investment operations	$(0.19)	$(0.39)	$0.53	$0.26	$0.44
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.23)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$8.98	$9.40	$9.97	$9.67	$9.70
Total return (%) (r)(s)(t)(x)	(1.93)	(4.02)	5.53	2.63	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.61	0.62	0.63	0.65
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	2.52	1.80	2.31	2.92	3.74
Portfolio turnover	28	22	23	22	14
Net assets at end of period (000 omitted)	$44,457	$56,292	$53,171	$35,189	$28,182
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.41	$9.97	$9.67	$9.70	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.19	$0.23	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.42)	(0.57)	0.31	(0.03)	0.09
Total from investment operations	$(0.19)	$(0.38)	$0.54	$0.26	$0.45
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.24)	$(0.29)	$(0.33)
Net asset value, end of period (x)	$8.98	$9.41	$9.97	$9.67	$9.70
Total return (%) (r)(s)(t)(x)	(1.96)	(3.86)	5.59	2.68	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	0.55	0.55	0.57	0.58
Expenses after expense reductions (f)	0.53	0.53	0.53	0.53	0.52
Net investment income (loss)	2.59	1.86	2.36	2.95	3.81
Portfolio turnover	28	22	23	22	14
Net assets at end of period (000 omitted)	$14,088	$18,450	$14,608	$8,892	$4,341
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
86

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.77	$11.42	$11.07	$11.14	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.29	$0.33	$0.37
Net realized and unrealized gain (loss)	(0.48)	(0.65)	0.36	(0.08)	0.13
Total from investment operations	$(0.22)	$(0.41)	$0.65	$0.25	$0.50
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.30)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$10.29	$10.77	$11.42	$11.07	$11.14
Total return (%) (r)(s)(t)(x)	(1.96)	(3.72)	5.94	2.22	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.87	0.88	0.91	0.92
Expenses after expense reductions (f)	0.81	0.81	0.82	0.84	0.84
Net investment income (loss)	2.52	2.14	2.57	2.88	3.37
Portfolio turnover	34	23	21	24	15
Net assets at end of period (000 omitted)	$247,207	$246,986	$251,971	$235,639	$226,366
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.81	0.81	0.81	0.81
See Notes to Financial Statements
87

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.76	$11.41	$11.06	$11.13	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.16	$0.21	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.47)	(0.66)	0.36	(0.07)	0.12
Total from investment operations	$(0.29)	$(0.50)	$0.57	$0.17	$0.41
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.22)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$10.28	$10.76	$11.41	$11.06	$11.13
Total return (%) (r)(s)(t)(x)	(2.68)	(4.45)	5.16	1.46	3.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.62	1.63	1.66	1.67
Expenses after expense reductions (f)	1.56	1.56	1.57	1.59	1.60
Net investment income (loss)	1.76	1.39	1.82	2.14	2.62
Portfolio turnover	34	23	21	24	15
Net assets at end of period (000 omitted)	$237	$387	$436	$581	$755
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.56	1.56	1.56	1.56
	Year ended
Class C	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.77	$11.42	$11.06	$11.14	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.16	$0.21	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.47)	(0.66)	0.37	(0.08)	0.13
Total from investment operations	$(0.29)	$(0.50)	$0.58	$0.16	$0.42
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.22)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$10.29	$10.77	$11.42	$11.06	$11.14
Total return (%) (r)(s)(t)(x)	(2.69)	(4.44)	5.25	1.36	3.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.62	1.63	1.66	1.67
Expenses after expense reductions (f)	1.56	1.56	1.57	1.59	1.60
Net investment income (loss)	1.76	1.39	1.82	2.13	2.62
Portfolio turnover	34	23	21	24	15
Net assets at end of period (000 omitted)	$8,671	$11,754	$14,348	$16,736	$17,665
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.56	1.56	1.56	1.56
See Notes to Financial Statements
88

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.36	$9.93	$9.62	$9.68	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.24	$0.28	$0.31	$0.34
Net realized and unrealized gain (loss)	(0.42)	(0.58)	0.32	(0.07)	0.11
Total from investment operations	$(0.17)	$(0.34)	$0.60	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.29)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$8.94	$9.36	$9.93	$9.62	$9.68
Total return (%) (r)(s)(t)(x)	(1.75)	(3.53)	6.26	2.47	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.63	0.66	0.67
Expenses after expense reductions (f)	0.56	0.56	0.57	0.59	0.60
Net investment income (loss)	2.76	2.39	2.80	3.12	3.61
Portfolio turnover	34	23	21	24	15
Net assets at end of period (000 omitted)	$85,821	$88,808	$94,495	$71,807	$57,139
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.56	0.56	0.56	0.56
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.37	$9.93	$9.63	$9.69	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.24	$0.28	$0.31	$0.35
Net realized and unrealized gain (loss)	(0.41)	(0.56)	0.31	(0.06)	0.12
Total from investment operations	$(0.16)	$(0.32)	$0.59	$0.25	$0.47
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.29)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$8.95	$9.37	$9.93	$9.63	$9.69
Total return (%) (r)(s)(t)(x)	(1.66)	(3.35)	6.23	2.55	5.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.54	0.55	0.58	0.59
Expenses after expense reductions (f)	0.48	0.48	0.50	0.51	0.51
Net investment income (loss)	2.84	2.46	2.87	3.20	3.69
Portfolio turnover	34	23	21	24	15
Net assets at end of period (000 omitted)	$20,073	$25,876	$22,118	$14,286	$10,153
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.48	0.48	0.48	0.48

See Notes to Financial Statements
89

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
90

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.64	$11.19	$10.95	$10.98	$10.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.28	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.48)	(0.55)	0.24	(0.03)	0.06
Total from investment operations	$(0.23)	$(0.32)	$0.52	$0.30	$0.44
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.28)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$10.15	$10.64	$11.19	$10.95	$10.98
Total return (%) (r)(s)(t)(x)	(2.08)	(2.90)	4.81	2.75	4.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	0.97	0.97	0.98	0.98
Expenses after expense reductions (f)	0.87	0.87	0.87	0.86	0.86
Net investment income (loss)	2.49	2.09	2.51	3.00	3.53
Portfolio turnover	24	21	23	19	17
Net assets at end of period (000 omitted)	$79,776	$94,024	$99,380	$98,950	$98,510
	Year ended
Class B	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.63	$11.18	$10.95	$10.98	$10.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.15	$0.20	$0.25	$0.30
Net realized and unrealized gain (loss)	(0.47)	(0.55)	0.23	(0.03)	0.06
Total from investment operations	$(0.29)	$(0.40)	$0.43	$0.22	$0.36
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.20)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$10.15	$10.63	$11.18	$10.95	$10.98
Total return (%) (r)(s)(t)(x)	(2.72)	(3.63)	3.93	1.98	3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.72	1.72	1.73	1.73
Expenses after expense reductions (f)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	1.74	1.35	1.78	2.28	2.77
Portfolio turnover	24	21	23	19	17
Net assets at end of period (000 omitted)	$49	$54	$109	$155	$494
See Notes to Financial Statements
91

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.36	$9.84	$9.64	$9.67	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.27	$0.32	$0.36
Net realized and unrealized gain (loss)	(0.41)	(0.48)	0.20	(0.03)	0.06
Total from investment operations	$(0.17)	$(0.25)	$0.47	$0.29	$0.42
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.27)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.94	$9.36	$9.84	$9.64	$9.67
Total return (%) (r)(s)(t)(x)	(1.72)	(2.63)	4.94	2.95	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	0.72	0.72	0.73	0.73
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	2.74	2.32	2.73	3.23	3.75
Portfolio turnover	24	21	23	19	17
Net assets at end of period (000 omitted)	$16,442	$16,290	$14,052	$7,545	$6,248
	Year ended
Class R6	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.36	$9.84	$9.63	$9.66	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.28	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.41)	(0.47)	0.21	(0.03)	0.04
Total from investment operations	$(0.16)	$(0.24)	$0.49	$0.29	$0.41
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.28)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.94	$9.36	$9.84	$9.63	$9.66
Total return (%) (r)(s)(t)(x)	(1.65)	(2.56)	5.13	3.02	4.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.64	0.64	0.64	0.64
Expenses after expense reductions (f)	0.54	0.54	0.54	0.54	0.53
Net investment income (loss)	2.85	2.38	2.83	3.27	3.87
Portfolio turnover	24	21	23	19	17
Net assets at end of period (000 omitted)	$3,226	$1,754	$824	$715	$246
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
92

Notes to Financial Statements
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading
93

Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$81,812,442	$—	$81,812,442
U.S. Corporate Bonds	—	219,420	—	219,420
Mutual Funds	1,072,843	—	—	1,072,843
Total	$1,072,843	$82,031,862	$—	$83,104,705
New York Fund
Financial Instruments
Municipal Bonds	$—	$210,122,388	$—	$210,122,388
U.S. Corporate Bonds	—	624,613	—	624,613
Mutual Funds	4,625,535	—	—	4,625,535
Total	$4,625,535	$210,747,001	$—	$215,372,536
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$438,295,827	$—	$438,295,827
U.S. Corporate Bonds	—	1,132,496	—	1,132,496
Mutual Funds	7,469,318	—	—	7,469,318
Total	$7,469,318	$439,428,323	$—	$446,897,641
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$160,317,517	$—	$160,317,517
U.S. Corporate Bonds	—	367,162	—	367,162
Mutual Funds	3,258,731	—	—	3,258,731
Total	$3,258,731	$160,684,679	$—	$163,943,410
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$207,400,391	$—	$207,400,391
U.S. Corporate Bonds	—	576,927	—	576,927
Mutual Funds	2,629,846	—	—	2,629,846
Total	$2,629,846	$207,977,318	$—	$210,607,164
94

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$353,035,113	$—	$353,035,113
U.S. Corporate Bonds	—	801,319	—	801,319
Mutual Funds	4,049,683	—	—	4,049,683
Total	$4,049,683	$353,836,432	$—	$357,886,115
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$96,781,383	$—	$96,781,383
U.S. Corporate Bonds	—	250,723	—	250,723
Mutual Funds	716,373	—	—	716,373
Total	$716,373	$97,032,106	$—	$97,748,479
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2023, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
95

Notes to Financial Statements  - continued
Book/tax differences primarily relate to defaulted bonds, wash sale loss deferrals, amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$58,068	$282,858	$274,803	$220,372	$243,505	$384,305	$84,387
Tax-exempt income	2,176,692	6,743,685	11,341,661	4,516,126	5,379,325	9,085,146	2,627,848
Total distributions	$2,234,760	$7,026,543	$11,616,464	$4,736,498	$5,622,830	$9,469,451	$2,712,235
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$27,218	$85,587	$180,338	$73,982	$100,897	$183,867	$52,427
Tax-exempt income	2,081,879	6,089,356	9,534,013	3,898,288	4,798,336	8,219,322	2,431,857
Total distributions	$2,109,097	$6,174,943	$9,714,351	$3,972,270	$4,899,233	$8,403,189	$2,484,284
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$85,762,299	$223,322,116	$462,773,199	$169,837,539
Gross appreciation	1,252,961	2,606,336	4,469,543	2,061,213
Gross depreciation	(3,910,555)	(10,555,916)	(20,345,101)	(7,955,342)
Net unrealized appreciation (depreciation)	$(2,657,594)	$(7,949,580)	$(15,875,558)	$(5,894,129)
Undistributed ordinary income	3,315	146,186	81,957	4,271
Undistributed tax-exempt income	454,472	1,402,208	2,178,952	910,121
Capital loss carryforwards	(4,875,465)	(12,320,398)	(23,475,075)	(6,700,696)
Other temporary differences	(190,927)	(656,166)	(1,161,831)	(463,614)
Total distributable earnings (loss)	$(7,266,199)	$(19,377,750)	$(38,251,555)	$(12,144,047)
As of 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$219,174,931	$373,886,113	$101,278,369
Gross appreciation	2,066,768	3,597,619	994,460
Gross depreciation	(10,634,535)	(19,597,617)	(4,524,350)
Net unrealized appreciation (depreciation)	$(8,567,767)	$(15,999,998)	$(3,529,890)
Undistributed ordinary income	—	—	15,920
Undistributed tax-exempt income	1,153,565	1,746,617	517,455
Capital loss carryforwards	(15,505,590)	(15,343,516)	(6,102,646)
Other temporary differences	(517,464)	(916,497)	(244,482)
Total distributable earnings (loss)	$(23,437,256)	$(30,513,394)	$(9,343,643)
As of March 31, 2023, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,659,270)	$(6,308,479)	$(11,633,060)	$(3,542,058)	$(4,700,755)	$(5,589,554)	$(2,082,898)
Long-Term	(3,216,195)	(6,011,919)	(11,842,015)	(3,158,638)	(10,804,835)	(9,753,962)	(4,019,748)
Total	$(4,875,465)	$(12,320,398)	$(23,475,075)	$(6,700,696)	$(15,505,590)	$(15,343,516)	$(6,102,646)
96

Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22
Class A	$1,872,021	$1,753,181	$3,974,888	$3,549,948	$7,560,408	$6,185,717	$3,253,708	$2,798,683
Class B	995	1,257	13,317	11,603	4,083	3,640	9,679	8,925
Class C	—	—	165,999	159,120	392,590	323,974	—	—
Class I	282,216	292,636	1,309,073	2,030,412	2,797,517	2,372,992	893,788	760,115
Class R6	79,528	62,023	1,563,266	423,860	861,866	828,028	579,323	404,547
Total	$2,234,760	$2,109,097	$7,026,543	$6,174,943	$11,616,464	$9,714,351	$4,736,498	$3,972,270
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/23	Year Ended 3/31/22
Class A	$4,054,666	$3,441,883	$6,349,347	$5,278,330	$2,189,595	$2,076,723
Class B	2,238	1,488	5,456	5,631	926	952
Class C	—	—	174,262	178,905	—	—
Class I	1,177,884	1,116,984	2,328,407	2,314,962	452,344	375,186
Class R6	388,042	338,878	611,979	625,361	69,370	31,423
Total	$5,622,830	$4,899,233	$9,469,451	$8,403,189	$2,712,235	$2,484,284
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$12,038	$31,792	$65,272	$23,303	$31,936	$49,363	$14,056
The management fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%
97

Notes to Financial Statements  - continued
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2023. For the year ended March 31, 2023, these reductions amounted to the following for the New York Fund, the North Carolina Fund, the Pennsylvania Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$163,006	$3	$135,007	$65,300	$182,063	$115,218
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$3,692	$818	$4,802	$3,927	$5,396	$2,754	$1,233
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$184,855
New York Fund	—	0.25%	0.25%	0.25%	337,222
North Carolina Fund	—	0.25%	0.25%	0.25%	785,673
Pennsylvania Fund	—	0.25%	0.25%	0.10%	295,681
South Carolina Fund	—	0.25%	0.25%	0.25%	431,143
Virginia Fund	—	0.25%	0.25%	0.25%	616,846
West Virginia Fund	—	0.25%	0.25%	0.25%	210,535
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$539
New York Fund	0.75%	0.25%	1.00%	1.00%	6,084
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	2,522
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	4,865
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,377
Virginia Fund	0.75%	0.25%	1.00%	1.00%	2,988
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	500
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$75,979
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	238,280
Virginia Fund	0.75%	0.25%	1.00%	1.00%	95,415
98

Notes to Financial Statements  - continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$185,394	$419,285	$1,026,475	$300,546	$432,520	$715,249	$211,035
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$71	$5	$27	$69	$1
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these reductions amounted to $110,914 and $135 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, these reductions amounted to $177,409 and $730 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2023, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$878	$12,504	$23,388	$9,034	$8,933	$6,668	$315
Class B	—	771	—	469	—	562	—
Class C	N/A	786	568	N/A	N/A	412	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$2,369	$15,214	$16,344	$15,666	$7,611	$15,176	$4,074
Annual percentage of average daily net assets	0.0027%	0.0066%	0.0034%	0.0092%	0.0033%	0.0042%	0.0040%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$56,400	$160,751	$323,566	$111,264	$137,672	$279,628	$82,954
99

Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0268%	0.0200%	0.0179%	0.0215%	0.0200%	0.0185%	0.0252%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2023:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$266	$263	$266	$263
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,350	$2,377	$2,366	$2,376
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
North Carolina Fund	Class R6	5,743	$57,893
Virginia Fund	Class R6	5,774	58,142
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
Mississippi Fund	Class I	15	$137
New York Fund	Class I	18	165
North Carolina Fund	Class I	16	148
North Carolina Fund	Class R6	18	166
Pennsylvania Fund	Class I	17	159
South Carolina Fund	Class I	15	139
Virginia Fund	Class I	16	147
Virginia Fund	Class R6	21	193
West Virginia Fund	Class I	15	137
During the year ended March 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the Pennsylvania Fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,862.
100

Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended March 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$16,280,626	$79,083,521	$136,649,882	$46,990,445	$63,344,021	$131,561,633	$24,409,238
Sales	$24,048,845	$103,217,059	$163,026,098	$50,191,977	$104,623,050	$118,427,075	$30,545,828
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,018,773	$ 9,067,006	664,473	$ 6,608,160	1,612,232	$ 16,075,395	1,535,775	$ 17,534,239
Class B	10	90	69	685	—	3	6	67
Class C	—	—	—	—	56,801	565,117	94,505	1,085,512
Class I	324,258	2,880,365	262,884	2,607,152	2,191,263	19,273,599	993,410	10,039,839
Class R6	73,853	660,231	114,707	1,130,805	299,108	2,633,060	5,009,657	50,791,805
	1,416,894	$12,607,692	1,042,133	$10,346,802	4,159,404	$38,547,174	7,633,353	$79,451,462
Shares issued to shareholders in reinvestment of distributions
Class A	202,281	$ 1,790,717	170,189	$ 1,681,291	343,648	$ 3,420,403	269,871	$ 3,063,742
Class B	93	825	34	330	1,313	13,029	966	10,944
Class C	—	—	—	—	15,408	153,202	12,520	142,014
Class I	29,011	256,350	26,744	263,696	115,161	1,013,316	168,723	1,703,392
Class R6	8,995	79,528	6,298	62,011	177,756	1,563,264	43,348	423,860
	240,380	$2,127,420	203,265	$2,007,328	653,286	$6,163,214	495,428	$5,343,952
Shares reacquired
Class A	(1,698,929)	$ (15,074,773)	(1,474,819)	$ (14,370,002)	(3,791,175)	$ (37,759,154)	(2,418,241)	$(27,305,790)
Class B	(8,829)	(78,549)	(2,127)	(21,293)	(18,020)	(179,027)	(26,589)	(301,471)
Class C	—	—	—	—	(334,694)	(3,313,873)	(281,029)	(3,139,981)
Class I	(946,422)	(8,343,888)	(226,922)	(2,243,329)	(2,938,093)	(25,718,519)	(5,967,800)	(60,139,644)
Class R6	(117,245)	(1,040,528)	(33,794)	(332,516)	(466,164)	(4,124,255)	(115,641)	(1,164,697)
	(2,771,425)	$(24,537,738)	(1,737,662)	$(16,967,140)	(7,548,146)	$(71,094,828)	(8,809,300)	$(92,051,583)
Net change
Class A	(477,875)	$ (4,217,050)	(640,157)	$ (6,080,551)	(1,835,295)	$ (18,263,356)	(612,595)	$ (6,707,809)
Class B	(8,726)	(77,634)	(2,024)	(20,278)	(16,707)	(165,995)	(25,617)	(290,460)
Class C	—	—	—	—	(262,485)	(2,595,554)	(174,004)	(1,912,455)
Class I	(593,153)	(5,207,173)	62,706	627,519	(631,669)	(5,431,604)	(4,805,667)	(48,396,413)
Class R6	(34,397)	(300,769)	87,211	860,300	10,700	72,069	4,937,364	50,050,968
	(1,114,151)	$(9,802,626)	(492,264)	$(4,613,010)	(2,735,456)	$(26,384,440)	(680,519)	$(7,256,169)
101

Notes to Financial Statements  - continued
	North Carolina Fund				Pennsylvania Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	15,937,908	$ 169,352,402	5,850,253	$ 68,685,618	1,936,430	$ 18,407,445	1,746,541	$ 18,605,633
Class B	—	—	—	—	11,207	108,343	21	221
Class C	178,511	1,904,368	271,155	3,267,571	—	—	—	—
Class I	5,433,999	48,750,067	3,227,645	32,146,638	1,577,787	14,289,405	2,876,721	29,048,205
Class R6	1,644,324	14,637,720	1,746,451	17,419,228	1,007,875	9,102,153	783,738	7,965,889
	23,194,742	$234,644,557	11,095,504	$121,519,055	4,533,299	$41,907,346	5,407,021	$55,619,948
Shares issued to shareholders in reinvestment of distributions
Class A	672,819	$ 7,200,381	492,347	$ 5,862,338	327,843	$ 3,109,403	249,591	$ 2,653,059
Class B	376	4,025	274	3,261	984	9,354	774	8,258
Class C	35,503	379,733	26,217	312,225	—	—	—	—
Class I	282,258	2,517,802	211,310	2,096,544	92,196	833,133	62,687	634,112
Class R6	91,512	817,271	79,594	789,299	28,543	258,036	16,645	168,358
	1,082,468	$10,919,212	809,742	$9,063,667	449,566	$4,209,926	329,697	$3,463,787
Shares reacquired
Class A	(20,163,392)	$(214,917,787)	(4,974,968)	$ (58,723,641)	(3,568,841)	$ (33,995,612)	(1,812,074)	$(19,208,090)
Class B	(13,768)	(146,968)	(6,503)	(77,669)	(26,279)	(248,457)	(23,588)	(252,205)
Class C	(805,366)	(8,637,197)	(700,146)	(8,308,265)	—	—	—	—
Class I	(7,410,416)	(65,841,610)	(2,440,231)	(24,144,249)	(2,120,043)	(19,170,095)	(2,200,423)	(22,031,600)
Class R6	(2,636,646)	(23,590,483)	(951,058)	(9,356,336)	(908,309)	(8,235,075)	(221,256)	(2,210,929)
	(31,029,588)	$(313,134,045)	(9,072,906)	$(100,610,160)	(6,623,472)	$(61,649,239)	(4,257,341)	$(43,702,824)
Net change
Class A	(3,552,665)	$ (38,365,004)	1,367,632	$ 15,824,315	(1,304,568)	$ (12,478,764)	184,058	$ 2,050,602
Class B	(13,392)	(142,943)	(6,229)	(74,408)	(14,088)	(130,760)	(22,793)	(243,726)
Class C	(591,352)	(6,353,096)	(402,774)	(4,728,469)	—	—	—	—
Class I	(1,694,159)	(14,573,741)	998,724	10,098,933	(450,060)	(4,047,557)	738,985	7,650,717
Class R6	(900,810)	(8,135,492)	874,987	8,852,191	128,109	1,125,114	579,127	5,923,318
	(6,752,378)	$(67,570,276)	2,832,340	$29,972,562	(1,640,607)	$(15,531,967)	1,479,377	$15,380,911
	South Carolina Fund				Virginia Fund
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,453,070	$ 16,015,542	2,372,086	$ 29,319,454	16,437,061	$ 166,413,666	3,082,317	$ 34,747,094
Class B	—	—	—	—	34	359	2,264	26,007
Class C	—	—	—	—	104,741	1,066,867	68,268	784,471
Class I	2,782,524	24,452,341	2,681,963	26,859,693	6,940,567	61,299,000	3,127,472	31,010,484
Class R6	765,590	6,801,579	806,676	8,094,413	1,055,514	9,406,522	1,010,801	10,065,928
	5,001,184	$47,269,462	5,860,725	$64,273,560	24,537,917	$238,186,414	7,291,122	$76,633,984
Shares issued to shareholders in reinvestment of distributions
Class A	358,083	$ 3,932,028	270,984	$ 3,330,868	574,637	$ 5,860,260	419,275	$ 4,776,019
Class B	204	2,238	120	1,480	494	5,032	430	4,899
Class C	—	—	—	—	15,269	155,703	13,848	157,810
Class I	115,738	1,030,612	97,823	974,446	233,134	2,067,395	199,270	1,972,533
Class R6	43,595	387,858	34,067	338,875	68,668	609,841	63,023	623,830
	517,620	$5,352,736	402,994	$4,645,669	892,202	$8,698,231	695,846	$7,535,091
102

Notes to Financial Statements  - continued
	South Carolina Fund − continued				Virginia Fund − continued
	Year ended 3/31/23		Year ended 3/31/22		Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,512,390)	$ (60,411,065)	(3,092,604)	$(37,841,157)	(15,918,553)	$(160,940,142)	(2,630,752)	$(29,754,374)
Class B	(426)	(4,675)	(10,273)	(127,051)	(13,455)	(136,056)	(4,883)	(55,280)
Class C	—	—	—	—	(368,755)	(3,767,138)	(247,059)	(2,811,487)
Class I	(3,934,218)	(35,194,045)	(2,127,322)	(21,223,924)	(7,064,768)	(62,556,061)	(3,358,779)	(32,848,183)
Class R6	(1,202,514)	(10,722,034)	(344,094)	(3,391,189)	(1,643,452)	(14,625,278)	(538,116)	(5,278,501)
	(10,649,548)	$(106,331,819)	(5,574,293)	$(62,583,321)	(25,008,983)	$(242,024,675)	(6,779,589)	$(70,747,825)
Net change
Class A	(3,701,237)	$ (40,463,495)	(449,534)	$ (5,190,835)	1,093,145	$ 11,333,784	870,840	$ 9,768,739
Class B	(222)	(2,437)	(10,153)	(125,571)	(12,927)	(130,665)	(2,189)	(24,374)
Class C	—	—	—	—	(248,745)	(2,544,568)	(164,943)	(1,869,206)
Class I	(1,035,956)	(9,711,092)	652,464	6,610,215	108,933	810,334	(32,037)	134,834
Class R6	(393,329)	(3,532,597)	496,649	5,042,099	(519,270)	(4,608,915)	535,708	5,411,257
	(5,130,744)	$(53,709,621)	689,426	$6,335,908	421,136	$4,859,970	1,207,379	$13,421,250
	West Virginia Fund
	Year ended 3/31/23		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	866,487	$ 8,787,393	798,195	$ 8,965,316
Class B	—	—	2	16
Class I	557,936	4,960,718	455,289	4,508,333
Class R6	232,364	2,040,176	119,674	1,181,222
	1,656,787	$15,788,287	1,373,160	$14,654,887
Shares issued to shareholders in reinvestment of distributions
Class A	210,761	$ 2,121,870	178,745	$ 1,999,069
Class B	92	926	84	947
Class I	44,164	391,284	31,219	306,989
Class R6	7,844	69,370	3,206	31,423
	262,861	$2,583,450	213,254	$2,338,428
Shares reacquired
Class A	(2,061,021)	$ (20,703,458)	(1,021,241)	$(11,484,492)
Class B	(277)	(2,736)	(4,742)	(53,412)
Class I	(502,486)	(4,455,646)	(173,626)	(1,708,211)
Class R6	(66,569)	(591,454)	(19,253)	(185,626)
	(2,630,353)	$(25,753,294)	(1,218,862)	$(13,431,741)
Net change
Class A	(983,773)	$ (9,794,195)	(44,301)	$ (520,107)
Class B	(185)	(1,810)	(4,656)	(52,449)
Class I	99,614	896,356	312,882	3,107,111
Class R6	173,639	1,518,092	103,627	1,027,019
	(710,705)	$(7,381,557)	367,552	$3,561,574
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
103

Notes to Financial Statements  - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$443	$1,143	$2,357	$854	$1,241	$1,716	$512
Interest Expense	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2023, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$2,539,919	$27,913,079	$29,380,259	$(74)	$178	$1,072,843
New York Fund	5,439,822	86,410,840	87,225,786	(76)	735	4,625,535
North Carolina Fund	41,867,648	188,984,258	223,383,522	(493)	1,427	7,469,318
Pennsylvania Fund	12,967,834	59,319,049	69,027,333	(1,453)	634	3,258,731
South Carolina Fund	13,600,641	93,540,954	104,510,863	(1,096)	210	2,629,846
Virginia Fund	7,310,732	166,616,118	169,880,975	2,949	859	4,049,683
West Virginia Fund	2,356,969	36,098,701	37,739,826	387	142	716,373
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$37,389	$—
New York Fund	145,418	—
North Carolina Fund	281,691	—
Pennsylvania Fund	156,252	—
South Carolina Fund	125,096	—
Virginia Fund	221,976	—
West Virginia Fund	47,435	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference
104

Notes to Financial Statements  - continued
rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the funds.
105

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
106

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
107

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
108

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
109

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
110

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Mississippi Fund	97.40%
New York Fund	95.97%
North Carolina Fund	97.63%
Pennsylvania Fund	95.35%
South Carolina Fund	95.67%
Virginia Fund	95.94%
West Virginia Fund	96.89%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
111

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
112

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
113

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2023
MFS®  Municipal
Intermediate Fund
MIU-ANN

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	13.6%
Housing - Single Family	7.7%
Healthcare Revenue - Long-Term Care	7.5%
Airport Revenue	7.0%
Universities - Colleges	6.9%
Multi-Family Housing Revenue	6.4%
General Obligations - General Purpose	5.7%
Water & Sewer Utility Revenue	4.6%
State & Local Agencies	4.1%
Miscellaneous Revenue - Other	3.8%
Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	20.5%
A	33.8%
BBB	23.3%
BB	5.7%
B	0.3%
CCC (o)	0.0%
CC (o)	0.0%
D	0.4%
Not Rated	6.1%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	5.7
Average Effective Maturity (m)	9.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended March 31, 2023, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of -0.05%, at net asset value. This compares with a return of 1.61% for the fund’s benchmark, the Bloomberg Municipal 1-15 Year Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators in March 2023 and set the stage for a substantial drop in longer-term interest rates and a dramatic uptick in fixed income market volatility. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy and sent ripple effects throughout the global economy.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
In the U.S., the rise in bond yields, combined with aggressive rate hiking actions taken by the Fed in response to high levels of inflation, proved a challenging backdrop for the municipal asset class. Over the trailing year, returns of municipal assets were flat for the investment grade index and modestly negative for the high yield index. Assets with the longest duration and the lowest quality suffered the most. Consistent with historical cycles, volatile and generally negative returns led to outflows from the asset class for most of the period. The adjustment to higher bond yields dramatically improved
3

Management Review - continued
valuations, and returns turned positive in the second half of the period. Tax collections will likely peak as economic activity declines, however, most municipal borrowers retained their solid financial positions following years of economic growth that bolstered liquidity positions.
Factors Affecting Performance
Relative to the Bloomberg Municipal 1-15 Year Index, the fund’s asset allocation decisions detracted from performance. From a quality perspective, the fund’s allocation to non-rated(r) issues, for which the benchmark has no exposure, and its overweight exposure to “BBB” rated securities weighed on relative performance. From a sector perspective, the fund’s greater allocation to the health care sector and lesser allocation to the state sector weakened relative returns. On the positive side, favorable security selection within “BBB” rated securities contributed to relative performance. Yield curve(y) positioning further benefited the fund’s relative returns over the reporting period.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 3/31/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)
5

Performance Summary  - continued
Total Returns through 3/31/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	5/18/21	(0.05)%	(2.52)%
C	5/18/21	(0.69)%	(3.24)%
I	5/18/21	0.30%	(2.29)%
R6	5/18/21	0.25%	(2.29)%
Comparative benchmark(s)

Bloomberg Municipal 1-15 Year Index (f)	1.61%	(1.77)%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(4.30)%	(4.76)%
C With CDSC (1% for 12 months) (v)	(1.67)%	(3.24)%
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal 1-15 Year Index(a) - a market capitalization-weighted index that measures the performance of the intermediate-term (1 to 15 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
6

Performance Summary  - continued
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.70%	$1,000.00	$1,059.77	$3.59
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
C	Actual	1.45%	$1,000.00	$1,055.91	$7.43
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
I	Actual	0.45%	$1,000.00	$1,061.08	$2.31
	Hypothetical (h)	0.45%	$1,000.00	$1,022.69	$2.27
R6	Actual	0.37%	$1,000.00	$1,061.43	$1.90
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
3/31/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.6%
Alabama - 3.9%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$358,885
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	728,873
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	229,820
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	480,000	494,611
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,054,787
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	495,000	519,808
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	182,276
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	364,130
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	315,013
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,096,012
		$5,344,215
Alaska - 0.3%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$360,000	$393,960
Arizona - 3.1%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$504,620
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	485,531
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	131,183
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	755,000	791,097
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	500,000	523,981
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	156,970
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	$5,000	$4,340
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,381
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 3.5%, 12/01/2035 (Put Date 5/01/2023)	1,000,000	999,839
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	205,400
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	243,428
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	235,700
		$4,295,470
Arkansas - 0.1%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$125,446
California - 5.5%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$788,078
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	635,000	635,156
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	500,000	500,735
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2034	1,000,000	1,144,376
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	535,000	534,881
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,322
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	125,000	130,166
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	18,977
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	$500,000	$530,399
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	92,169
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	93,429
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,247
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	83,404
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5%, 11/01/2028	275,000	307,707
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “F”, 5%, 5/15/2033	580,000	633,824
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2035	630,000	743,410
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2033	1,000,000	1,180,672
		$7,597,952
Colorado - 1.5%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$120,096
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,100,668
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2031	750,000	854,597
		$2,075,361
Connecticut - 2.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$929,432
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	256,954
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	610,000	660,775
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	887,541
		$2,734,702
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 1.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$224,463
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	95,452
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	246,488
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	269,640
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., “A”, 5%, 10/01/2034	1,000,000	1,014,992
		$1,851,035
Florida - 4.7%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$461,597
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	458,364
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	500,000	568,999
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025) (w)	500,000	518,200
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,095,878
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036 (w)	1,000,000	918,792
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	376,208
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	291,660
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,148,450
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	80,337
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	472,445
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	182,039
		$6,572,969
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 4.3%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$505,000	$512,342
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2036	75,000	80,206
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	231,370
Columbus, GA, Medical Center Hospital Authority Rev. Anticipation Certificates (Piedmont Healthcare, Inc. Project), “B”, 5%, 7/01/2054 (Put Date 7/01/2029)	1,000,000	1,107,697
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,043,176
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	519,615
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	278,533
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	276,225
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	274,735
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	546,033
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	1,012,083
		$5,882,015
Guam - 1.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$105,878
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,326
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,341
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,374
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	27,125
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	275,892
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	105,000	107,964
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,264
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	172,636
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	22,639
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	$55,000	$46,056
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	66,862
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	113,827
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	139,042
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	388,464
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	304,381
		$1,848,071
Idaho - 0.0%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	$60,000	$58,221
Illinois - 6.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$223,693
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	73,912
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,036,917
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	525,294
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	201,057
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,929
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	148,340
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	41,405
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	47,072
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,073,069
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	106,604
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	140,760
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	133,967
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	448,866
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	223,555
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	234,994
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	$655,000	$687,821
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	70,060
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	866,183
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	60,000	59,996
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	120,000	119,748
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	90,000	79,706
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,418
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	100,000	103,523
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	113,123
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	504,171
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	221,964
State of Illinois, General Obligation, 5%, 2/01/2029	165,000	176,721
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	165,966
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	134,376
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	197,928
State of Illinois, General Obligation, “A”, 5%, 10/01/2028	100,000	110,046
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	130,401
		$8,451,585
Indiana - 2.6%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$97,429
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 4%, 10/01/2031 (Put Date 10/02/2023)	500,000	501,164
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	27,846
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	209,154
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	560,231
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	321,465
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	$1,000,000	$1,093,103
Whiting, IN, Environmental Facilities Rev. (BP Products North American, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	763,948
		$3,574,340
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,520
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	95,759
		$105,279
Kansas - 1.1%
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	$530,000	$587,619
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	70,000	79,354
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	125,000	121,275
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	750,000	742,876
		$1,531,124
Kentucky - 0.5%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$105,000	$99,562
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	548,029
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,332
		$657,923
Louisiana - 1.0%
Jefferson Parish, LA, Consolidated Sewerage District 1 Rev., BAM, 4%, 2/01/2033	$1,000,000	$1,079,989
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	200,000	208,428
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	100,061
		$1,388,478
Maine - 0.7%
State Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	$1,000,000	$1,000,004
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 1.1%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$462,621
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	531,212
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 2.1%, 4/01/2035	215,000	215,000
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	264,003
		$1,472,836
Massachusetts - 2.0%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$98,295
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	85,487
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	41,921
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	315,000	296,220
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,005,846
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	500,000	541,234
Milton, MA, General Obligation Anticipation Notes, 4.5%, 8/30/2023	739,000	744,437
		$2,813,440
Michigan - 1.8%
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	$325,000	$344,731
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,749
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,642
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,438
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	45,858
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	$515,000	$533,270
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	103,452
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	375,000	405,704
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	994,680
		$2,514,524
Minnesota - 0.9%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$118,493
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	146,070
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	230,000	224,961
St. Paul, MN, Housing & Redevelopment Authority, Multi-Family Housing Rev. (Dale Street Project), 3.5%, 12/01/2025 (Put Date 6/01/2024)	750,000	747,765
		$1,237,289
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,246
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	90,000	88,087
		$154,333
Missouri - 1.0%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$155,120
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	693,875
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	119,219
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding Rev., Taxable, “A”, 5%, 12/01/2027	265,000	265,000
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	$100,000	$99,513
		$1,332,727
Nevada - 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$479,365
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	143,414
		$622,779
New Hampshire - 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$277,724	$274,984
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	111,620
		$386,604
New Jersey - 2.8%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,929
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030 (Prerefunded 6/15/2024)	115,000	116,961
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,000,000	1,139,014
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	234,852
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	600,000	603,579
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	65,000	69,388
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	59,817
Salem Country, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025	500,000	500,000
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2036	410,000	460,068
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	417,026
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	148,672
		$3,834,306
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.5%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Tax Exempt, “E”, GNMA, 6.25%, 9/01/2053	$560,000	$628,032
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	115,000	123,148
		$751,180
New York - 6.7%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$322,654
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	800,470
City of Elmira Chemung Country, NY, School District Anticipation Notes, 4%, 6/23/2023	750,000	751,756
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	354,461
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5%, 12/01/2027	685,000	731,839
Long Beach, NY, General Obligation, “B”, BAM, 5.25%, 7/15/2032	200,000	226,320
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	499,001
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	470,834
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2026	295,000	314,184
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	920,543
New York State Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	170,420
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	500,000	507,543
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	251,084
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	293,753
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2030	750,000	823,802
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	562,409
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	$500,000	$478,416
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”D-1“, 5%, 11/15/2028	750,000	857,006
		$9,336,495
North Carolina - 1.2%
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	$780,000	$648,725
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	750,000	837,922
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	123,551
		$1,610,198
North Dakota - 1.0%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$827,710
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	592,794
		$1,420,504
Ohio - 3.2%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2025	$450,000	$475,751
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	500,000	549,401
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	354,323
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	206,442
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,214
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	171,302
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	729,899
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	503,997
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	649,095
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	$615,000	$671,877
		$4,458,301
Oklahoma - 0.7%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$323,875
Rogers County, OK, Educational Facilities Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2032	500,000	585,348
		$909,223
Oregon - 1.0%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$5,000	$4,244
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	8,729
Oregon Facilities Authority Rev. (Legacy Health Project), “B”, 5%, 6/01/2030	1,000,000	1,124,620
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	106,384
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	122,909
		$1,366,886
Pennsylvania - 5.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	$10,000	$10,424
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	49,445
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	393,913
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,414
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.075% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	701,796
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	10,000	6,935
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	142,514
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	493,080
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	$450,000	$503,480
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	126,069
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	504,772
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,099,680
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	154,844
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	86,530
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	213,759
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	8,591
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	290,000	284,955
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	215,712
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	615,000	670,518
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	706,320
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	97,052
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	487,973
		$7,038,776
Puerto Rico - 2.0%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$12,922	$12,162
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	28,202
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	21,501	21,532
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	43,099	43,763
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	$42,709	$44,126
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	292,016	304,853
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	43,277
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	34,787
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	30,320
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	25,259
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	32,904
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	32,894
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	506,517
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	70,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	115,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	185,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	28,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,175
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	64,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	28,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	28,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	92,950
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,004
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,538
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	45,500
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	$70,000	$49,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	42,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	34,500
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	21,509
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	18,294
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	154,434
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	69,164
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	35,398
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,891
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	33,686
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,213
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	398,238
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,016
		$2,776,989
Rhode Island - 0.6%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	$750,000	$811,197
South Carolina - 0.5%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$329,634
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	257,767
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	140,398
		$727,799
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - 0.0%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$61,890
Tennessee - 10.1%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,003,494
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	501,738
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	394,404
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,259
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	779,805
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,034,515
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	70,791
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,048,326
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	249,548
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	73,098
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,003,099
Metropolitan Nashville Airport Authority Rev., Airport Improvement, “B”, 5.25%, 7/01/2033	1,150,000	1,321,584
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,130,420
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	380,000	380,097
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	506,631
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,597,790
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	515,526
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	$685,000	$727,211
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	771,889
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	110,615
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	81,391
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	638,697
		$13,950,928
Texas - 5.8%
Arlington, TX, Housing Finance Corp. Multi-family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	$500,000	$517,522
Austin, TX, Airport System Rev., 5%, 11/15/2033	1,000,000	1,133,665
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	101,540
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	103,447
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	85,730
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	145,167
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	192,480
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,351
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax School, 5%, 2/15/2037	95,000	108,881
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax School, 5%, 2/15/2038	70,000	79,275
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	74,102
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	200,504
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	63,137
Houston, TX, Independent School District, “A-2”, Texas PSF, 3.5%, 6/01/2039 (Put Date 6/01/2025)	400,000	403,055
Lewisville, TX, General Obligation, 5%, 2/15/2030	850,000	988,222
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	489,042
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	473,406
North Texas, TX, Municipal Water District Savine Creek Regional Wastewater System Contract Rev., AGM, 5%, 6/01/2032	500,000	595,705
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	$200,000	$161,289
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,026,885
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	105,000	118,862
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	250,000	280,100
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	76,857
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	130,521
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	339,934
		$7,989,679
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$25,000	$25,380
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	115,000	115,117
		$140,497
Utah - 0.8%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$199,937
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	14,744	12,824
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	744,938	763,573
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	121,242
		$1,097,576
Vermont - 0.8%
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	$1,000,000	$1,091,939
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.9%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$96,072
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	185,152
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	999,076
		$1,280,300
Washington - 1.9%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$202,465
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	191,677
Seattle, WA, Port Intermediate Lien Rev., “B”, 5%, 8/01/2029	500,000	554,104
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	680,000	680,129
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	1,000,000	977,119
		$2,605,494
West Virginia - 0.4%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$201,235
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	322,273
		$523,508
Wisconsin - 3.8%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$975,095
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	205,000	203,349
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	281,027
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	186,873
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	293,742
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	218,370
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	$400,000	$366,553
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	150,824
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	811,950
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	529,921
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	30,000	26,978
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	24,090
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	120,384
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	79,800
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	751,743
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	253,460
		$5,274,159
Total Municipal Bonds (Identified Cost, $135,638,908)		$135,080,506
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$130,776
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	353,924
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	104,148
Total Bonds (Identified Cost, $631,695)		$588,848
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $107,305)	$183,229	$79,705
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $3,048,702)	3,048,501	$3,049,111

Other Assets, Less Liabilities - (0.3)%		(426,423)
Net Assets - 100.0%		$138,371,747

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,049,111 and $135,749,059, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,604,603, representing 4.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
32

Financial Statements
Statement of Assets and Liabilities
At 3/31/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $136,377,908)	$135,749,059
Investments in affiliated issuers, at value (identified cost, $3,048,702)	3,049,111
Receivables for
Investments sold	20,000
Fund shares sold	306,182
Interest	1,646,835
Receivable from investment adviser	35,281
Other assets	454
Total assets	$140,806,922
Liabilities
Payables for
Distributions	$12,505
Investments purchased	500,000
Fund shares reacquired	363,616
When-issued investments purchased	1,463,630
Payable to affiliates
Administrative services fee	168
Shareholder servicing costs	27,957
Distribution and service fees	1,367
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	65,920
Total liabilities	$2,435,175
Net assets	$138,371,747
Net assets consist of
Paid-in capital	$141,714,315
Total distributable earnings (loss)	(3,342,568)
Net assets	$138,371,747
Shares of beneficial interest outstanding	15,053,387
33

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$97,423,579	10,596,464	$9.19
Class C	659,336	71,849	9.18
Class I	34,681,756	3,774,527	9.19
Class R6	5,607,076	610,547	9.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.60 [100 / 95.75 x $9.19]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
34

Financial Statements
Statement of Operations
Year ended 3/31/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$3,060,912
Dividends from affiliated issuers	100,147
Other	2,597
Total investment income	$3,163,656
Expenses
Management fee	$360,278
Distribution and service fees	181,728
Shareholder servicing costs	83,817
Administrative services fee	25,693
Independent Trustees' compensation	3,799
Custodian fee	39,692
Shareholder communications	10,973
Audit and tax fees	50,282
Legal fees	1,698
Registration fees	88,620
Miscellaneous	33,627
Total expenses	$880,207
Reduction of expenses by investment adviser	(236,263)
Net expenses	$643,944
Net investment income (loss)	$2,519,712
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,646,342)
Affiliated issuers	(509)
Futures contracts	(24,540)
Net realized gain (loss)	$(1,671,391)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$836,715
Affiliated issuers	409
Net unrealized gain (loss)	$837,124
Net realized and unrealized gain (loss)	$(834,267)
Change in net assets from operations	$1,685,445
See Notes to Financial Statements
35

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	3/31/23	3/31/22 (c)
Change in net assets
From operations
Net investment income (loss)	$2,519,712	$750,822
Net realized gain (loss)	(1,671,391)	1,168,752
Net unrealized gain (loss)	837,124	(5,799,283)
Change in net assets from operations	$1,685,445	$(3,879,709)
Total distributions to shareholders	$(2,542,750)	$(1,148,936)
Change in net assets from fund share transactions	$63,763,962	$80,493,735
Total change in net assets	$62,906,657	$75,465,090
Net assets
At beginning of period	75,465,090	—
At end of period	$138,371,747	$75,465,090

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
36

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.13
Net realized and unrealized gain (loss)	(0.22)	(0.59)
Total from investment operations	$0.00(w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.08)
From net realized gain	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.97(a)
Expenses after expense reductions (f)	0.70	0.70(a)
Net investment income (loss)	2.38	1.46(a)
Portfolio turnover	39	165(n)
Net assets at end of period (000 omitted)	$97,424	$54,967
See Notes to Financial Statements
37

Financial Highlights – continued
Class C	Year ended
	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.03
Net realized and unrealized gain (loss)	(0.22)	(0.56)
Total from investment operations	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.03)
From net realized gain	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.82(a)
Expenses after expense reductions (f)	1.45	1.43(a)
Net investment income (loss)	1.79	0.36(a)
Portfolio turnover	39	165(n)
Net assets at end of period (000 omitted)	$659	$74

Class I	Year ended
	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.15
Net realized and unrealized gain (loss)	(0.20)	(0.60)
Total from investment operations	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.10)
From net realized gain	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.72(a)
Expenses after expense reductions (f)	0.45	0.45(a)
Net investment income (loss)	2.58	1.70(a)
Portfolio turnover	39	165(n)
Net assets at end of period (000 omitted)	$34,682	$20,041
See Notes to Financial Statements
38

Financial Highlights – continued
Class R6	Year ended
	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.08
Net realized and unrealized gain (loss)	(0.25)	(0.52)
Total from investment operations	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.11)
From net realized gain	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.85(a)
Expenses after expense reductions (f)	0.37	0.37(a)
Net investment income (loss)	2.94	0.93(a)
Portfolio turnover	39	165(n)
Net assets at end of period (000 omitted)	$5,607	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
39

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is
40

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
41

Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$135,160,211	$—	$135,160,211
U.S. Corporate Bonds	—	588,848	—	588,848
Mutual Funds	3,049,111	—	—	3,049,111
Total	$3,049,111	$135,749,059	$—	$138,798,170
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At March 31, 2023, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended March 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(24,540)
There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all
42

Notes to Financial Statements  - continued
transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
43

Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the
44

Notes to Financial Statements  - continued
terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the year ended March 31, 2023, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/23	Year ended 3/31/22 (c)
Ordinary income (including any short-term capital gains)	$71,363	$8,090
Tax-exempt income	2,404,782	705,827
Long-term capital gains	66,605	435,019
Total distributions	$2,542,750	$1,148,936

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
45

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$139,571,069
Gross appreciation	2,089,342
Gross depreciation	(2,862,241)
Net unrealized appreciation (depreciation)	$(772,899)
Undistributed ordinary income	75,432
Undistributed tax-exempt income	349,589
Capital loss carryforwards	(2,644,977)
Other temporary differences	(349,713)
Total distributable earnings (loss)	$(3,342,568)
As of March 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,521,564)
Long-Term	(1,123,413)
Total	$(2,644,977)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/23	Year ended 3/31/22(c)
Class A	$1,713,170	$736,479
Class C	6,455	619
Class I	760,370	298,274
Class R6	62,755	113,564
Total	$2,542,750	$1,148,936

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
46

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, this management fee reduction amounted to $14,004, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the year ended March 31, 2023, this reduction amounted to $222,259, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $704 for the year ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
47

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 178,182
Class C	0.75%	0.25%	1.00%	1.00%	3,546
Total Distribution and Service Fees					$181,728
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended March 31, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2023, were as follows:
Amount
Class A	$3,332
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2023, the fee was $2,921, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $80,896.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2023 was equivalent to an annual effective rate of 0.0250% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
48

Notes to Financial Statements  - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On May 18, 2021, MFS purchased the following shares as an initial investment in the fund:
Class	Shares	Amount
Class A	20,000	$200,000
Class C	5,000	$50,000
Class I	5,000	$50,000
Class R6	2,470,000	$24,700,000
On the following dates, MFS redeemed fund shares:
Class	Date	Shares	Amount
Class A	12/02/21	15,000	$150,000
Class A	8/03/22	5,143	$48,190
Class I	8/03/22	5,118	$47,904
Class R6	11/02/21	802,407	$8,000,000
Class R6	11/05/21	501,002	$5,000,000
Class R6	11/17/21	911,824	$9,100,000
Class R6	12/02/21	266,150	$2,661,500
During the year ended March 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,450,828. The sales transactions resulted in net realized gains (losses) of $(48,479).
(4) Portfolio Securities
For the year ended March 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $104,633,514 and $39,003,267, respectively.
49

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/23		Year ended 3/31/22 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,581,655	$59,636,823	90,933	$887,477
Class C	89,863	814,675	7,805	78,000
Class I	4,925,766	44,887,807	304,947	3,004,964
Class R6	584,308	5,246,385	2,470,129	24,701,293
	12,181,592	$110,585,690	2,873,814	$28,671,734
Shares issued in connection with acquisition of MFS Tennessee Municipal Bond Fund
Class A			6,689,484	$66,961,734
Class I			2,514,310	25,143,101
Class R6			82,906	829,885
			9,286,700	$92,934,720
Shares issued to shareholders in reinvestment of distributions
Class A	176,051	$1,600,706	68,156	$671,892
Class C	711	6,455	63	619
Class I	83,396	757,235	29,711	292,402
Class R6	6,738	61,260	11,341	113,564
	266,896	$2,425,656	109,271	$1,078,477
Shares reacquired
Class A	(2,003,541)	$(18,220,517)	(1,006,274)	$(9,943,602)
Class C	(26,579)	(239,408)	(14)	(142)
Class I	(3,366,717)	(30,594,693)	(716,886)	(7,066,014)
Class R6	(21,298)	(192,766)	(2,523,577)	(25,181,438)
	(5,418,135)	$(49,247,384)	(4,246,751)	$(42,191,196)
Net change
Class A	4,754,165	$43,017,012	5,842,299	$58,577,501
Class C	63,995	581,722	7,854	78,477
Class I	1,642,445	15,050,349	2,132,082	21,374,453
Class R6	569,748	5,114,879	40,799	463,304
	7,030,353	$63,763,962	8,023,034	$80,493,735

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
50

Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2023, the fund’s commitment fee and interest expense were $486 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,342,611	$91,156,379	$92,449,779	$(509)	$409	$3,049,111

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$100,147	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the
51

Notes to Financial Statements  - continued
transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Acquisitions
At close of business on October 1, 2021, the fund with net assets of approximately $25,706,956, acquired all of the assets and liabilities of MFS Tennessee Municipal Bond Fund, a series of MFS Municipal Series Trust. The purpose of the transaction was to provide shareholders of MFS Tennessee Municipal Bond Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 9,286,700 shares of the fund (valued at approximately $92,934,720) for all of the assets and liabilities of MFS Tennessee Municipal Bond Fund. MFS Tennessee Municipal Bond Fund then distributed the shares of the fund that MFS Tennessee Municipal Bond Fund received from the fund to its shareholders. MFS Tennessee Municipal Bond Fund’s investments on that date were valued at approximately $100,999,446 with a cost basis of approximately $96,665,727. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Tennessee Municipal Bond Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
52

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Intermediate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Intermediate Fund (the “Fund”), including the portfolio of investments, as of March 31, 2023 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended, and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
53

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
54

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
55

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
56

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
57

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter
58

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
59

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $74,000 as capital gain dividends paid during the fiscal year.
Of the dividends paid from net investment income during the fiscal year, 97.12% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
60

Federal Tax Information (unaudited) - continued
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
61

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
62

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
63

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended March 31, 2023 and 2022, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2023	2022
MFS Alabama Municipal Bond Fund	56,293	52,087
MFS Arkansas Municipal Bond Fund	56,293	52,087
MFS California Municipal Bond Fund	56,293	52,087
MFS Georgia Municipal Bond Fund	56,293	52,087
MFS Maryland Municipal Bond Fund	56,293	52,087
MFS Massachusetts Municipal Bond Fund	56,293	52,087
MFS Mississippi Municipal Bond Fund	63,409	52,087
MFS Municipal Income Fund	40,800	58,664
MFS Municipal Intermediate Fund	56,293	30,800
MFS New York Municipal Bond Fund	56,293	52,087
MFS North Carolina Municipal Bond Fund	56,293	52,087
MFS Pennsylvania Municipal Bond Fund	56,293	52,087
MFS South Carolina Municipal Bond Fund	56,293	52,087
MFS Tennessee Municipal Bond Fund+	N/A	0
MFS Virginia Municipal Bond Fund	56,293	52,087
MFS West Virginia Municipal Bond Fund	56,293	52,087
Total	836,018	766,595

For the fiscal years ended March 31, 2023 and 2022, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
		Fees1
	2023	2022	2023	20224	2023	2022
To MFS Alabama Municipal Bond Fund	0	0	0	793	0	0
To MFS Arkansas Municipal Bond Fund	0	0	0	793	0	0
To MFS California Municipal Bond Fund	0	0	0	793	0	0
To MFS Georgia Municipal Bond Fund	0	0	0	793	0	0
To MFS Maryland Municipal Bond Fund	0	0	0	793	0	0
To MFS Massachusetts Municipal Bond Fund	0	0	0	793	0	0
To MFS Mississippi Municipal Bond Fund	0	0	0	810	0	0
To MFS Municipal Income Fund	0	0	0	2,195	0	0
To MFS Municipal Intermediate Fund	0	3,000	0	793	0	0
To MFS New York Municipal Bond Fund	0	0	0	793	0	0
To MFS North Carolina Municipal Bond Fund	0	0	0	793	0	0
To MFS Pennsylvania Municipal Bond Fund	0	0	0	793	0	0
To MFS South Carolina Municipal Bond Fund	0	0	0	793	0	0
To MFS Tennessee Municipal Bond Fund+	N/A	3,000	N/A	5,300	N/A	0
To MFS Virginia Municipal Bond Fund	0	0	0	793	0	0
To MFS West Virginia Municipal Bond Fund	0	0	0	793	0	0
Total fees billed by Deloitte to above Funds:	0	6,000	0	18,614	0	0

Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
	Fees1
	2023	2022	2023	2022	2023	2022
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Alabama Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Arkansas Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS California Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Georgia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Maryland Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Massachusetts Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Mississippi Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Municipal Income Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Municipal Intermediate Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS New York Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS North Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Pennsylvania Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS South Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	N/A	0	N/A	0	N/A	5,390
MFS Tennessee Municipal Bond Fund*+
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS Virginia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	5,390
MFS West Virginia Municipal Bond
Fund*

Fees billed by Deloitte:			Aggregate fees for non-audit services
			2023		20224
To MFS Alabama Municipal Bond Fund, MFS and MFS			3,790		6,183
Related Entities#
To MFS Arkansas Municipal Bond Fund, MFS and MFS			3,790		6,183
Related Entities#
To MFS California Municipal Bond Fund, MFS and MFS			3,790		6,183
Related Entities#
To MFS Georgia Municipal Bond Fund, MFS and MFS			3,790		6,183
Related Entities#
To MFS Maryland Municipal Bond Fund, MFS and MFS			3,790		6,183
Related Entities#
To MFS Massachusetts Municipal Bond Fund, MFS and			3,790		6,183
MFS Related Entities#

To MFS Mississippi Municipal Bond Fund, MFS and MFS	3,790	6,183
Related Entities#
To MFS Municipal Income Fund, MFS and MFS Related	3,790	6,200
Entities#
To MFS Municipal Intermediate Fund, MFS and MFS	3,790	10,585
Related Entities#
To MFS New York Municipal Bond Fund, MFS and MFS	3,790	6,183
Related Entities#
To MFS North Carolina Municipal Bond Fund, MFS and	3,790	6,183
MFS Related Entities#
To MFS Pennsylvania Municipal Bond Fund, MFS and	3,790	6,183
MFS Related Entities#
To MFS South Carolina Municipal Bond Fund, MFS and	3,790	6,183
MFS Related Entities#
To MFS Tennessee Municipal Bond Fund, MFS and MFS	N/A	13,690
Related Entities#+
To MFS Virginia Municipal Bond Fund, MFS and MFS	3,790	6,183
Related Entities#
To MFS West Virginia Municipal Bond Fund, MFS and	3,790	6,183
MFS Related Entities#

+MFS Tennessee Municipal Bond Fund was reorganized into the MFS Municipal Intermediate Fund, a series of MFS Municipal Series Trust, as of October 2021.

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees".

4 Certain fees reported in 2022 have been restated in this filing from those reported in the Registrant's filing for the reporting period ended March 31, 2022.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2023

* Print name and title of each signing officer under his or her signature.